PRINCIPAL FUNDS, INC. (“PFI”)
Class A, Class B, Class C, and Class P Shares
The date of this Prospectus is March 1, 2013.

Ticker Symbols
Share Class
Fund	A	B	C	P
Bond & Mortgage Securities	PRBDX	PROBX	PBMCX
California Municipal	SRCMX	SQCMX	SRCCX
Diversified International	PRWLX	PRBWX	PDNCX	PDIPX
Equity Income	PQIAX	PQUBX	PEUCX	PEQPX
Global Diversified Income	PGBAX		PGDCX	PGDPX
Global Real Estate Securities	POSAX		POSCX	POSPX
Government & High Quality Bond	CMPGX	CBUGX	CCUGX	PGSPX
High Yield	CPHYX	CBHYX	CCHIX	PYHPX
High Yield I	PYHAX
Income	CMPIX	CMIBX	CNMCX	PIMPX
Inflation Protection	PITAX		PPOCX
International Emerging Markets	PRIAX	PIEBX	PMKCX	PIEPX
LargeCap Growth	PRGWX	PRGBX	PLGCX	PGLPX
LargeCap Growth I	PLGAX
LargeCap S&P 500 Index	PLSAX		PLICX
LargeCap Value	PCACX	PCCBX	PLUCX
MidCap (formerly MidCap Blend)	PEMGX	PRMBX	PMBCX	PMCPX
Money Market	PCSXX	PMBXX	PPCXX
Principal Capital Appreciation	CMNWX	CMNBX	CMNCX	PCFPX
Principal LifeTime Strategic Income	PALTX	PLTSX
Principal LifeTime 2010	PENAX
Principal LifeTime 2020	PTBAX	PLIBX
Principal LifeTime 2030	PTCAX	PTCBX
Principal LifeTime 2040	PTDAX	PTDBX
Principal LifeTime 2050	PPEAX	PLTFX
Real Estate Securities	PRRAX	PRLEX	PRCEX	PIRPX
SAM Balanced	SABPX	SBBPX	SCBPX
SAM Conservative Balanced	SAIPX	SBIPX	SCIPX
SAM Conservative Growth	SAGPX	SBGPX	SCGPX
SAM Flexible Income	SAUPX	SBUPX	SCUPX
SAM Strategic Growth	SACAX	SBCAX	SWHCX
Short-Term Income	SRHQX		STCCX	PSTPX
SmallCap Blend	PLLAX	PLLBX	PSMCX
Tax-Exempt Bond	PTEAX	PTBBX	PTBCX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Objective:	The Fund seeks current income, and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.25%	4.01%
Acquired Fund Fees and Expenses	0.59%	0.59%
Total Annual Fund Operating Expenses	1.12%	5.63%
Expense Reimbursement(1)	-0.12%	-3.88%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.00%	1.75%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed and 0.41% for Class A and 1.16% for Class B shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$473	$704	$956	$1,675
Class B	$678	$1,674	$2,622	$4,348
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$473	$704	$956	$1,675
Class B	$178	$1,274	$2,422	$4,348

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 31.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.

PRINCIPAL LIFETIME FUNDS TARGET ALLOCATIONS OVER TIME*

13% Non-U.S. Equity
31% U.S. Equity
11% Real Assets/Other**
45% Fixed Income
6% Non-U.S. Equity
14% U.S. Equity
14% Real Assets/Other**
66% Fixed Income
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
% of Total Assets
Target Date (Assumed Retirement)
50
45
40
35
30
25
20
15
10
5
5
10
15
20
Years to Retirement
Years after Retirement
Non-U.S. Equity
U.S. Equity
Real Assets/Other**
Fixed Income

* As of March 31, 2013.

** Shareholders receive exposure to real assets through the underlying Diversified Real Asset Fund. Also included is the underlying Global Diversified Income Fund, used for the purpose of enhancing income potential and providing some additional diversification. Finally, shareholders receive exposure to alternative strategies designed to potentially achieve long-term capital appreciation with an emphasis on striving for positive total returns and relatively low volatility through the underlying Global Multi-Strategy Fund.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A shares commenced operations on June 28, 2005, and Class B shares commenced operations on March 15, 2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.40% Russell 3000® Index, 5.60% MSCI EAFE Index NDTR D, and 75.00% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.45% Russell 3000® Index, 5.55% MSCI EAFE Index NDTR D, and 75.00% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	9.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.34%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.92%	1.87%	4.50%
Class A Return After Taxes on Distributions	4.20%	0.76%	3.42%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.29%	0.95%	3.29%
Class B Return Before Taxes	3.28%	1.52%	4.38%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	7.05%	5.03%	6.67%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President

•	Jeffrey R. Tyler (since 2011), Vice President

•	Randy L. Welch (since 2007), Vice President
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Matthew Annenberg (since 2013), Managing Director, Asset Allocation

•	Dirk Laschanzky (since 2001), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2010 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class A
Management Fees	0.03%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.12%
Expense Reimbursement(1)	-0.08%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.04%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$477	$709	$960	$1,679
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$477	$709	$960	$1,679

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 28.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A shares commenced operations on June 28, 2005. The returns for Class A, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2010 Blended Index were 32.40% Russell 3000® Index, 11.60% MSCI EAFE Index NDTR D, and 56.00% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2010 Blended Index will be 31.35% Russell 3000® Index, 11.15% MSCI EAFE Index NDTR D, and 57.50% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-16.36%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	7.38%	1.22%	5.16%
Class A Return After Taxes on Distributions	6.77%	0.35%	4.28%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.95%	0.57%	4.04%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)	9.41%	3.39%	6.51%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President

•	Jeffrey R. Tyler (since 2011), Vice President

•	Randy L. Welch (since 2007), Vice President
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Matthew Annenberg (since 2013), Managing Director, Asset Allocation

•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2020 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.19%	0.45%
Acquired Fund Fees and Expenses	0.68%	0.68%
Total Annual Fund Operating Expenses	1.15%	2.16%
Expense Reimbursement(1)	-0.06%	-0.32%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.09%	1.84%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$655	$889	$1,142	$1,865
Class B	$687	$1,040	$1,325	$2,206
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$655	$889	$1,142	$1,865
Class B	$187	$640	$1,125	$2,206

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 21.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities, growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2020 Blended Index were 47.45% Russell 3000® Index, 17.55% MSCI EAFE Index NDTR D, and 35.00% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2020 Blended Index will be 45.95% Russell 3000® Index, 16.80% MSCI EAFE Index NDTR D, and 37.25% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.99%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-18.46%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.02%	0.40%	5.58%
Class A Return After Taxes on Distributions	7.48%	-0.33%	4.79%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.41%	-0.03%	4.49%
Class B Return Before Taxes	8.39%	0.42%	5.38%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)	12.87%	2.46%	6.77%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President

•	Jeffrey R. Tyler (since 2011), Vice President

•	Randy L. Welch (since 2007), Vice President
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Matthew Annenberg (since 2013), Managing Director, Asset Allocation

•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2030 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.24%	0.53%
Acquired Fund Fees and Expenses	0.72%	0.72%
Total Annual Fund Operating Expenses	1.24%	2.28%
Expense Reimbursement(1)	-0.11%	-0.40%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.13%	1.88%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$659	$910	$1,182	$1,957
Class B	$691	$1,068	$1,378	$2,316
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$659	$910	$1,182	$1,957
Class B	$191	$668	$1,178	$2,316

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate 20.0% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities (including high yield or “junk” bonds), domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, real estate securities, derivatives, mortgage-backed and asset-backed securities, and U.S. government and U.S. government-sponsored securities.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2030 Blended Index were 56.25% Russell 3000® Index, 21.00% MSCI EAFE Index NDTR D, and 22.75% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2030 Blended Index will be 55.80% Russell 3000® Index, 20.45% MSCI EAFE Index NDTR D, and 23.75% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	16.94%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-20.15%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.83%	-0.11%	5.75%
Class A Return After Taxes on Distributions	8.12%	-0.78%	5.02%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.74%	-0.43%	4.68%
Class B Return Before Taxes	9.36%	-0.08%	5.59%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)	13.85%	1.87%	6.90%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.
Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President

•	Jeffrey R. Tyler (since 2011), Vice President

•	Randy L. Welch (since 2007), Vice President
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Matthew Annenberg (since 2013), Managing Director, Asset Allocation

•	Dirk Laschanzky (since 2001), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2040 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	Five
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.29%	0.65%
Acquired Fund Fees and Expenses	0.74%	0.74%
Total Annual Fund Operating Expenses	1.31%	2.42%
Expense Reimbursement(1)	-0.16%	-0.52%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.15%	1.90%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$661	$925	$1,212	$2,027
Class B	$693	$1,096	$1,436	$2,433
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$661	$925	$1,212	$2,027
Class B	$193	$696	$1,236	$2,433

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 12.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, and derivatives.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2040 Blended Index were 62.80% Russell 3000® Index, 25.00% MSCI EAFE Index NDTR D, and 12.20% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2040 Blended Index will be 62.45% Russell 3000® Index, 24.35% MSCI EAFE Index NDTR D, and 13.20% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.31%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.45%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.88%	-0.62%	5.77%
Class A Return After Taxes on Distributions	9.43%	-1.15%	5.11%
Class A Return After Taxes on Distribution and Sale of Fund Shares	6.66%	-0.75%	4.76%
Class B Return Before Taxes	10.37%	-0.58%	5.59%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)	14.78%	1.38%	7.07%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President

•	Jeffrey R. Tyler (since 2011), Vice President

•	Randy L. Welch (since 2007), Vice President
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Matthew Annenberg (since 2013), Managing Director, Asset Allocation

•	Dirk Laschanzky (since 2001), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL LIFETIME 2050 FUND

Objective:	The Fund seeks a total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.40%	1.84%
Acquired Fund Fees and Expenses	0.75%	0.75%
Total Annual Fund Operating Expenses	1.43%	3.62%
Expense Reimbursement(1)	-0.27%	-1.71%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.16%	1.91%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$662	$948	$1,260	$2,143
Class B	$694	$1,323	$1,903	$3,251
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$662	$948	$1,260	$2,143
Class B	$194	$923	$1,703	$3,251

Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 10.5% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. (“PFI”) domestic and foreign equity, real asset and alternative investments, and fixed-income Funds according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in PFI Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”); Principal has hired a sub-advisor, Principal Global Investors, LLC (“PGI”), to assist in managing the Fund.
Principal, with assistance from PGI, develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund.
Principal, with assistance from PGI, may shift asset class targets in response to normal evaluative processes, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.
In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund.
The underlying funds invest in equity securities (including those with small and medium market capitalizations), growth and value stocks, fixed-income securities, domestic and foreign (including those in emerging markets) securities, securities denominated in foreign currencies, investment companies (including index funds), real estate investment trusts, and derivatives.
Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date in the Fund’s name, the shareholder will begin gradually withdrawing the account's value.

Principal Risks
The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The Fund operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Target Date Fund Risk. There is no guarantee that this fund will provide adequate income at or through retirement.
The principal risks of investing in the Fund that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2012, the weightings for the Principal LifeTime 2050 Blended Index were 65.90% Russell 3000® Index, 27.60% MSCI EAFE Index NDTR D, and 6.50% Barclays Aggregate Bond Index. Effective March 31, 2013, the weightings for the Principal LifeTime 2050 Blended Index will be 65.85% Russell 3000® Index, 27.10% MSCI EAFE Index NDTR D, and 7.05% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.71%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.13%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.59%	-0.81%	5.93%
Class A Return After Taxes on Distributions	10.17%	-1.33%	5.34%
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.14%	-0.92%	4.95%
Class B Return Before Taxes	11.14%	-0.80%	6.07%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)	15.49%	1.10%	7.37%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation

•	James W. Fennessey (since 2007), Vice President

•	Jeffrey R. Tyler (since 2011), Vice President

•	Randy L. Welch (since 2007), Vice President
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Matthew Annenberg (since 2013), Managing Director, Asset Allocation

•	Dirk Laschanzky (since 2001), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.11%	0.20%	0.11%
Acquired Fund Fees and Expenses	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.28%	2.12%	2.03%
Expense Reimbursement(1)	N/A	—	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.28%	2.12%	2.03%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.69% for Class B shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$500	$766	$1,051	$1,862
Class B	$715	$1,064	$1,339	$2,238
Class C	$306	$637	$1,093	$2,358

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$500	$766	$1,051	$1,862
Class B	$215	$664	$1,139	$2,238
Class C	$206	$637	$1,093	$2,358
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 5.5% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

•
Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.
Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (25/75) are 25% S&P 500 Index and 75% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Flexible Income Blended Index. The weightings for SAM Flexible Income Blended Index are 20% Russell 3000® Index, 5% MSCI EAFE Index NDTR D and 75% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-7.04%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.98%	4.50%	5.50%
Class A Return After Taxes on Distributions	4.83%	3.18%	4.16%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.19%	3.13%	4.01%
Class B Return Before Taxes	4.27%	4.11%	5.24%
Class C Return Before Taxes	8.41%	4.53%	5.11%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	7.18%	5.22%	5.89%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
SAM Flexible Income Blended Index (reflects no deduction for fees, expenses, or taxes)	7.35%	5.08%	6.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager

•	Jill R. Cuniff (since 2010), President and Portfolio Manager

•	Todd A. Jablonski (since 2010), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.12%	0.23%	0.11%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.32%	2.18%	2.06%
Expense Reimbursement(1)	-0.07%	-0.18%	-0.06%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.25%	2.00%	2.00%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.63% for Class A, 1.38% for Class B, and 1.38% for Class C shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$670	$938	$1,226	$2,046
Class B	$703	$1,062	$1,350	$2,278
Class C	$303	$639	$1,102	$2,384

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$670	$938	$1,226	$2,046
Class B	$203	$662	$1,150	$2,278
Class C	$203	$639	$1,102	$2,384
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 6.8% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 2003 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (40/60) are 40% S&P 500 Index and 60% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Conservative Balanced Blended Index. The weightings for SAM Conservative Balanced Blended Index are 30% Russell 3000® Index, 10% MSCI EAFE Index NDTR D and 60% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	11.55%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-9.94%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.62%	3.15%	5.81%
Class A Return After Taxes on Distributions	3.78%	2.06%	4.70%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.27%	2.14%	4.48%
Class B Return Before Taxes	4.84%	3.15%	5.74%
Class C Return Before Taxes	9.03%	3.58%	5.62%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	8.95%	4.67%	6.24%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
SAM Conservative Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	9.26%	4.32%	6.59%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager

•	Jill R. Cuniff (since 2010), President and Portfolio Manager

•	Todd A. Jablonski (since 2010), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.13%	0.22%	0.12%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.38%	2.22%	2.12%
Expense Reimbursement(1)	N/A	—	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.38%	2.22%	2.12%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class B shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$683	$963	$1,264	$2,116
Class B	$725	$1,094	$1,390	$2,342
Class C	$315	$664	$1,139	$2,452

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$683	$963	$1,264	$2,116
Class B	$225	$694	$1,190	$2,342
Class C	$215	$664	$1,139	$2,452
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.6% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.
Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (60/40) are 60% S&P 500 Index and 40% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Balanced Blended Index. The weightings for SAM Balanced Blended Index are 45% Russell 3000® Index, 15% MSCI EAFE Index NDTR D and 40% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated. Effective June 30, 2013, the Fund’s primary benchmark will change from the S&P 500 Index to the Russell 3000® Index because the Russell 3000® Index is a better benchmark for the Fund’s performance due to the market capitalizations it represents.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	13.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.46%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.10%	1.96%	6.26%
Class A Return After Taxes on Distributions	5.57%	1.06%	5.40%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.22%	1.27%	5.10%
Class B Return Before Taxes	6.33%	1.95%	6.20%
Class C Return Before Taxes	10.42%	2.36%	6.07%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)	11.31%	3.81%	6.62%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
SAM Balanced Blended Index (reflects no deduction for fees, expenses, or taxes)	11.77%	3.26%	7.13%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager

•	Jill R. Cuniff (since 2010), President and Portfolio Manager

•	Todd A. Jablonski (since 2010), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.14%	0.22%	0.14%
Acquired Fund Fees and Expenses	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.43%	2.26%	2.18%
Expense Reimbursement(1)	N/A	—	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.43%	2.26%	2.18%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.71% for Class B shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$688	$978	$1,289	$2,169
Class B	$729	$1,106	$1,410	$2,386
Class C	$321	$682	$1,169	$2,513

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$688	$978	$1,289	$2,169
Class B	$229	$706	$1,210	$2,386
Class C	$221	$682	$1,169	$2,513
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.1% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Agency or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.
Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark (80/20) are 80% S&P 500 Index and 20% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund will use a new blended index, the SAM Conservative Growth Blended Index. The weightings for SAM Conservative Growth Blended Index are 60% Russell 3000® Index, 20% MSCI EAFE Index NDTR D and 20% Barclays Aggregate Bond Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which the fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated. Effective June 30, 2013, the Fund’s primary benchmark will change from the S&P 500 Index to the Russell 3000® Index because the Russell 3000® Index is a better benchmark for the Fund’s performance due to the market capitalizations it represents.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	14.58%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.14%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	7.37%	0.34%	6.38%
Class A Return After Taxes on Distributions	7.12%	-0.23%	5.85%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.12%	0.14%	5.49%
Class B Return Before Taxes	7.65%	0.32%	6.33%
Class C Return Before Taxes	11.74%	0.73%	6.18%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)	13.66%	2.81%	6.91%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
SAM Conservative Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	14.25%	2.04%	7.56%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management
Investment Advisor:    Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager

•	Jill R. Cuniff (since 2010), President and Portfolio Manager

•	Todd A. Jablonski (since 2010), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least$50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.18%	0.27%	0.18%
Acquired Fund Fees and Expenses	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	1.48%	2.32%	2.23%
Expense Reimbursement(1)	N/A	—	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	1.48%	2.32%	2.23%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class B shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$692	$992	$1,313	$2,221
Class B	$735	$1,124	$1,440	$2,446
Class C	$326	$697	$1,195	$2,565

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$692	$992	$1,313	$2,221
Class B	$235	$724	$1,240	$2,446
Class C	$226	$697	$1,195	$2,565
Portfolio Turnover
As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 13.6% of the average value of its portfolio.
Principal Investment Strategies
The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and specialty funds ("Underlying Funds"); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.
The Portfolio:

•
Could invest between 0% and 25% of its assets in fixed-income funds (most likely between 0% and 10%), and generally less than 25% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as mortgage-backed securities, government and government-sponsored securities and corporate bonds)

•
Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund (equity funds that generally invest in domestic and foreign (including emerging markets) equity securities) and

•
Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund (specialty funds that generally offer unique combinations of traditional equity securities and fixed-income securities or that use alternative investment strategies that aim to offer enhanced diversification beyond traditional equity securities and fixed-income securities)

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.
Principal Risks
The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. The Portfolio operates as a fund of funds and thus bears both its own expenses and, indirectly, its proportionate share of the expenses of the underlying funds in which it invests. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If you sell your shares when their value is less than the price you paid, you will lose money.
The principal risks of investing in the Portfolio that are inherent in the fund of funds, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.

The principal risks of investing in the Portfolio that are inherent in the underlying funds, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996.
Effective June 30, 2013, the Fund will use a blended index, the SAM Strategic Growth Blended Index. The weightings for SAM Strategic Growth Blended Index are 70% Russell 3000® Index, 25% MSCI EAFE Index NDTR D and 5% Barclays Aggregate Bond Index. Effective June 30, 2013, the Fund’s primary benchmark will change from the S&P 500 Index to the Russell 3000® Index because the Russell 3000® Index is a better benchmark for the Fund’s performance due to the market capitalizations it represents.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.29%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	8.57%	-0.63%	6.49%
Class A Return After Taxes on Distributions	8.37%	-1.08%	6.09%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.83%	-0.66%	5.64%
Class B Return Before Taxes	8.91%	-0.66%	6.43%
Class C Return Before Taxes	13.04%	-0.24%	6.32%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
SAM Strategic Growth Blended Index (reflects no deduction for fees, expenses, or taxes)	16.12%	2.04%	7.56%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

•	Charles D. Averill (since 2010), Portfolio Manager

•	Jill R. Cuniff (since 2010), President and Portfolio Manager

•	Todd A. Jablonski (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GLOBAL DIVERSIFIED INCOME FUND

Objective:	The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class P
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses	0.13%	0.14%	0.15%
Total Annual Fund Operating Expenses	1.13%	1.89%	0.90%
Expense Reimbursement(1)	—%	—%	—%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.13%	1.89%	0.90%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A and 2.00% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$486	$721	$974	$1,698
Class C	$292	$594	$1,021	$2,212
Class P	$92	$287	$498	$1,108

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$486	$721	$974	$1,698
Class C	$192	$594	$1,021	$2,212
Class P	$92	$287	$498	$1,108
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50.8% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry, equity securities of global infrastructure companies, master limited partnerships ("MLPs") and other entities in the energy infrastructure sector and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund invests in foreign securities, which are:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
In managing the Fund, Principal Management Corporation ("Principal"), the Fund’s investment advisor, determines the Fund's strategic asset allocation among the following general investment categories, which are executed by multiple sub-advisors: high yield, preferred securities, emerging market debt, global real estate, commercial mortgage-backed securities, MLPs, global value equity, and publicly-traded infrastructure. The Fund may add additional investment categories. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class.
The Fund also writes (or sells) call options by using equity index/exchange traded fund (“ETF”) call options on the indices represented by certain asset categories of the Fund, including global real estate, global value equity, MLPs, and publicly-traded infrastructure. Call option overwriting is an investment strategy that is used to generate income through receipt of the call option premium and reduce portfolio volatility.
A portion of the Fund's assets is invested in high yield and other income-producing securities including bank loans, corporate bonds, corporate loan participations and assignments, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. These include foreign securities issued in both USD and non-USD. "High yield" securities are below investment grade bonds (sometimes called "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal.
A portion of the Fund's assets is invested primarily in preferred securities of U.S. and non-U.S. companies primarily rated BBB- or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, real estate investment trust "(REIT"), and utility industries.

A portion of the Fund’s assets is invested in a diversified portfolio of fixed income securities and derivative instruments issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets. Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index) and any country included in any J.P. Morgan emerging market bond index. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe.
A portion of the Fund's assets is invested in equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
A portion of the Fund’s assets is invested in commercial mortgage-backed securities, which are bonds that are secured by first mortgages on commercial real estate.
A portion of the Fund's assets is invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including liquefied natural gas transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk.
A portion of the Fund's assets is invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities are ordinarily traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States.
A portion of the Fund’s assets is invested in publicly-listed infrastructure companies (domestic and foreign public utility and energy companies). Publicly-listed infrastructure equity securities trade on an exchange and include companies involved to a significant extent in providing products, services or equipment for: the generation, transmission or distribution of electricity, gas or water (utilities); or telecommunications activities as well as in companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing or distribution of energy.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.11% in securities rated Aaa	15.88% in securities rated Ba	0.00% in securities rated C
1.46% in securities rated Aa	29.58% in securities rated B	0.03% in securities rated D
8.95% in securities rated A	8.81% in securities rated Caa	4.24% in securities not rated
29.85% in securities rated Baa	0.09% in securities rated Ca
Principal Risks
The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes may cause it to underperform other funds with a similar investment objective.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Index/Exchange-traded Fund (“ETF”) Call Option Risk. As the writer of an equity index/exchange-traded fund (“ETF”) call option, a fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index on which the call option has been written above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying index decline (net of premiums received). In addition, a fund bears the risk that the index/ETF on which the call option has been written behaves differently than the underlying stocks in the portfolio which would limit the ability of the call option overwriting strategy to reduce portfolio volatility.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Preferred Securities Risk. Preferred securities are junior subordinated securities in a company’s capital structure and therefore can be subject to greater credit and liquidation risk. An issuer of preferred securities could redeem the security prior to the stated maturity date and reduce the return of the security.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Life of Fund results are measured from the date the Fund’s shares were first sold (December 15, 2008).
Class P shares were first sold on September 27, 2010. The return for the periods prior to that date are based on the performances of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on December 15, 2008.
Performance of a blended index shows how the Fund’s performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Currently the weightings for the Global Diversified Income Custom Index are 35% Barclays U.S. Corporate High Yield 2% Issuer Capped Index; 15% blend of 50% BofA Merrill Lynch Fixed Rate Preferred Securities Index and 50% Barclays U.S. Tier I Capital Securities Index; 15% J.P. Morgan EMBI Global Diversified Index; 10% Barclays Investment Grade CMBS Index; 10% blend of 10% S&P 500 Energy Index, 25% S&P 500 Telecom Services Index, and 65% S&P 500 Utilities Index; 7% MSCI All Country World Value Index; 5% Tortoise Midstream MLP Index; and 3% FTSE EPRA/NAREIT Developed Index. The custom or blended index returns reflect the allocation in effect for the time period(s) for which fund returns are disclosed. Previous weightings or allocations of the custom or blended index are not restated.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q3 '11	-8.15%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	Life of Fund
Class A Return Before Taxes	11.32%	17.10%
Class A Return After Taxes on Distributions	9.17%	13.94%
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.58%	12.98%
Class C Return Before Taxes	13.77%	17.32%
Class P Return Before Taxes	15.88%	18.28%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	15.78%	24.73%
BofA Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses, or taxes)	13.60%	15.60%
Barclays U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses, or taxes)	21.88%	19.85%
J.P. Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	17.44%	17.74%
Barclays Investment Grade CMBS Index (reflects no deduction for fees, expenses, or taxes)	6.85%	15.76%
S&P 500 Energy Index (reflects no deduction for fees, expenses, or taxes)	4.61%	10.55%
S&P 500 Telecom Services Index (reflects no deduction for fees, expenses, or taxes)	18.31%	14.47%
S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)	1.29%	10.34%
MSCI All Country World Value Index (reflects no deduction for fees, expenses, or taxes)	15.55%	12.31%
Tortoise Midstream MLP Index (reflects no deduction for fees, expenses, or taxes)	6.02%	30.57%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	28.65%	21.12%
Global Diversified Income Custom Index (reflects no deduction for fees, expenses, or taxes)	15.67%	21.19%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C and Class P shares.

Management
Investment Advisor and Portfolio Managers:
Principal Management Corporation
•Michael P. Finnegan (since 2010), Chief Investment Officer
•Kelly Grossman (since 2010), Senior Product Manager

•	Dave Reichart (since 2011), Senior Vice President
Sub-Advisors:
DDJ Capital Management, LLC
Guggenheim Partners Investment Management, LLC
Post Advisory Group, LLC
Principal Global Investors, LLC
Principal Real Estate Investors, LLC
Spectrum Asset Management, Inc.
Stone Harbor Investment Partners LP
Tortoise Capital Advisors, L.L.C.
W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management)
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

EQUITY INCOME FUND

Objective:	The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%	none
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class P
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.20%	0.36%	0.19%	0.19%
Total Annual Fund Operating Expenses	0.96%	1.87%	1.70%	0.70%
Expense Reimbursement(1)	N/A	—	N/A	—
Total Annual Fund Operating Expenses after Expense Reimbursement	0.96%	1.87%	1.70%	0.70%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.97% for Class B, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$643	$839	$1,052	$1,663
Class B	$690	$988	$1,211	$1,952
Class C	$273	$536	$923	$2,009
Class P	$72	$224	$390	$871

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$643	$839	$1,052	$1,663
Class B	$190	$588	$1,011	$1,952
Class C	$173	$536	$923	$2,009
Class P	$72	$224	$390	$871
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.5% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities. The Fund usually invests in equity securities of companies with large market capitalizations (those included in the S&P 500 Index, which as of December 31, 2012 ranged between $1.6 billion and $499.7 billion), but also invests in equity securities of companies with medium market capitalizations (those included in the Russell Midcap® Index, which as of December 31, 2012 ranged between $317.2 million and $21.4 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts and securities of foreign issuers.
Principal Risks
The Fund may be an appropriate investment for investors who seek dividends to generate income or to reinvest for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities and foreign securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.

Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date this class began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on May 31, 1939. The Class P shares were first sold on September 27, 2010.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '03	15.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-19.82%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.27%	0.39%	7.75%
Class A Return After Taxes on Distributions	5.85%	-0.01%	7.06%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.61%	0.26%	6.70%
Class B Return Before Taxes	6.43%	0.23%	7.59%
Class C Return Before Taxes	10.62%	0.77%	7.54%
Class P Return Before Taxes	12.76%	1.65%	8.43%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

•	Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager

•	David W. Simpson (since 2008), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP GROWTH FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class P
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.39%	0.83%	0.46%	1.50%
Total Annual Fund Operating Expenses	1.27%	2.46%	2.09%	2.13%
Expense Reimbursement(1)	N/A	-0.21%	N/A	-1.30%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.27%	2.25%	2.09%	0.83%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.25% for Class B, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$672	$931	$1,209	$2,000
Class B	$728	$1,143	$1,488	$2,482
Class C	$312	$655	$1,124	$2,421
Class P	$85	$520	$1,004	$2,341

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$672	$931	$1,209	$2,000
Class B	$228	$743	$1,288	$2,482
Class C	$212	$655	$1,124	$2,421
Class P	$85	$520	$1,004	$2,341
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.3% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2012, this range was between approximately $403.7 million and $499.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
During 2003, the Fund processed a significant (relative to the R-3 Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the R-3 Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the R-3 Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q1 '12	17.04%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-25.99%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.42%	-2.57%	6.18(1)
Class A Return After Taxes on Distributions	9.38%	-2.58%	6.12(1)
Class A Return After Taxes on Distribution and Sale of Fund Shares	6.13%	-2.17%	5.43(1)
Class B Return Before Taxes	9.62%	-2.83%	5.83(1)
Class C Return Before Taxes	13.85%	-2.24%	5.90(1)
Class P Return Before Taxes	16.22%	-1.07%	7.01(1)
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%

(1)
During 2003, the Fund processed a significant (relative to the R-3 Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the R-3 Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the R-3 Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors

•	Thomas J. Bisighini (since 2009), Managing Director/Co-Portfolio Manager

•	Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP GROWTH FUND I

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class A
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (1)	0.45%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver and Expense Reimbursement (2)(3)	-0.06%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.25%
(1)    Based on estimated amounts for the current fiscal year.

(2)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

(3)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2014. The fee waiver will reduce the Fund's Management Fees by 0.016% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$670	$936
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years
Class A	$670	$936

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.7% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalization ranges similar to the companies in the Russell 1000® Growth Index (as of December 31, 2012, this range was between approximately $403.7 million and $499.7 billion)) at the time of purchase. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund also invests in securities of foreign companies.
Principal Management Corporation invests between 10% and 40% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the Fund's benchmark index.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities that may have greater risks than equity securities of companies with lower potential for earnings growth.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.

The Class A shares were first sold on March 1, 2013. For periods prior to the date on which the Class A shares began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares. The adjustments result in performance (for the periods prior to the date the Class A shares began operations) that is no higher than the historical performance of the Institutional Class shares. The Institutional shares were first sold on December 6, 2000.
Total Returns as of December 31 each year (Class A shares)30,

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.69%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.85%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	9.37%	2.94%	6.57%
Class A Return After Taxes on Distributions	8.61%	2.67%	6.19%
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.11%	2.50%	5.71%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	15.26%	3.12%	7.52%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Management
Investment Advisor and Portfolio Manager:
Principal Management Corporation

•	Mariateresa Monaco (since 2009), Vice President-Portfolio Manager
Sub-Advisor(s) and Portfolio Manager(s):
Brown Advisory, LLC

•	Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager
T. Rowe Price Associates, Inc.

•	Robert W. Sharps (since 2004), Vice President

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP S&P 500 INDEX FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	0.25%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%
Other Expenses	0.35%	0.43%
Total Annual Fund Operating Expenses	0.65%	1.58%
Expense Reimbursement(1)	—	-0.28%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.65%	1.30%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.70% for Class A and 1.30% for Class C, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$215	$355	$507	$948
Class C	$232	$467	$829	$1,851
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$215	$355	$507	$948
Class C	$132	$467	$829	$1,851
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.5% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The Index is designed to represent U.S equities with risk/return characteristics of the large cap universe. As of December 31, 2012, the market capitalization range of the Index was between approximately $1.6 billion and $499.7 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies. Specifically, the Fund invests in index futures and options and exchange-traded funds ("ETFs") on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's 500" and "S&P 500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Investment Risk. More likely than not, an index fund will not provide investment performance that matches the index performance due to cashflows and the fees and expenses of the fund.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	15.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.13%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	13.46%	0.66%	6.16%
Class A Return After Taxes on Distributions	13.20%	0.43%	5.82%
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.10%	0.52%	5.36%
Class C Return Before Taxes	13.37%	0.30%	5.64%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Thomas L. Kruchten (since 2011), Research Analyst and Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

LARGECAP VALUE FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.31%	1.36%	1.30%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.00%	2.80%	2.74%
Expense Reimbursement(1)	N/A	-0.79%	-1.03%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.00%	2.01%	1.71%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.00% for Class B and 1.70% for Class C, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$646	$851	$1,072	$1,707
Class B	$704	$1,181	$1,597	$2,624
Class C	$274	$736	$1,342	$2,982
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$646	$851	$1,072	$1,707
Class B	$204	$781	$1,397	$2,624
Class C	$174	$736	$1,342	$2,982

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2012 ranged between approximately $317.2 million and $389.6 billion) at the time of purchase. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund actively trades portfolio securities.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-21.93%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	11.66%	-1.10%	5.30%
Class A Return After Taxes on Distributions	11.39%	-1.30%	4.78%
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.93%	-0.97%	4.56%
Class B Return Before Taxes	11.87%	-1.51%	4.91%
Class C Return Before Taxes	16.19%	-0.65%	5.16%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Arild Holm (since 2007), Portfolio Manager

•	Jeffrey A. Schwarte (since 2010), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL CAPITAL APPRECIATION FUND

Objective:	The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class P
Management Fees	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.24%	0.50%	0.36%	0.31%
Total Annual Fund Operating Expenses	0.97%	1.98%	1.84%	0.79%
Expense Reimbursement(1)	N/A	—	-2.00%	-0.11%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.97%	1.98%	1.82%	0.68%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.99% for Class B and 1.82% for Class C, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$644	$842	$1,057	$1,674
Class B	$701	$1021	$1,268	$2,045
Class C	$285	$576	$993	$2,157
Class P	$69	$239	$426	$966

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$644	$842	$1,057	$1,674
Class B	$201	$621	$1,068	$2,045
Class C	$185	$576	$993	$2,157
Class P	$69	$239	$426	$966
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of companies with any market capitalization, but has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on November 24, 1986. The Class P shares were first sold on September 27, 2010.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	20.47%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.78%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	7.22%	1.12%	8.30%
Class A Return After Taxes on Distributions	6.84%	0.65%	7.82%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.21%	0.86%	7.28%
Class B Return Before Taxes	7.31%	0.90%	8.07%
Class C Return Before Taxes	11.51%	1.32%	7.93%
Class P Return Before Taxes	13.77%	2.38%	8.97%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.42%	2.04%	7.68%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

•	Daniel R. Coleman (since 2010), Head of Equities, Portfolio Manager

•	Philip M. Foreman (since 2002), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MIDCAP FUND (FORMERLY MIDCAP BLEND FUND)

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class P
Management Fees	0.61%	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.22%	0.58%	0.21%	0.18%
Total Annual Fund Operating Expenses	1.08%	2.19%	1.82%	0.79%
Expense Reimbursement(1)	N/A	-0.10%	—	—
Total Annual Fund Operating Expenses after Expense Reimbursement	1.08%	2.09%	1.82%	0.79%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.09% for Class B and 1.95% for Class C, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$654	$875	$1,113	$1,795
Class B	$712	$1,074	$1,364	$2,232
Class C	$285	$573	$985	$2,137
Class P	$81	$252	$439	$978

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$654	$875	$1,113	$1,795
Class B	$212	$674	$1,164	$2,232
Class C	$185	$573	$985	$2,137
Class P	$81	$252	$439	$978
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of December 31, 2012, this range was between approximately $317.2 million and $21.4 billion) at the time of purchase. The Fund invests in foreign securities.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-23.89%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	12.05%	5.34%	10.40%
Class A Return After Taxes on Distributions	11.66%	4.71%	9.52%
Class A Return After Taxes on Distribution and Sale of Fund Shares	8.35%	4.44%	9.02%
Class B Return Before Taxes	12.44%	5.24%	10.40%
Class C Return Before Taxes	16.76%	5.70%	10.13%
Class P Return Before Taxes	19.00%	6.65%	11.02%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	17.28%	3.57%	10.65%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	K. William Nolin (since 2000), Portfolio Manager

•	Tom Rozycki (since 2013), Research Analyst
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SMALLCAP BLEND FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.45%	1.21%	0.67%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.46%	2.97%	2.43%
Expense Reimbursement(1)	-0.10%	-0.67%	-0.34%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.36%	2.30%	2.09%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.29% for Class B, and 2.08% for Class C shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$681	$975	$1,293	$2,191
Class B	$733	$1,245	$1,694	$2,875
Class C	$312	$720	$1,260	$2,736
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$681	$975	$1,293	$2,191
Class B	$233	$845	$1,494	$2,875
Class C	$212	$720	$1,260	$2,736

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90.2% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2012, this range was between approximately $27.9 million and $4.7 billion)) at the time of purchase.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	19.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-26.29%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	7.89%	-0.22%	7.36%
Class A Return After Taxes on Distributions	7.75%	-0.24%	6.86%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.31%	-0.18%	6.42%
Class B Return Before Taxes	8.13%	-0.49%	7.02%
Class C Return Before Taxes	12.33%	0.24%	7.19%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Phil Nordhus (since 2006), Portfolio Manager

•	Brian Pattinson (since 2011), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GLOBAL REAL ESTATE SECURITIES FUND

Objective:	The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class P
Management Fees	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	N/A
Other Expenses	0.42%	0.93%	0.71%
Total Annual Fund Operating Expenses	1.56%	2.82%	1.60%
Expense Reimbursement(1)	-0.11%	-0.62%	-0.51%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	2.20%	1.09%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$1,004	$1,342	$2,294
Class C	$323	$806	$1,425	$3,095
Class P	$111	$447	$815	$1,850
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$689	$1,004	$1,342	$2,294
Class C	$223	$806	$1,425	$3,095
Class P	$111	$447	$815	$1,850

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry. For the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITS") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund invests a significant percentage of its portfolio in REITs and foreign REIT-like entities.
The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund typically has investments located in a number of different countries, including the U.S. and countries with emerging securities markets.
The Fund engages in certain options transactions, enters into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge moves in a direction that does not match the asset it is trying to hedge.

Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A and C shares commenced operations on October 1, 2007.

During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
Class P shares were first sold on December 29, 2010. The returns for the periods prior to that date are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. The Institutional Class shares were first sold on October 1, 2007.
During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	30.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-29.65%

For the periods ended December 31, 2012	1 Year	5 Year	Life of Fund
Class A Return Before Taxes	22.59%	0.88%	-1.62(1)
Class A Return After Taxes on Distributions	19.80%	-0.47%	-2.93(1)
Class A Return After Taxes on Distribution and Sale of Fund Shares	14.74%	-0.06%	-2.15%
Class C Return Before Taxes	27.78%	1.15%	-1.44%
Class P Return Before Taxes	30.01%	3.14(2)	-0.46(2)
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	28.65%	1.07%	-1.17%

(1)
During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(2)
During 2010, the Institutional Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C and Class P shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC

•	Alastair Gillespie (since 2010), Managing Director, Portfolio Management

•	Simon Hedger (since 2007), Portfolio Manager

•	Anthony Kenkel (since 2010), Portfolio Manager

•	Kelly D. Rush (since 2007), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).

Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

REAL ESTATE SECURITIES FUND

Objective:	The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class P
Management Fees	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.28%	0.84%	0.38%	0.20%
Total Annual Fund Operating Expenses	1.36%	2.67%	2.21%	1.03%
Expense Reimbursement(1)	—	-0.47%	-0.01%	—
Total Annual Fund Operating Expenses after Expense Reimbursement	1.36%	2.20%	2.20%	1.03%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, 2.20% for Class B, and 2.20% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$681	$957	$1,254	$2,095
Class B	$723	$1,177	$1,566	$2,642
Class C	$323	$690	$1,184	$2,543
Class P	$105	$328	$569	$1,259

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$681	$957	$1,254	$2,095
Class B	$223	$777	$1,366	$2,642
Class C	$223	$690	$1,184	$2,543
Class P	$105	$328	$569	$1,259
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.6% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry. For this Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
Principal Risks
The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Industry Concentration Risk (Real Estate). A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	33.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-33.89%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.15%	5.00%	11.56%
Class A Return After Taxes on Distributions	9.84%	4.43%	10.24%
Class A Return After Taxes on Distribution and Sale of Fund Shares	6.59%	3.91%	9.77%
Class B Return Before Taxes	10.59%	5.02%	11.35%
Class C Return Before Taxes	14.62%	5.42%	11.51%
Class P Return Before Taxes	16.97%	6.33%	12.29%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	17.77%	5.58%	11.58%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.
Management
Investment Advisor:    Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC

•	Anthony Kenkel (since 2012), Portfolio Manager

•	Matt Richmond (since 2010), Portfolio Manager

•	Kelly D. Rush (since 2000), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

DIVERSIFIED INTERNATIONAL FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least$50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class P
Management Fees	0.86%	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.38%	1.13%	0.61%	2.41%
Total Annual Fund Operating Expenses	1.49%	2.99%	2.47%	3.27%
Expense Reimbursement(1)	N/A	-0.52%	-0.39%	-2.21%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.49%	2.47%	2.08%	1.06%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.47% for Class B and 2.08% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$693	$995	$1,318	$2,232
Class B	$750	$1,267	$1,719	$2,910
Class C	$311	$726	$1,274	$2,772
Class P	$108	$764	$1,482	$3,389

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$693	$995	$1,318	$2,232
Class B	$250	$867	$1,519	$2,910
Class C	$211	$726	$1,274	$2,772
Class P	$108	$764	$1,482	$3,389
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74.2% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:

•	companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, Australia, and New Zealand; however, the Fund also invests in emerging market securities. The Fund invests in equity securities of small, medium, and large market capitalization companies.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	June 30, 2009	21.03%
Lowest return for a quarter during the period of the bar chart above:	December 31, 2008	-24.17%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	11.01%	-5.64%	7.97%
Class A Return After Taxes on Distributions	10.95%	-5.59%	7.44%
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.68%	-4.51%	7.15%
Class B Return Before Taxes	11.28%	-5.94%	7.69%
Class C Return Before Taxes	15.88%	-5.11%	7.90%
Class P Return Before Taxes	18.04%	-4.38%	8.66%
MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	17.32%	-3.69%	8.21%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Paul H. Blankenhagen (since 2003), Portfolio Manager

•	Juliet Cohn (since 2004), Managing Director - Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

INTERNATIONAL EMERGING MARKETS FUND

Objective:	The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class P
Management Fees	1.18%	1.18%	1.18%	1.18%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.41%	0.92%	0.59%	0.93%
Total Annual Fund Operating Expenses	1.84%	3.10%	2.77%	2.11%
Expense Reimbursement(1)	N/A	-0.32%	—	-0.73%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.84%	2.78%	2.77%	1.38%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.78% for Class B and 2.80% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$727	$1,097	$1,491	$2,590
Class B	$781	$1,322	$1,793	$3,091
Class C	$380	$859	$1,464	$3,099
Class P	$140	$578	$1,055	$2,374

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$727	$1,097	$1,491	$2,590
Class B	$281	$922	$1,593	$3,091
Class C	$280	$859	$1,464	$3,099
Class P	$140	$578	$1,055	$2,374
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies, which are:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, and New Zealand, and most nations located in Western Europe. The Fund invests in equity securities of small, medium, and large market capitalization companies. The Fund actively trades portfolio securities.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September 27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	28.76%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-29.21%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	13.43%	-3.63%	15.45%
Class A Return After Taxes on Distributions	13.54%	-3.44%	14.40%
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.19%	-2.81%	13.58%
Class B Return Before Taxes	13.97%	-3.92%	15.05%
Class C Return Before Taxes	17.97%	-3.41%	15.15%
Class P Return Before Taxes	20.60%	-2.29%	16.31%
MSCI Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	18.22%	-0.92%	16.52%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Mihail Dobrinov (since 2007), Portfolio Manager

•	Mohammed Zaidi (since 2012), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

BOND & MORTGAGE SECURITIES FUND

Objective:	The Fund seeks to provide current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.27%	0.92%	0.49%
Total Annual Fund Operating Expenses	1.04%	2.44%	2.01%
Expense Reimbursement(1)	-0.10%	-0.84%	-0.26%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.94%	1.60%	1.75%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Class A, 1.60% for Class B, and 1.75% for Class C shares, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$467	$682	$917	$1,588
Class B	$663	$1,067	$1,412	$2,350
Class C	$278	$601	$1,055	$2,313
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$467	$682	$917	$1,588
Class B	$163	$667	$1,212	$2,350
Class C	$178	$601	$1,055	$2,313

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218.6% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in intermediate maturity fixed-income or debt securities rated BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") at the time of purchase, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets; debt securities and taxable municipal bonds; and debt securities issued or guaranteed by foreign governments payable in U.S. dollars. The Fund also invests in foreign securities, and up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±15% or ±0.75 year (whichever is greater) of the duration of the Barclays Aggregate Bond Index, which as of December 31, 2012 was 5.06 years.
The Fund actively trades securities and enters into dollar roll transactions which may involve leverage. The Fund utilizes derivative strategies for hedging or managing fixed income exposure. Specifically, the Fund invests in Treasury futures or interest rate swaps to manage the fixed-income exposure (including for hedging purposes) and credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. The Fund uses forwards to manage its foreign currency exposure.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

56.01% in securities rated Aaa	5.67% in securities rated Ba	0.01% in securities rated C
4.18% in securities rated Aa	4.61% in securities rated B	0.00% in securities rated D
11.38% in securities rated A	1.26% in securities rated Caa	1.15% in securities not rated
15.72% in securities rated Baa	0.01% in securities rated Ca
Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk could arise when the change in price of the hedge may not match the change in price of the asset it hedges. In other words, the hedge moves in a direction that does not match the asset it is trying to hedge.

Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	9.08%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-6.25%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.95%	4.34%	3.84%
Class A Return After Taxes on Distributions	1.94%	2.99%	2.46%
Class A Return After Taxes on Distribution and Sale of Fund Shares	1.90%	2.88%	2.44%
Class B Return Before Taxes	1.28%	4.17%	3.62%
Class C Return Before Taxes	5.15%	4.33%	3.44%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	William C. Armstrong (since 2000), Portfolio Manager

•	Timothy R. Warrick (since 2000), Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

CALIFORNIA MUNICIPAL FUND

Objective:	The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses
Interest Expense	0.04%	0.04%	0.04%
Remainder of Other Expenses	0.07%	0.91%	0.25%
Total Annual Fund Operating Expenses	0.81%	2.40%	1.74%
Expense Reimbursement(1)	N/A	-0.54%	N/A
Total Annual Fund Operating Expenses after Expense Reimbursement	0.81%	1.86%	1.74%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.82% for Class B shares, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$455	$624	$808	$1,339
Class B	$689	$1,088	$1,423	$2,288
Class C	$277	$548	$944	$2,052

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$455	$624	$808	$1,339
Class B	$189	$688	$1,223	$2,288
Class C	$177	$548	$944	$2,052
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). Generally, these municipal obligations pay interest that is exempt from State personal income tax and federal income tax. These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays California Municipal Bond Index, which as of December 31, 2012 was 6.50 years. The Fund invests primarily in investment-grade municipal obligations. The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

Principal Risks
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to reinvest for modest growth and are willing to accept fluctuations in the value of their investment.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (such as California or Illinois) has greater exposure than other funds to economic conditions and developments in those areas.
Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	11.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.08%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.86%	3.79%	3.51%
Class A Return After Taxes on Distributions	5.86%	3.79%	3.48%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.26%	3.86%	3.60%
Class B Return Before Taxes	3.88%	3.31%	3.25%
Class C Return Before Taxes	7.90%	3.61%	3.03%
Barclays California Municipal Index (reflects no deduction for fees, expenses, or taxes)	8.15%	6.10%	5.29%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Douglas J. Gaylor (since 2011), Portfolio Manager

•	James Noble (since 2013), Senior Research Analyst
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
While the Fund intends to distribute income that is exempt from regular federal and California income taxes, a portion of the Fund’s distributions may be subject to California or federal income taxes or to the federal alternative minimum tax.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

GOVERNMENT & HIGH QUALITY BOND FUND

Objective:	The Fund seeks to provide a high level of current income consistent with safety and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class P
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.16%	0.48%	0.13%	0.24%
Total Annual Fund Operating Expenses	0.91%	1.98%	1.63%	0.74%
Expense Reimbursement(1)	-0.03%	-0.33%	—	-0.04%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.88%	1.65%	1.63%	0.70%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.65% for Class B, and 1.63% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$313	$505	$714	$1,316
Class B	$668	$984	$1,232	$1,997
Class C	$266	$514	$887	$1,933
Class P	$72	$232	$407	$914
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$313	$505	$714	$1,316
Class B	$168	$584	$1,032	$1,997
Class C	$166	$514	$887	$1,933
Class P	$72	$232	$407	$914

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.8% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Fixed-Rate MBS Index, which as of December 31, 2012 was 3.26 years. The Fund also invests in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities.
Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on May 4, 1984. The Class P shares were first sold on September 27, 2010.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '06	3.41%
Lowest return for a quarter during the period of the bar chart above:	Q2 '04	-1.23%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	1.63%	4.90%	4.20%
Class A Return After Taxes on Distributions	0.44%	3.45%	2.68%
Class A Return After Taxes on Distribution and Sale of Fund Shares	1.05%	3.33%	2.67%
Class B Return Before Taxes	-1.90%	4.22%	3.81%
Class C Return Before Taxes	2.22%	4.59%	3.67%
Class P Return Before Taxes	4.06%	5.47%	4.48%
Barclays MBS Fixed Rate Index (reflects no deduction for fees, expenses, or taxes)	2.60%	5.72%	5.11%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager

•	Ryan P. McCann (since 2010), Portfolio Manager

•	Scott J. Peterson (since 2010), Portfolio Manager

•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

HIGH YIELD FUND

Objective:	The Fund seeks to provide a relatively high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class P
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.15%	0.24%	0.14%	0.22%
Total Annual Fund Operating Expenses	0.91%	1.75%	1.65%	0.73%
Expense Reimbursement(1)	N/A	—	N/A	-0.02%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.91%	1.75%	1.65%	0.71%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.92% for Class B shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$464	$654	$860	$1,453
Class B	$678	$951	$1,149	$1,840
Class C	$268	$520	$897	$1,955
Class P	$73	$231	$404	$904

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$464	$654	$860	$1,453
Class B	$178	$551	$949	$1,840
Class C	$168	$520	$897	$1,955
Class P	$73	$231	$404	$904
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.6% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2012 was 4.12 years.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

2.10% in securities rated Aaa	39.50% in securities rated Ba	0.00% in securities rated C
0.11% in securities rated Aa	37.53% in securities rated B	0.00% in securities rated D
0.31% in securities rated A	9.48% in securities rated Caa	5.19% in securities not rated
5.73% in securities rated Baa	0.05% in securities rated Ca
Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities and emerging markets.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on April 8, 1998. The Class P shares were first sold on September 27, 2010.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-11.89%

Average Annual Total Returns
For the periods ended December 31, 2011	1 Year	5 Years	10 Years
Class A Return Before Taxes	10.88%	7.86%	10.38%
Class A Return After Taxes on Distributions	7.91%	4.61%	7.19%
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.02%	4.79%	7.11%
Class B Return Before Taxes	9.49%	7.51%	10.10%
Class C Return Before Taxes	13.56%	7.90%	9.99%
Class P Return Before Taxes	15.58%	8.91%	10.92%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	15.78%	10.45%	10.60%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Mark P. Denkinger (since 2009), Portfolio Manager

•	Darrin E. Smith (since 2009), Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

HIGH YIELD FUND I

Objective:	The Fund seeks high current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class A
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.34%
Total Annual Fund Operating Expenses	1.22%
Expense Reimbursement(2)	-0.17%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.05%

(1)	Based on estimated amounts for the current fiscal year.

(2)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05% for Class A, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$478	$729
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years
Class A	$478	$729

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.0% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2012 was 4.12 years.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

0.00% in securities rated Aaa	44.73% in securities rated Ba	0.00% in securities rated C
0.00% in securities rated Aa	35.13% in securities rated B	0.24% in securities rated D
0.51% in securities rated A	9.17% in securities rated Caa	1.31% in securities not rated
8.85% in securities rated Baa	0.06% in securities rated Ca
Principal Risks
The Fund may be an appropriate investment for investors seeking asset class diversification by investing in a fixed-income mutual fund and who are willing to accept the risks associated with investing in "junk bonds."
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for Class A shares of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principal.com or by calling 1-800-222-5852.
The Class A shares were first sold on March 1, 2013. For periods prior to the date on which the Class A shares began operations, its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Class A shares. The adjustments result in performance (for the periods prior to the date the Class A shares began operations) that is no higher than the historical performance of the Institutional Class shares. Life of Fund results are measured from the date the Institutional Class shares were first sold (December 29, 2004).
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.91%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-14.49%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	10.24%	9.54%	7.62%
Class A Return After Taxes on Distributions	7.17%	6.28%	4.98%
Class A Return After Taxes on Distribution and Sale of Fund Shares	7.03%	6.25%	4.96%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	15.78%	10.45%	8.45%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
J.P. Morgan Investment Management, Inc.

•	James Gibson (since 2007), Managing Director, Head High Yield Trader and Co-Portfolio Manager

•	William J. Morgan (since 2007), Managing Director, Senior Portfolio Manager and High Yield Team Leader

•	James P. Shanahan, Jr. (since 2007), Managing Director, Portfolio Manager
Neuberger Berman Fixed Income LLC

•	Ann H. Benjamin (since 2007), Managing Director

•	William (Russ) Covode (since 2011), Managing Director

•	Thomas P. O’Reilly (since 2007), Managing Director
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

INCOME FUND

Objective:	The Fund seeks to provide a high level of current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class P
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	N/A
Other Expenses	0.15%	0.32%	0.18%	0.26%
Total Annual Fund Operating Expenses	0.90%	1.82%	1.68%	0.76%
Expense Reimbursement(1)	N/A	—	N/A	-0.06%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%	1.82%	1.68%	0.70%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.90% for Class B shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$315	$506	$712	$1,308
Class B	$685	$973	$1,185	$1,895
Class C	$271	$530	$913	$1,987
Class P	$72	$236	$415	$936

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$315	$506	$712	$1,308
Class B	$185	$573	$985	$1,895
Class C	$171	$530	$913	$1,987
Class P	$72	$236	$415	$936
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.1% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Barclays Aggregate Bond Index, which as of December 31, 2012 was 5.06 years. The Fund also invests in foreign securities, including those from emerging markets, and real estate investment trust ("REIT") securities.
During the fiscal year ended October 31, 2012, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

26.84% in securities rated Aaa	4.63% in securities rated Ba	0.00% in securities rated C
2.75% in securities rated Aa	7.32% in securities rated B	0.04% in securities rated D
18.84% in securities rated A	2.10% in securities rated Caa	1.31% in securities not rated
36.17% in securities rated Baa	0.00% in securities rated Ca
Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in "junk bonds," foreign securities, and real estate investment trust securities.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on December 15, 1975. The Class P shares were first sold on September 27, 2010.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	10.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	-4.74%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	6.73%	6.97%	6.10%
Class A Return After Taxes on Distributions	5.14%	5.00%	4.13%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.34%	4.78%	4.03%
Class B Return Before Taxes	3.29%	6.27%	5.70%
Class C Return Before Taxes	7.41%	6.66%	5.55%
Class P Return Before Taxes	9.50%	7.55%	6.38%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	4.21%	5.95%	5.18%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B, Class C and Class P shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

•	John R. Friedl (since 2005), Portfolio Manager

•	Ryan P. McCann (since 2010), Portfolio Manager

•	Scott J. Peterson (since 2010), Portfolio Manager

•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

INFLATION PROTECTION FUND

Objective:	The Fund seeks to provide current income and real (after inflation) total returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fees	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.30%	0.45%
Total Annual Fund Operating Expenses	0.94%	1.84%
Expense Reimbursement(1)	-0.04%	-0.19%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%	1.65%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A and 1.65% for Class C shares, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$463	$659	$871	$1,482
Class C	$268	$557	$975	$2,140
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$463	$659	$871	$1,482
Class C	$168	$557	$975	$2,140
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index. The Fund also invests in foreign securities, U.S. Treasuries and agency securities. The Fund utilizes derivative strategies, including financial futures contracts, swaps, and currency forwards for purposes of managing or adjusting the risk profile (for example, duration) of the Fund. The Fund actively trades portfolio securities.
Principal Risks
The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 29, 2004.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '11	4.35%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-10.39%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	2.68%	1.19%	1.89%
Class A Return After Taxes on Distributions	2.59%	0.43%	0.72%
Class A Return After Taxes on Distribution and Sale of Fund Shares	1.75%	0.55%	0.91%
Class C Return Before Taxes	4.91%	1.19%	1.57%
Barclays US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	6.98%	7.04%	6.28%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.

•	Martin Hegarty (since 2010), Managing Director

•	Brian Weinstein (since 2008), Managing Director
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

TAX-EXEMPT BOND FUND

Objective:	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses
Interest Expense	0.03%	0.03%	0.03%
Remainder of Other Expenses	0.08%	0.94%	0.30%
Total Annual Fund Operating Expenses	0.81%	2.42%	1.78%
Expense Reimbursement(1)	—	-0.79%	-0.15%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.81%	1.63%	1.63%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Class A, 1.60% for Class B, and 1.60% for Class C shares, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$455	$624	$808	$1,339
Class B	$666	$1,066	$1,407	$2,280
Class C	$266	$543	$948	$2,080
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$455	$624	$808	$1,339
Class B	$166	$666	$1,207	$2,280
Class C	$166	$543	$948	$2,080

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.1% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds (securities issued by or on behalf of state or local governments and other public authorities). Many of these are from California and Illinois. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations. The Fund may invest up to 20% of its assets below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Municipal Bond Index, which as of December 31, 2012 was 6.66 years.
Principal Risks
The Fund may be an appropriate investment for investors who are seeking monthly, federally tax-exempt dividends to produce income or to reinvest for modest growth and are willing to accept fluctuations in the value of their investment.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (such as California or Illinois) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on January 3, 1977.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '09	10.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-5.96%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	4.95%	4.62%	4.07%
Class A Return After Taxes on Distributions	4.95%	4.62%	4.00%
Class A Return After Taxes on Distribution and Sale of Fund Shares	4.61%	4.59%	4.07%
Class B Return Before Taxes	3.14%	4.36%	3.91%
Class C Return Before Taxes	7.11%	4.61%	3.65%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Douglas J. Gaylor (since 2011), Portfolio Manager

•	James Noble (since 2013), Senior Research Analyst
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
While the Fund intends to distribute income that is exempt from regular federal and possibly some state income taxes, a portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax. A portion of the Fund’s distributions likely will be subject to state income taxes depending on the state’s rules.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET FUND

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	5.00%	1.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.00%	1.00%	1.00%
Other Expenses	0.19%	0.36%	0.29%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.59%	1.76%	1.69%
Expense Reimbursement(1)	N/A	-0.20%	—
Total Annual Fund Operating Expenses after Expense Reimbursement	0.59%	1.56%	1.69%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares by paying, if necessary, expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.55% for Class B and 1.79% for Class C shares, excluding interest expense and Acquired Fund Fees and Expenses. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$60	$189	$329	$738
Class B	$659	$931	$1,132	$1,743
Class C	$272	$533	$918	$1,998
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$60	$189	$329	$738
Class B	$159	$531	$932	$1,743
Class C	$172	$533	$918	$1,998

Principal Investment Strategies
The Fund seeks to maintain a stable net asset value of $1.00 per share by investing its assets in a portfolio of high quality, short-term money market instruments such as those issued by banks, corporations (U.S. and non-U.S.), municipalities and the U.S. government. Such instruments include certificates of deposit, bankers acceptances, commercial paper, treasury bills, bonds, and shares of other money market funds. The Fund maintains a dollar weighted average portfolio maturity of 60 days or less. As with all mutual funds, the value of the Fund's assets may rise or fall.
Principal Risks
The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much risk to principal.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the fund invests.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000 and liquidated on March 25, 2012.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 '07	1.24%
Lowest return for a quarter during the period of the bar chart above:	Q1 '10	0.00%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	0.00%	0.54%	1.54%
Class B Return Before Taxes	-5.00%	-0.08%	1.12%
Class C Return Before Taxes	-1.00%	0.34%	0.91%
Barclays U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees, expenses, or taxes)	0.12%	0.57%	1.82%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC

•	Tracy Reeg (since 2004), Portfolio Manager

•	Alice Robertson (since 2000), Trader and Portfolio Manager

Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase, except through exchanges and dividend reinvestments.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

SHORT-TERM INCOME FUND

Objective:	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 214, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 66 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	1.00%	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class P
Management Fees	0.43%	0.43%	0.43%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%	N/A
Other Expenses	0.19%	0.15%	0.18%
Total Annual Fund Operating Expenses	0.77%	1.58%	0.61%
Expense Reimbursement(1)	N/A	—	—
Total Annual Fund Operating Expenses after Expense Reimbursement	0.77%	1.58%	0.61%

(1)
Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class C shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.67% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$302	$465	$643	$1,158
Class C	$261	$499	$860	$1,878
Class P	$62	$195	$340	$762
You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$302	$465	$643	$1,158
Class C	$161	$499	$860	$1,878
Class P	$62	$195	$340	$762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.9% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor's Rating Service or Baa3 or higher by Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and an average portfolio duration that is within ±15% of the duration of the Barclays Credit 1-3 year Index which as of December 31, 2012 was 1.92 years. The Fund's investments also include corporate securities, U.S. and foreign government securities, mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities. The Fund invests in securities denominated in foreign currencies and in securities of foreign issuers. The Fund utilizes derivative strategies. Specifically, the Fund invests in Treasury futures to manage fixed income exposure.
Principal Risks
The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
Real Estate Investment Trusts (“REITs”) Risk. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes. The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on November 1, 1993. The Class P shares were first sold on September 27, 2010.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '09	3.96%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-1.87%

Average Annual Total Returns
For the periods ended December 31, 2012	1 Year	5 Years	10 Years
Class A Return Before Taxes	2.60%	3.50%	3.38%
Class A Return After Taxes on Distributions	2.00%	2.50%	2.23%
Class A Return After Taxes on Distribution and Sale of Fund Shares	1.68%	2.40%	2.20%
Class C Return Before Taxes	3.08%	3.14%	2.81%
Class P Return Before Taxes	5.08%	4.07%	3.64%
Barclays Credit 1-3 Years Index (reflects no deduction for fees, expenses, or taxes)	3.69%	4.23%	4.01%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C and Class P shares.
Management
Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.

•	John R. Friedl (since 2010), Portfolio Manager

•	Ryan P. McCann (since 2010), Portfolio Manager

•	Scott J. Peterson (since 2010), Portfolio Manager

•	Greg L. Tornga (since 2011), Head of Fixed Income and Portfolio Manager
Purchase and Sale of Fund Shares
Purchase minimums per fund (some exceptions apply):

• For Class P shares
• There are no restrictions on amounts to be invested in Class P shares of the Fund for an eligible purchaser.
• For share classes other than Class P: Initial Investment	$1000
• For accounts with an Automatic Investment Plan (AIP)	$100
• For share classes other than Class P: Subsequent Investments	$100
• For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
Each Fund’s investment objective is described in the summary section for each Fund. The summary section also describes each Fund’s principal investment strategies, including the types of securities in which each Fund invests, and the principal risks of investing in each Fund. The principal investment strategies are not the only investment strategies available to each Fund, but they are the ones each Fund primarily uses to achieve its investment objective.
With the exception of the California Municipal Fund and Tax-Exempt Bond Fund, the Board of Directors may change each Fund's objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to a Fund's investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that each Fund will meet its objective.
The investment strategies identified in this section provide specific information about each Fund, but there are some general principles Principal Management Corporation (“Principal”) and/or the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, Principal and/or the sub-advisors  may consider, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate certain macroeconomic environments, and the current price of its securities relative to their perceived worth and relative to others in its industry. When making decisions about whether to buy or sell fixed-income investments, Principal and/or the sub-advisors may consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates, the macroeconomic backdrop, the balance between supply and demand for certain asset classes, other general market conditions, and the credit quality of individual issuers.
Each Fund is designed to be a portion of an investor's portfolio. No Fund is intended to be a complete investment program. Investors should consider the risks of a Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. It is possible to lose money by investing in each Fund.
The following table lists each Fund and identifies whether the strategies and risks discussed in this section (listed in alphabetical order) are principal, non-principal, or not applicable to each Fund. The risks described below for the Funds that operate as fund of funds - Principal LifeTime Funds and the Strategic Asset Management ("SAM") Portfolios - are risks at both the fund of funds level and underlying funds level. These Funds are also subject to the risks of the underlying funds in which they invest. A Fund is subject to Risk of Being an Underlying Fund to the extent that a fund of funds invests in the Fund. The Statement of Additional Information ("SAI") contains additional information about investment strategies and their related risks.

INVESTMENT STRATEGIES AND RISKS	BOND & MORTGAGE SECURITIES	CALIFORNIA MUNICIPAL	DIVERSIFIED INTERNATIONAL	EQUITY INCOME	GLOBAL DIVERSIFIED INCOME
Asset-Backed Securities & Mortgage-Backed Securities	Principal	Non-Principal	Not Applicable	Not Applicable	Principal
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Not Applicable	Not Applicable	Non-Principal	Principal
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Equity Securities	Not Applicable	Not Applicable	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Fixed-Income Securities	Principal	Principal	Non-Principal	Non-Principal	Principal
Foreign Securities	Principal	Not Applicable	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration Risk	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Hedging	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Principal	Non-Principal	Not Applicable	Non-Principal	Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Inverse Floating Rate Investments	Not Applicable	Principal	Not Applicable	Not Applicable	Not Applicable
Leverage	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Principal
Municipal Obligations and AMT-Subject Bonds	Principal	Principal	Not Applicable	Non-Principal	Non-Principal
Portfolio Turnover	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Principal
Real Estate Investment Trusts	Non-Principal	Not Applicable	Non-Principal	Principal	Principal
Real Estate Securities	Principal	Not Applicable	Non-Principal	Principal	Principal
Repurchase Agreements	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Market Capitalization Companies	Non-Principal	Not Applicable	Principal	Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Not Applicable	Principal	Principal	Principal

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

INVESTMENT STRATEGIES AND RISKS	GLOBAL REAL ESTATE SECURITIES	GOVERNMENT & HIGH QUALITY BOND	HIGH YIELD	HIGH YIELD I	INCOME
Asset-Backed Securities & Mortgage-Backed Securities	Non-Principal	Principal	Non-Principal	Non-Principal	Principal
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Principal	Principal	Non-Principal
Convertible Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Exchange Traded Funds (ETFs)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Fixed-Income Securities	Non-Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Not Applicable	Principal	Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal	Principal	Principal	Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Non-Principal	Not Applicable	Not Applicable	Non-Principal
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Real Estate Securities	Principal	Principal	Non-Principal	Non-Principal	Principal
Repurchase Agreements	Non-Principal	Non-Principal	Not Applicable	Not Applicable	Non-Principal
Royalty Trusts	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Market Capitalization Companies	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

INVESTMENT STRATEGIES AND RISKS	INFLATION PROTECTION	INTERNATIONAL EMERGING MARKETS	LARGECAP GROWTH	LARGECAP GROWTH I	LARGECAP S&P 500 INDEX
Asset-Backed Securities & Mortgage-Backed Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Derivatives	Principal	Non-Principal	Non-Principal	Non-Principal	Principal
Equity Securities	Not Applicable	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Principal
Fixed-Income Securities	Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Foreign Securities	Principal	Principal	Non-Principal	Principal	Not Applicable
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable(2)
Initial Public Offerings ("IPOs")	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Portfolio Turnover	Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment Trusts	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Small and Medium Market Capitalization Companies	Non-Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Principal	Principal	Principal

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

(2)	The Index Fund may concentrate its investments in a particular industry only to the extent that the relevant index is so concentrated.

INVESTMENT STRATEGIES AND RISKS	LARGECAP VALUE	MIDCAP	MONEY MARKET	PRINCIPAL CAPITAL APPRECIATION	PRINCIPAL LIFETIME STRATEGIC INCOME
Asset-Backed Securities & Mortgage-Backed Securities	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Principal
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Derivatives	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Principal
Equity Securities	Principal	Principal	Not Applicable	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Fixed-Income Securities	Non-Principal	Non-Principal	Principal	Non-Principal	Principal
Foreign Securities	Non-Principal	Principal	Principal	Non-Principal	Principal
Fund of Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
High Yield Securities	Not Applicable	Not Applicable	Not Applicable	Non-Principal	Principal
Index Funds	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Principal
Liquidity Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Not Applicable	Non-Principal	Not Applicable	Non-Principal
Portfolio Turnover	Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Real Estate Investment Trusts	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Real Estate Securities	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Short Sales	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Non-Principal
Small and Medium Market Capitalization Companies	Non-Principal	Principal	Not Applicable	Principal	Non-Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Not Applicable	Non-Principal	Non-Principal
Underlying Funds	Principal	Principal	Not Applicable	Principal	Principal(3)

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

(3)	A fund of funds is subject to the risks of the underlying funds in which it invests, and the underlying funds are subject to the risk of being an underlying fund.

INVESTMENT STRATEGIES AND RISKS	PRINCIPAL LIFETIME 2010	PRINCIPAL LIFETIME 2020	PRINCIPAL LIFETIME 2030	PRINCIPAL LIFETIME 2040	PRINCIPAL LIFETIME 2050
Asset-Backed Securities & Mortgage-Backed Securities	Principal	Principal	Principal	Non-Principal	Non-Principal
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Principal	Principal	Principal	Principal	Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed-Income Securities	Principal	Principal	Principal	Principal	Principal
Foreign Securities	Principal	Principal	Principal	Principal	Principal
Fund of Funds	Principal	Principal	Principal	Principal	Principal
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Principal	Principal	Principal	Non-Principal	Non-Principal
Index Funds	Principal	Principal	Principal	Principal	Principal
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Principal	Principal	Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Non-Principal	Principal	Principal	Principal	Principal
Real Estate Securities	Principal	Principal	Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Short Sales	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium Market Capitalization Companies	Non-Principal	Non-Principal	Principal	Principal	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal(3)	Principal(3)	Principal(3)	Principal(3)	Principal(3)

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

(3)	A fund of funds is subject to the risks of the underlying funds in which it invests, and the underlying funds are subject to the risk of being an underlying fund.

INVESTMENT STRATEGIES AND RISKS	REAL ESTATE SECURITIES	SAM FLEXIBLE INCOME	SAM CONSERVATIVE BALANCED	SAM BALANCED	SAM CONSERVATIVE GROWTH
Asset-Backed Securities & Mortgage-Backed Securities	Non-Principal	Principal	Principal	Principal	Non-Principal
Bank Loans (also known as Senior Floating Rate interests)	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Derivatives	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Principal	Principal	Principal	Principal
Exchange Traded Funds (ETFs)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Fixed-Income Securities	Non-Principal	Principal	Principal	Principal	Principal
Foreign Securities	Non-Principal	Principal	Principal	Principal	Principal
Fund of Funds	Not Applicable	Principal	Principal	Principal	Principal
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Principal	Principal	Principal	Principal
Index Funds	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Industry Concentration	Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Leverage	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Liquidity Risk(1)	Non-Principal	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Municipal Obligations and AMT-Subject Bonds	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Investment Trusts	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Real Estate Securities	Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Royalty Trusts	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Short Sales	Not Applicable	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Small and Medium Market Capitalization Companies	Principal	Non-Principal	Non-Principal	Principal	Principal
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Not Applicable	Principal(3)	Principal(3)	Principal(3)	Principal(3)

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

(3)	A fund of funds is subject to the risks of the underlying funds in which it invests, and the underlying funds are subject to the risk of being an underlying fund.

INVESTMENT STRATEGIES AND RISKS	SAM STRATEGIC GROWTH	SHORT-TERM INCOME	SMALLCAP BLEND	TAX-EXEMPT BOND
Asset-Backed Securities & Mortgage-Backed Securities	Non-Principal	Principal	Not Applicable	Non-Principal
Bank Loans (also known as Senior Floating Rate interests)	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Convertible Securities	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Derivatives	Non-Principal	Principal	Non-Principal	Non-Principal
Equity Securities	Principal	Not Applicable	Principal	Not Applicable
Exchange Traded Funds (ETFs)	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Fixed-Income Securities	Principal	Principal	Non-Principal	Principal
Foreign Securities	Principal	Principal	Non-Principal	Not Applicable
Fund of Funds	Principal	Not Applicable	Not Applicable	Not Applicable
Geographic Concentration Risk	Not Applicable	Not Applicable	Not Applicable	Principal
Hedging	Non-Principal	Non-Principal	Non-Principal	Non-Principal
High Yield Securities	Non-Principal	Non-Principal	Not Applicable	Principal
Index Funds	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Industry Concentration	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Initial Public Offerings ("IPOs")	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Inverse Floating Rate Investments	Not Applicable	Not Applicable	Not Applicable	Principal
Leverage	Non-Principal	Non-Principal	Non-Principal	Principal
Liquidity Risk(1)	Not Applicable	Non-Principal	Non-Principal	Non-Principal
Management Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Market Volatility and Issuer Risk(1)	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Master Limited Partnerships	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Municipal Obligations and AMT-Subject Bonds	Non-Principal	Non-Principal	Not Applicable	Principal
Portfolio Turnover	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Preferred Securities	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Real Estate Investment Trusts	Non-Principal	Principal	Non-Principal	Not Applicable
Real Estate Securities	Non-Principal	Principal	Non-Principal	Not Applicable
Repurchase Agreements	Non-Principal	Non-Principal	Non-Principal	Not Applicable
Royalty Trusts	Non-Principal	Not Applicable	Non-Principal	Not Applicable
Short Sales	Non-Principal	Not Applicable	Not Applicable	Not Applicable
Small and Medium Market Capitalization Companies	Principal	Non-Principal	Principal	Not Applicable
Temporary Defensive Measures	Non-Principal	Non-Principal	Non-Principal	Non-Principal
Underlying Funds	Principal(3)	Principal	Not Applicable	Not Applicable

(1)
These risks are not deemed principal for purposes of this table because they apply to almost all funds; however, in certain circumstances, they could significantly affect the net asset value, yield, and total return.

(3)	A fund of funds is subject to the risks of the underlying funds in which it invests, and the underlying funds are subject to the risk of being an underlying fund.

Asset-Backed Securities and Mortgage-Backed Securities
Asset-backed securities (“ABS”) are fixed income instruments secured by and payable from assets such as installment sales or loan contract (such as auto, home equity, or student loans) receivables, leases, credit card receivables, and other receivables. Mortgage-backed securities (“MBS”) represent interests in underlying pools of mortgages. Some can be commercial mortgage-backed securities, which are secured by commercial or multi-family properties (“CMBS”). Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. To the extent that the mortgages underlying mortgage-backed securities or asset-backed securities are sub-prime mortgages (mortgages granted to borrowers whose credit histories would not support conventional mortgages), the risk of default is higher. These defaults have caused unexpected losses for loan originators and certain sub-prime lenders. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.
Bank Loans (also known as Senior Floating Rate Interests)
Bank loans typically hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured subordinated debtholders and stockholders of the Borrower. The proceeds of bank loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, dividends, and, to a lesser extent, to finance internal growth and for other corporate purposes. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Most bank loans that will be purchased by the fund are rated below-investment-grade (sometimes called "junk") or will be comparable if unrated, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. Most bank loans are not traded on any national securities exchange. Bank loans generally have less liquidity than investment-grade bonds and there may be less public information available about them.
The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may cause the fund to be unable to realize full value and thus cause a material decline in the fund's net asset value.
Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.
Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the borrower to repay, prepayments of senior floating rate interests may occur.
Convertible Securities
Convertible securities are usually fixed-income securities that a fund has the right to exchange for equity securities at a specified conversion price. Convertible securities could also include corporate bonds, notes or preferred stocks of U.S. or foreign issuers. The option allows the fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Depending on the features of the convertible security, the fund will treat a convertible security as either a fixed-income or equity security for purposes of investment policies and limitations because of the unique characteristics of convertible securities. Funds that invest in convertible securities may invest in convertible securities that are below investment grade. Many convertible securities are relatively illiquid.
Derivatives
A fund may invest in certain derivative strategies to earn income, manage or adjust the risk profile of the fund, replace more direct investments, or obtain exposure to certain markets. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).
There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, asset values, or currency exchange rates and as a low-cost method of gaining exposure to a particular market without investing directly in those securities or assets. A fund may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the fund (denominated or generally quoted or currently convertible into the currency). A fund may enter into forward commitment agreements, which call for the fund to purchase or sell a security on a future date at a fixed price. A fund may also enter into contracts to sell its investments either on demand or at a specific interval.
Generally, a fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund or the reference currency relates to an eligible investment for the fund.
The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
The risks associated with derivative investments include:

•
the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction Principal Management Corporation (“Principal”) and/or Sub-Advisor anticipated;

•	the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment;

•	the possibility that the counterparty may fail to perform its obligations; and

•	the inability to close out certain hedged positions to avoid adverse tax consequences.
Swap agreements involve the risk that the party with whom the fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps can increase credit risk because the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.
Forward and futures contracts are subject to special risk considerations. The primary risks associated with the use of these contracts are (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the sub-advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, asset values, and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the fund may have to sell securities at a time when it may be disadvantageous to do so.
For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
Some of the risks associated with options include imperfect correlation, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.
Equity Securities
Equity securities include common stocks, convertible securities, depositary receipts, rights (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant grants its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Some funds focus their investments on certain market capitalization ranges. Market capitalization is defined as total current market value of a company's outstanding equity securities. The market capitalization of companies in the fund’s portfolios and their related indexes will change over time and, the fund will not automatically sell a security just because it falls outside of the market capitalization range of its index(es). Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.
Exchange Traded Funds ("ETFs")
Generally, ETFs invest in a portfolio of securities, but they may also invest in other assets, such as securities indices, government bonds, or currencies. Often ETFs are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. A fund could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities or for other reasons. The risks of owning an ETF generally reflect the risks of owning the underlying securities or other assets they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Fixed-Income Securities
Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include corporate bonds, convertible securities, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable, or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

•
Interest Rate Changes:  Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income. Average duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Duration is an estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. For example, if a fund has an average duration of 4 years and interest rates rise by 1%, the value of the bonds held by the fund will decline by approximately 4%, and if the interest rates decline by 1%, the value of the bonds held by the fund will increase by approximately 4%. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity.

•
Credit Risk:  Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.

Foreign Securities
Principal defines foreign securities as those issued by:
•companies with their principal place of business or principal office outside the U.S. or

•	companies whose principal securities trading market is outside the U.S.
Depending on the fund, the fund may invest in securities of developed markets, developing (also called "emerging") markets, or both. Usually, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or has a sovereign debt rating of BBB+ or lower based on the lower of S&P and Moody’s ratings). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe.
Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.
Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of fund assets is not invested and earning no return. If a fund is unable to make intended security purchases due to settlement problems, the fund may miss attractive investment opportunities. In addition, a fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.
With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a fund's investments in those countries. In addition, a fund may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the fund intends to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may reduce the liquidity of a fund's portfolio. The fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.
A fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities risks to which they relate.
Investments in companies of developing (also called "emerging") countries are subject to higher risks than investments in companies in more developed countries. These risks include:

•	increased social, political, and economic instability;

•	a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;

•	lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;

•	foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;

•	relatively new capital market structure or market-oriented economy;

•	the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;

•	restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

•	possible losses through the holding of securities in domestic and foreign custodial banks and depositories.
In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.
Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.
Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.
Fund of Funds
The performance and risks of each Principal LifeTime Fund and Strategic Asset Management ("SAM") Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

As of October 31, 2012, the Principal LifeTime Funds’ and SAM Portfolios’ assets were allocated among the underlying funds as identified in the tables below.

Underlying Fund	Principal LifeTime 2010 Fund	Principal LifeTime 2020 Fund	Principal LifeTime 2030 Fund	Principal LifeTime 2040 Fund	Principal LifeTime 2050 Fund	Principal LifeTime Strategic Income Fund
Bond & Mortgage Securities	11.29%	9.39%	5.86%	3.01%	1.43%	14.54%
Bond Market Index	9.56%	7.72%	5.58%	2.98%	0.40%	12.74%
Core Plus Bond I	11.35%	9.11%	5.86%	3.00%	1.42%	14.56%
Diversified International	3.89%	4.63%	5.21%	6.69%	7.40%	1.88%
Diversified Real Asset	3.79%	2.92%	2.18%	1.75%	1.34%	4.69%
Equity Income	5.18%	2.91%	—	—	—	6.39%
Global Diversified Income	5.17%	2.03%	—	—	—	6.67%
Global Multi-Strategy	1.32%	1.24%	1.21%	1.24%	1.20%	1.58%
Global Real Estate Securities	—	3.71%	5.34%	5.40%	5.77%	—
High Yield I	2.81%	1.70%	2.18%	2.14%	2.30%	3.50%
Inflation Protection	5.09%	2.63%	1.65%	—	—	7.66%
International Emerging Markets	1.59%	3.05%	3.82%	4.46%	4.81%	0.66%
International Equity Index	1.01%	3.07%	2.48%	3.16%	3.62%	0.43%
International I	1.79%	2.66%	0.64%	4.03%	3.96%	0.64%
LargeCap Growth	6.41%	2.55%	4.18%	5.21%	5.68%	—
LargeCap Growth I	—	8.33%	10.65%	12.13%	12.82%	3.08%
LargeCap S&P 500 Index	4.10%	6.45%	6.91%	7.56%	8.01%	2.07%
LargeCap Value	2.17%	4.33%	5.41%	6.40%	6.71%	—
LargeCap Value I	4.17%	8.42%	10.55%	12.19%	12.87%	—
MidCap	4.30%	1.30%	—	—	—	2.29%
MidCap Growth III	—	1.83%	2.87%	2.81%	2.65%	—
MidCap Value I	—	1.98%	3.02%	2.81%	2.90%	—
Overseas	4.01%	4.72%	8.06%	6.82%	7.64%	1.94%
Preferred Securities	—	—	2.27%	1.84%	2.46%	—
Short-Term Income	8.40%	—	—	—	—	13.61%
SmallCap Growth I	1.29%	1.64%	2.01%	2.20%	2.28%	0.53%
SmallCap Value II	1.31%	1.68%	2.06%	2.17%	2.33%	0.54%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Underlying Fund	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Bond & Mortgage Securities	1.30%	4.35%	—	3.63%	—
Diversified International	8.91%	5.90%	11.92%	2.76%	13.24%
Diversified Real Asset	—	—	1.79%	—	—
Equity Income	13.57%	7.59%	16.59%	6.43%	16.72%
Global Diversified Income	1.52%	2.34%	—	4.53%	—
Global Multi-Strategy	2.43%	1.62%	2.70%	—	—
Global Real Estate Securities	1.14%	0.81%	1.41%	1.31%	2.91%
Government & High Quality Bond	10.47%	15.47%	4.22%	18.64%	1.67%
High Yield	2.13%	2.59%	0.83%	3.57%	—
Income	14.44%	23.11%	7.09%	30.53%	—
Inflation Protection	0.51%	1.76%	—	—	—
International Emerging Markets	1.34%	0.86%	1.74%	0.38%	3.54%
LargeCap Blend II	2.97%	2.20%	3.97%	1.61%	4.78%
LargeCap Growth	6.90%	4.21%	9.47%	3.64%	13.50%
LargeCap Growth II	2.88%	2.06%	3.93%	1.60%	4.12%
LargeCap Value	4.14%	3.42%	5.68%	2.03%	6.19%
LargeCap Value III	3.23%	2.03%	4.06%	1.51%	4.18%
MidCap	3.23%	2.12%	4.26%	—	5.04%
MidCap Growth III	0.73%	0.50%	0.99%	—	2.15%
Preferred Securities	1.63%	2.15%	0.75%	5.02%	—
Principal Capital Appreciation	6.76%	4.84%	8.62%	1.91%	10.58%
Short-Term Income	3.34%	5.64%	1.39%	7.40%	—
SmallCap Growth I	3.01%	2.03%	3.99%	0.88%	5.76%
SmallCap Value II	1.48%	1.02%	1.97%	—	2.57%
Small-MidCap Dividend Income	1.94%	1.38%	2.63%	2.62%	3.05%
	100.00%	100.00%	100.00%	100.00%	100.00%
Each fund of funds indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a fund of funds is more costly than investing directly in shares of the Underlying Funds.
If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a fund targeting an earlier date represents a more conservative choice; choosing a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.
There are five Strategic Asset Management ("SAM") Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The SAM Portfolios share the same risks but often with different levels of exposure. In general, relative to the other Portfolios:

•	the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk,

•
the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk,

•
the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk,

•	the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk, and

•	the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.
Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the fund may hold such portfolio securities until its sub-advisor determines that it is appropriate to dispose of them.
Geographic Concentration
Potential investors should consider the possibility of greater risk arising from the geographic concentration (California or Illinois) of their investments, as well as the current and past financial condition of municipal issuers in the case of a municipal fund. In addition to factors affecting the state or regional economy, certain constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in certain adverse consequences affecting municipal obligations. See the SAI for a more detailed description of these risks.
Hedging
The success of a fund’s hedging strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a fund’s hedging strategy will also be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a fund from achieving the intended hedge or expose a fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
High Yield Securities
Below investment grade bonds, which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P (if the bond has been rated by only one of those agencies, that rating will determine if the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade), are sometimes referred to as high yield or "junk bonds" and are considered speculative. Such securities could be in default at time of purchase. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.
Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.
Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the fund were investing in higher quality bonds.
High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a fund may incur additional expenses to seek recovery. To the extent that such high yield issuers undergo a corporate restructuring, such high yield securities may become exchanged for or converted into reorganized equity of the underlying issuer. High yield bonds oftentimes include complex legal covenants that impose various degrees of restriction on the issuer’s ability to take certain actions, such as distribute cash to equity holders, incur additional indebtedness, and dispose of assets. To the extent that a bond indenture or loan agreement does not contain sufficiently protective covenants or otherwise permits the issuer to take certain actions to the detriment of the holder of the fixed-income security, the underlying value of such fixed-income security may decline.
The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.
The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the security if Principal or Sub-Advisor thinks it is in the best interest of shareholders.
Index Funds
Index funds generally attempt to mirror the investment performance of the index by allocating the fund's assets in approximately the same weightings as the index. However, it is unlikely that the fund's performance will perfectly correlate with the index performance for a variety of reasons. The correlation between fund performance and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares. Because of the difficulty and expense of executing relatively small securities trades, index funds may not always be invested in the less heavily weighted securities and may at times be weighted differently than the index.
Industry Concentration
A fund that concentrates its investments (invests more than 25% of its net assets) in a particular industry (or group of industries) is more exposed to the overall condition of the particular industry than a fund that invests in a wider variety of industries. A particular industry could be affected by economic, business, supply-and-demand, political, or regulatory factors. Companies within the same industry could react similarly to such factors. As a result, a fund’s concentration in a particular industry would increase the possibility that the fund’s performance will be affected by such factors.
Initial Public Offerings ("IPOs")
An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.
When a fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, a fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.

Inverse Floating Rate Investments
Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which these funds may invest may include derivative instruments, such as residual interest bonds or tender option bonds. Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by these funds. These funds generally invest in inverse floating rate investments that include embedded leverage, thus exposing these funds to greater risks and increased costs. The market value of a "leveraged" inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. A fund making such an investment will segregate on its books liquid securities having a value equal to the market value of the bonds underlying the "leveraged" inverse floating rate investment.
Leverage
If a fund makes investments in futures contracts, forward contracts, swaps and other derivative instruments, these instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the fund. The net asset value of a fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the fund to pay interest. Leveraging may cause a fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. To the extent that a fund is not able to close out a leveraged position because of market illiquidity, a fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations.
Liquidity Risk
A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Management Risk
If a Sub-Advisor's investment strategies do not perform as expected, the fund could underperform other funds with similar investment objectives or lose money.

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Active Management: The performance of a fund that is actively managed will reflect in part the ability of Principal and/or Sub-Advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. Funds that are actively managed are prepared to invest in securities, sectors, or industries differently from the benchmark.

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Passive Management: Index funds use a passive, or indexing, investment approach. Index funds do not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock or bond performance. Index funds attempt to replicate their relevant target index by investing primarily in the securities held by the index in approximately the same proportion of the weightings in the index. However, because of the difficulty of executing some relatively small securities trades, such funds may not always be invested in the less heavily weighted securities held by the index. An index fund's ability to match the performance of their relevant index may be affected by many factors, such as fund expenses, the timing of cash flows into and out of the fund, changes in securities markets, and changes in the composition of the index. Some index funds may invest in index futures and options on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Market Volatility and Issuer Risk
The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. It is possible to lose money when investing in a fund.
Master Limited Partnerships
Master limited partnerships ("MLPs") tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.
Municipal Obligations and AMT-Subject Bonds
The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.
"AMT-subject bonds" are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. See "Tax Considerations" for a discussion of the tax consequences of investing in the fund.
Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the fund to purchase sufficient amounts of tax-exempt securities.
Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may lower the fund's performance. Please consider all the factors when you compare the turnover rates of different funds. You should also be aware that the "total return" line in the Financial Highlights section reflects portfolio turnover costs.
No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.
Preferred Securities
Preferred securities generally pay fixed rate dividends and/or interest (though some are adjustable rate) and typically have "preference" over common stock in payment priority and the liquidation of a company's assets - preference means that a company must pay on its preferred securities before paying on its common stock, and the claims of preferred securities holders are typically ahead of common stockholders' claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. In certain circumstances, an issuer of preferred securities may redeem the securities prior to their stated maturity date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a redemption by the issuer may reduce the return of the security held by the fund. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in a fund that invests in preferred securities are more similar to those associated with a bond fund than a stock fund.
Real Estate Investment Trusts
Real estate investment trust securities ("REITs") involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the fund's advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.
Investment in REITs involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Real Estate Securities
Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market and the real estate industry in general. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets and mining, lumber and paper companies; and/or provide products or services related to the real estate industry, such as financial institutions that make and/or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.
Repurchase Agreements
Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected fund bears a risk of loss. To minimize such risks, the fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Royalty Trusts
A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could harm the performance and limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.
Short Sales
A fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after a fund borrows the security, the fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, a fund may not always be able to borrow the security at a particular time or at an acceptable price. Before a fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the fund’s short position, marking the collateral to market daily. This obligation limits a fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations. The fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Short sales also involve transaction and other costs that will reduce potential fund gains and increase potential fund losses.
Small and Medium Market Capitalization Companies
Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.
Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.
Temporary Defensive Measures
From time to time, as part of its investment strategy, funds may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, the fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.
There is no limit on the extent to which a fund may take temporary defensive measures. In taking such measures, a fund may fail to achieve its investment objective.
The Money Market Fund may invest in high-quality money market securities at any time.

Underlying Funds
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Growth Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of October 31, 2012, PFI SAM Portfolios, PFI Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Growth Account, and PVC Diversified Income Account own the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Bond & Mortgage Securities Fund	68.54%
Diversified International Fund	59.80%
Equity Income Fund	41.04%
Global Diversified Income Fund	8.97%
Global Real Estate Securities Fund	94.17%
Government & High Quality Bond Fund	52.56%
High Yield Fund	5.98%
High Yield Fund I	38.69%
Income Fund	63.19%
Inflation Protection Fund	61.49%
International Emerging Markets Fund	54.78%
LargeCap Growth Fund	63.36%
LargeCap Growth Fund I	40.49%
LargeCap S&P 500 Index Fund	48.18%
LargeCap Value Fund	80.31%
MidCap Fund	14.49%
Principal Capital Appreciation Fund	41.10%
Short-Term Income Fund	41.20%

PORTFOLIO HOLDINGS INFORMATION
A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.
MANAGEMENT OF THE FUNDS
The Manager
Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.
Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.
Principal provides investment advisory services with respect to 10-40% of the assets of the LargeCap Growth Fund I. The remaining assets in this Fund will be managed by the sub-advisor(s) named in the prospectus.
Principal provides these investment advisory services through a portfolio manager who functions as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager has access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager also has access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco has been the lead portfolio manager for the 10-40% of the assets to which Principal will provide investment advisory services since 2009.
Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since 2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a master’s degree in Electrical Engineering from Politecnico di Torino, Italy, a master’s degree in Electrical Engineering from Northeastern University, and an M.B.A. from the Sloan School of Management at the Massachusetts Institute of Technology.
Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to assist in providing those investment advisory services. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Jeffrey Tyler, and Randy Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are Matthew Annenberg and Dirk Laschanzky. Messrs. Fennessey, Tyler, Welch, Annenberg, and Laschanzky work as a team, sharing day-to-day management of the Principal LifeTime Funds; however, Mr. Tyler has ultimate decision making authority.
James W. Fennessey. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey earned a B.S. in Business Administration, with an emphasis in Finance, and a minor in Economics from Truman State University. He has earned the right to use the Chartered Financial Analyst designation.
Jeffrey R. Tyler. Mr. Tyler joined Principal in 2011. Prior to that, Mr. Tyler was the Chief Investment Officer at EXOS Partners. From 1988-2009, Mr. Tyler was a Senior Vice President, Senior Portfolio Manager, and Manager of Taxable Fixed Income for American Century. He earned a B.A. in business economics and accounting from the University of California, Santa Barbara and a Master of Management in finance and economics from the J.L. Kellogg Graduate School of Management, Northwestern University. Mr. Tyler has earned the right to use the Chartered Financial Analyst designation.

Randy L. Welch. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned a B.A. in Business/ Finance from Grand View College and an M.B.A. from Drake University.
Cash Management Program
Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the LargeCap Growth Fund I.
The Sub-Advisors
Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets of a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.
Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.
Some of the Sub-Advisors may enter into co-employee agreements, investment service agreements, dual employee agreements, or other similar agreements with advisers with which they are affiliated. Through the agreements, the Sub-Advisor’s portfolio manager usually is accorded access to the portfolio management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff of the affiliated investment advisory firm. Likewise, through the agreements, the portfolio manager usually has access to the trading staff and trade execution capabilities along with the order management system, pre- and post-trade compliance system, portfolio accounting system and portfolio accounting system and performance attribution and risk management system of the affiliated investment advisory firm.
Several of the Funds have multiple Sub-Advisors. For those Funds (except the Global Diversified Income Fund), a team at Principal, consisting of Jessica Bush, James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.
The Global Diversified Income Fund has multiple Sub-Advisors and a team at Principal, consisting of Michael Finnegan, Kelly Grossman, and Dave Reichart, determines the portion of the Fund’s assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. This team shares day-to-day portfolio management, sharing authority, with no limitation on the authority of one portfolio manager in relation to another. The decision to reallocate Fund assets between the Sub-Advisors may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush. Ms. Bush, Senior Research Analyst, joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a B.A. in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.
Michael P. Finnegan. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation. Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. He earned a B.B.A. in Finance from Iowa State University and an M.A. in Finance from the University of Iowa. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts.
Kelly Grossman is Senior Product Manager at Principal. She joined the Principal Financial Group in 1991 and has been a Managing Director within the Capital Markets and Structured Products Group at Principal Global Investors. Ms. Grossman earned a B.A. in mathematics and computer science from the University of Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of Actuaries.
Dave Reichart. Mr. Reichart is a Senior Vice President for Principal. He began working for Principal Financial Group in 2001. Mr. Reichart earned a B.A. in finance from University of Nebraska and an MBA from Drake University. Mr. Reichart has earned the right to use the Chartered Financial Analyst designation.
The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor:
BlackRock Financial Management, Inc. (“BlackRock”), 55 East 52nd Street, New York, New York 10055, is a registered investment adviser organized in 1994. BlackRock and its affiliates manage investment company and other portfolio assets.

BlackRock is the sub-advisor for the Inflation Protection Fund.
The Inflation Protection Fund is managed by a team of financial professionals at BlackRock. Martin Hegarty and Brian Weinstein are jointly and primarily responsible for the day-to-day management of the Fund.
Martin Hegarty has been with BlackRock since 2010. Prior to joining the firm, he served as a Director at Bank of America Merrill Lynch. He earned a B.S. in economics from Rhodes University, South Africa.
Brian Weinstein has been with BlackRock since 2000. He earned a B.A. in History from the University of Pennsylvania.

Sub-Advisor:	Brown Advisory, LLC (“Brown”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, is a registered investment adviser and wholly-owned subsidiary of Brown Advisory Management, LLC.
Brown is the sub-advisor for a portion of the assets of the LargeCap Growth Fund I.
Kenneth M. Stuzin has been with Brown since 1996. He earned a B.A. and an M.B.A. from Columbia University. Mr. Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.
CCI is the sub-advisor for the LargeCap Growth Fund.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini, as co-portfolio manager, has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.
Thomas J. Bisighini has been with CCI since 2004. He earned a B.S. from Bentley College and an M.B.A. in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.
Anthony Rizza has been with CCI since 1991. He earned a B.S. in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:
DDJ Capital Management, LLC (“DDJ”), 130 Turner Street, Building 3, Suite 600, Waltham, MA 02453, is an SEC registered investment advisor.  DDJ was formed in 1996 to specialize in high yield and distressed and special situations investing.

DDJ is one of the sub-advisors for the high yield portion of the Global Diversified Income Fund.

Sub-Advisor:
Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

Edge is the sub-advisor for the Equity Income Fund, the Government & High Quality Bond Fund, the Income Fund, the Principal Capital Appreciation Fund, the Short-Term Income Fund, the SAM Balanced Portfolio, the SAM Conservative Balanced Portfolio, the SAM Conservative Growth Portfolio, the SAM Flexible Income Portfolio, and the SAM Strategic Growth Portfolio.
When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.
Charles D. Averill previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a bachelor’s degree in Economics from Reed College and an M.A. in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.
Daniel R. Coleman joined Edge in 2001 and has held various investment management roles on the equity team, including Portfolio Manager and some senior management roles. He earned a bachelor's degree in Finance from the University of Washington and an M.B.A. from New York University.
Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a bachelor’s degree in Business Finance from Montana State University.
Philip M. Foreman has been with Edge since 2002. He earned a bachelor’s degree in Economics from the University of Washington and an M.B.A. from the University of Puget Sound. Mr. Foreman has earned the right to use the Chartered Financial Analyst designation.
John R. Friedl has been with Edge since 1998. He earned a B.A. in Communications and History from the University of Washington and a master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.
Todd A. Jablonski has been with Edge since 2010. Previously, he was an Executive Director and Portfolio manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset Management. He earned a bachelor’s degree in Economics from the University of Virginia and an M.B.A. with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Ryan P. McCann has been a portfolio manager for Edge since 2010. Previously, he was a portfolio manager and trader of structured mortgage products for Columbia Asset Management. He earned a B.A. in Business Administration from Washington State University. Mr. McCann has earned the right to use the Chartered Financial Analyst designation.
Scott J. Peterson has been with Edge since 2002. He earned a bachelor’s degree in Mathematics from Brigham Young University and an M.B.A. from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.
David W. Simpson has been with Edge since 2003. He earned a bachelor's degree from the University of Illinois and an M.B.A. in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial Analyst designation.
Greg L. Tornga joined Edge in 2011. Previously, Mr. Tornga worked at Payden & Rygel Investment Management in Los Angeles. He earned a bachelor’s degree from the University of Michigan and an MBA from the Argyros School of Business at Chapman University. Mr. Tornga has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:	Guggenheim Partners Investment Management, LLC ("Guggenheim"), 100 Wilshire Boulevard, Suite 500 Santa Monica CA 90401, is an SEC registered investment adviser.
Guggenheim is the sub-advisor for the call option overwriting portion of the Global Diversified Income Fund and one of the sub-advisors for the high yield portion of the Global Diversified Income Fund.

Sub-Advisor:	J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 270 Park Avenue, New York, NY 10017, is an SEC registered investment advisor and an indirect wholly owned subsidiary of JPMorgan Chase & Co.
J.P. Morgan is the sub-advisor for a portion of the assets of the High Yield Fund I.
The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
James E. Gibson has been with J.P. Morgan since 1988. He earned a B.S. in Finance from the University of Cincinnati College of Business Administration.
William J. Morgan has been with J.P. Morgan since 2005. He earned a B.A. in History from Kenyon College and an M.B.A. from Xavier University.
James P. Shanahan, Jr. has been with J.P. Morgan since 2005. He earned a B.A. from Xavier University and a J.D. from the University of Cincinnati College of Law.

Sub-Advisor:	Neuberger Berman Fixed Income LLC (“Neuberger Berman”), 190 South LaSalle Street, Chicago, IL 60603, is an investment adviser registered with the SEC.
Neuberger Berman is the sub-advisor for a portion of the assets of the High Yield Fund I.
The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
Ann H. Benjamin has been with Neuberger Berman (and its predecessors) since 1997. She earned a B.A. in Economics from Chatham College and a master’s in Finance from Carnegie Mellon University.
William (Russ) Covode has been with Neuberger Berman since 2006. He earned a B.A. in Economics from Colorado College and an M.B.A. from the University of Chicago.

Thomas P. O’Reilly has been with Neuberger Berman (and its predecessors) since 1997. He earned a B.S. in Finance from Indiana University and an M.B.A. from Loyola University. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:
Post Advisory Group, LLC (“Post”), 1620 26th Street, Suite 6500N, Santa Monica, CA 90404, founded in 1992, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group, and is a global investment manager specializing in high yield securities with a multi-strategy, value-oriented investment approach.

Post is one of the sub-advisors for the high yield portion of the Global Diversified Income Fund.

Sub-Advisor:
Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI's headquarters address is 801 Grand Avenue, Des Moines, IA 50392. Its other primary asset management office is in New York, with asset management offices of affiliate advisors in several non-U.S. locations including London, Sydney and Singapore.

PGI is the sub-advisor for the Bond & Mortgage Securities Fund, the California Municipal Fund, the Diversified International Fund, the High Yield Fund, the International Emerging Markets Fund, the LargeCap S&P 500 Index Fund, the LargeCap Value Fund, the MidCap Fund, the Money Market Fund, the Principal LifeTime 2010 Fund, the Principal LifeTime 2020 Fund, the Principal LifeTime 2030 Fund, the Principal LifeTime 2040 Fund, the Principal LifeTime 2050 Fund, the Principal LifeTime Strategic Income Fund, the SmallCap Blend Fund, the Tax-Exempt Bond Fund, and the global value equity portion of the Global Diversified Income Fund.
As reflected in the fund summaries, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except the MidCap Fund and where noted in the Management of the Funds section describing the management of the Principal LifeTime Funds, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another. For the MidCap Fund, Mr. Nolin and Mr. Rozycki work as a team, sharing day-to-day management of the Fund; however, Mr. Nolin has ultimate decision making authority. Mr. Rozycki may execute trades in Mr. Nolin's absence.
Matthew Annenberg has been with PGI since 2012. Prior to PGI, he was a managing director at K2 Advisors and at ABM AMRO Bank. He earned a bachelor's degree in Finance from Harvard College. Mr. Annenberg has earned the right to use the Chartered Financial Analyst designation.
William C. Armstrong has been with PGI since 1992. He earned a bachelor’s degree from Kearney State College and a master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial Analyst designation.
Paul H. Blankenhagen has been with PGI since 1992. He earned a bachelor’s degree in Finance from Iowa State University and a master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered Financial Analyst designation.
Juliet Cohn has been with PGI since 2003. As a co-employee of PGI and Principal Global Investors (Europe) Limited (“PGI Europe”), Ms. Cohn manages Principal Fund assets as an employee of PGI. She earned a bachelor's degree in Mathematics from Trinity College, Cambridge, England.
Mark P. Denkinger has been with PGI since 1990. He earned a bachelor’s degree in Finance and an M.B.A. with a Finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov has been with PGI since 1995. He earned an M.B.A. in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation.
Douglas J. Gaylor has been with PGI since 2009. Previously, he was a senior municipal portfolio manager at The Dreyfus Corporation. He earned a bachelor's degree in Business and Economics from State University College at Brockport, New York and an M.B.A. from State University College at Buffalo, New York.
Arild Holm has been with PGI since 2002. He earned a bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England) and an M.B.A. in Finance from the University of Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.
Thomas L. Kruchten has been with PGI since 2005. He earned a B.A. in finance from the University of Northern Iowa. Mr. Kruchten has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Society of Iowa.
Dirk Laschanzky has been with PGI since 1997. He earned a B.A. and an M.B.A., both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.
James Noble has been with PGI since 2010. Previously he was an analyst at The Dreyfus Corporation. He earned a bachelor’s degree in Finance and an M.B.A. from Hofstra University.
K. William Nolin has been with PGI since 1993. He earned a bachelor’s degree in Finance from the University of Iowa and an M.B.A. from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.
Phil Nordhus has been with PGI since 1990. He earned a bachelor’s degree in Economics from Kansas State University and an M.B.A. from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.
Brian Pattinson has been with Principal Global Investors since 1994. He earned a bachelor's degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered Financial Analyst designation.
Tracy Reeg has been with PGI since 1993. She earned a bachelor’s degree in Finance from the University of Northern Iowa.
Alice Robertson has been with the Principal Financial Group since 1990. She earned a bachelor’s degree in Economics from Northwestern University and a master’s degree in Finance and Marketing from DePaul University.
Tom Rozycki has been with PGI since 2001. He has earned a bachelor’s degree in Finance from Drake University. Mr. Rozycki has earned the right to use the Chartered Financial Analyst designation.
Jeffrey A. Schwarte has been with PGI since 1993. He earned a bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.
Darrin E. Smith has been with PGI since 2007. He earned a bachelor’s degree in Economics from Iowa State University and an M.B.A. from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation.
Timothy R. Warrick has been with PGI since 1990. He earned a bachelor’s degree in Accounting and Economics from Simpson College and an M.B.A. in Finance from Drake University. Mr. Warrick has earned the right to use the Chartered Financial Analyst designation.
Mohammed Zaidi returned to PGI in 2012, where he formerly worked from 2001 to 2006. As a co-employee of PGI and Principal Global Investors (Singapore) Limited, Mr. Zaidi manages Principal Fund assets as an employee of PGI. Previously, he was with Martin Currie Investment Management and Scottish Widows Investment Partnership. He earned a bachelor’s degree in Economics from the Wharton School of University of Pennsylvania and an M.B.A. from Massachusetts Institute of Technology, Sloan School of Management.

Sub-Advisor:
Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392, an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000.

Principal-REI is the sub-advisor for the Global Real Estate Securities Fund, the Real Estate Securities Fund, and the global real estate portion of the Global Diversified Income Fund.
The day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.
Alastair Gillespie has been with Principal – REI since 2009. As a co-employee of Principal-REI and Principal Global Investors (Singapore) Limited, Mr. Gillespie manages Principal Fund assets as an employee of Principal-REI. From 2006-2009, he was also a management board member of the Asian Public Real Estate Association (APREA). Prior to working in Asia, he covered the Australian market for eight years with UBS, ABN Amro and BT Alex Brown. He earned a Bachelor of Commerce (Finance) from University of Wollongong and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia. Mr. Gillespie has earned the right to use the Chartered Financial Analyst designation.
Simon Hedger has been with Principal - REI since 2003. As a co-employee of Principal-REI and PGI Europe, Mr. Hedger manages Principal Fund assets as an employee of Principal-REI. He earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He is a U.K. qualified chartered surveyor (ARICS).
Anthony Kenkel has been with Principal – REI since 2005. He earned a bachelor’s degree in Finance from Drake University and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Kenkel has earned the right to use the Chartered Financial Analyst and Financial Risk Manager designations.
Matt Richmond has been with Principal – REI since 1994. He earned a bachelor’s degree in Finance from University of Nebraska and an M.B.A. from the University of Iowa.
Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a B.A. in Finance and an M.B.A. in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor:
Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987.

Spectrum is the sub-advisor for the preferred securities portion of the Global Diversified Income Fund.

Sub-Advisor:
Stone Harbor Investment Partners LP (“Stone Harbor”), 31 West 52nd Street, 16th Floor, New York, New York 10019, was established in 2006 and provides investment advisory services to clients located throughout the world.

Stone Harbor is the sub-advisor for the emerging market debt portion of the Global Diversified Income Fund.

Sub-Advisor:
T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 75 years of investment management experience.

T. Rowe Price is the sub-advisor for a portion of the assets of the LargeCap Growth Fund I.
Robert W. Sharps has been with T. Rowe Price since 1997. He earned a B.S. in Accounting from Towson University and an M.B.A. in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor:
Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas 66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC. Tortoise specializes in managing portfolios of investments in MLPs and other energy companies.

Tortoise is the sub-advisor for the master limited partnership portion of the Global Diversified Income Fund.

Sub-Advisor:
W. H. Reaves & Co., Inc. (doing business as Reaves Asset Management), 10 Exchange Place, 18th Floor, Jersey City, NJ  07302, was founded in 1961 as an institutional research firm and is an SEC registered adviser.

Reaves Asset Management is the sub-advisor for the publicly-listed infrastructure portion of the Global Diversified Income Fund.

Fees Paid to Principal
Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2012 was:

Bond & Mortgage Securities	0.52%	Money Market	0.39%
California Municipal	0.45%	Principal Capital Appreciation	0.48%
Diversified International	0.86%	Principal LifeTime 2010	0.03%
Equity Income	0.51%	Principal LifeTime 2020	0.03%
Global Diversified Income	0.75%	Principal LifeTime 2030	0.03%
Global Real Estate Securities	0.89%	Principal LifeTime 2040	0.03%
Government & High Quality Bond	0.50%	Principal LifeTime 2050	0.03%
High Yield	0.51%	Principal LifeTime Strategic Income	0.03%
High Yield I	0.63%	Real Estate Securities	0.83%
Income	0.50%	SAM Balanced	0.33%
Inflation Protection	0.39%	SAM Conservative Balanced	0.33%
International Emerging Markets	1.18%	SAM Conservative Growth	0.33%
LargeCap Growth	0.63%	SAM Flexible Income	0.33%
LargeCap Growth I	0.61%	SAM Strategic Growth	0.33%
LargeCap S&P 500 Index	0.15%	Short-Term Income	0.43%
LargeCap Value	0.43%	SmallCap Blend	0.75%
MidCap	0.61%	Tax-Exempt Bond	0.45%

A discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each sub-advisor is available in the annual report to shareholders for the fiscal year ended October 31, 2012.
Voluntary Waivers
Government & High Quality Bond Fund
The Distributor has voluntarily agreed to limit the Fund's Distribution and/or Service (12b-1) Fees normally payable by the Fund. The limit will maintain the level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.15% for Class A shares. The voluntary expense limit may be terminated at any time.

Money Market Fund
The Distributor has voluntarily agreed to limit the Fund’s Distribution and/or Service (12b-1) Fees normally payable by the Fund. The expense limit will maintain a level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.75% for Class B shares and 0.00% for Class C shares. The expense limit may be terminated at any time.
Principal has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
Manager of Managers
The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

•	hire one or more Sub-Advisors;

•	change Sub-Advisors; and

•	reallocate management fees between itself and Sub-Advisors.
Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.
The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the Global Diversified Income, High Yield I, Inflation Protection, and LargeCap Growth I Funds intend to rely on the order.
PRICING OF FUND SHARES
Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

•	on a day that the NYSE is open and

•	prior to the close of trading on the NYSE (normally 3 p.m. Central Time).
Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.
If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.
For all Funds, except the Money Market Fund, the share price is calculated by:

•	taking the current market value of the total assets of the Fund

•	subtracting liabilities of the Fund

•	dividing the remainder proportionately into the classes of the Fund

•	subtracting the liability of each class

•	dividing the remainder by the total number of shares outstanding for that class.
With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.
The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.
Notes:

•
If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

•
A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Securities valued outside of the Western Hemisphere are valued using a fair value policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

•
The trading of foreign securities generally or in a particular country or countries may not take place on all days the NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

•
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

CONTACT PRINCIPAL FUNDS, INC.
Contact information for Principal Funds, Inc. (“PFI”) is as follows:
Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809
Your transaction (purchase, redemption, or exchange) will be completed using the net asset value (NAV) per share calculated after your transaction request is received in proper form at the transaction processing center in Canton, Massachusetts. For your transaction to be effective the day we receive your order, your order (in proper form) must be received before the close of normal trading on the New York Stock Exchange (NYSE) (generally 3 P.M. Central Time).
You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time on any day that the NYSE is open.
To obtain ACH or wire instructions, please contact a Client Relations Specialist.

For additional information about Principal Funds, Inc., go to www.principalfunds.com.
Orders Placed by Intermediaries
PFI may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of PFI until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of PFI on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to PFI and pays for it in accordance with the agreement, PFI will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.
The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.
Transactions through Financial Institutions/Professionals
Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institution or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the SAI.
Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.
For Classes A, B, and C – Telephone and Internet Instructions
The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder’s address of record.
If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:

•	may be given by calling us;

•
may be given via our website for certain transactions (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website); or

•	may be given to your Financial Professional (a person employed by or affiliated with broker/dealer firms) who will in turn contact us with your instructions.
Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.
PURCHASE OF FUND SHARES
Principal Funds, Inc. offers funds in multiple share classes: A, B, C, J, Institutional, R-1, R-2, R-3, R-4, R-5, and P. Funds available in multiple share classes have the same investments, but differing expenses. Classes A, B, C, and P shares are available in this prospectus.
Principal may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors.
The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. For example, the Fund does not intend to permit market timing because short-term or other excessive trading into and out of the Funds may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Fund may reject any purchase orders from market timers or investors that, in Principal’s opinion, may be disruptive to the Fund. For these purposes, Principal may consider an investor’s trading history in the Fund or other Funds sponsored by Principal Life and accounts under common ownership or control.
To eliminate the need for safekeeping, PFI will not issue certificates for shares.
Procedures for Opening an Account
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we or your Financial Professional will ask for your name, address, date of birth, and other information that will allow us or your Financial Professional to verify your identity. We or your Financial Professional may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.
Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account.

Note:
No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or the Distributor.

Eligible Purchasers
You must be an eligible purchaser for a particular share class in order to buy shares of a Fund available in that share class. Principal reserves the right to broaden or limit the designation of eligible purchasers. At the present time, eligible purchasers include, but are not limited to, the following.

For Classes A, B, and C Shares
Shares of the Funds are generally purchased through Financial Professionals. Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting our website to obtain the appropriate forms.
Effective March 1, 2010, (the “Closing Date”), Class B shares of the Funds are no longer available for purchase, except through exchanges and dividend reinvestments as discussed below. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares under the existing conversion schedule (based on purchase date). Shareholders who owned Class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Class B Fund shares in accordance with the Funds' current policies. Effective on and after the Closing Date, Class B shareholders who have an automated investment plan in Class B shares (such as Automatic Investment Plan (“AIP”) or automatic exchange election), will have such recurring investments automatically redirected into Class A shares of the same Fund with the applicable Class A sales charge (load). All other features of Class B shares, including Rule 12b-1 distribution and/or service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. We may modify these policies in the future.
Class B shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares.
Class C shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of other Funds of the Principal Funds, but are available to new participants in plans that currently invest in Class C shares of the Fund.
For Class P Shares
Eligible purchasers include:

•	sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs;

•	certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans;

•	clients of Principal Global Investors, LLC; and

•	certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others).
Making an Investment and Minimum Initial Investment
For Classes A, B, and C Shares
Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or Automatic Investment Plan (“AIP”). No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/or education expenses. Prospective shareholders should consult with their Financial Professional prior to making decisions about the account and type of investment that are appropriate for them.
Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.
Shareholders must meet the minimum initial investment amount of $1,000 unless an AIP is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

For Class P Shares
Investors purchase shares through a financial intermediary that has entered into an agreement with PFI. A financial intermediary opens and maintains a shareholder account under an open account system for each investor. Contact your Financial Professional for additional information on how to buy shares.
There are no restrictions on amounts to be invested in Class P shares of the Fund.
Payment
Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.
The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.
For Classes A, B, and C Shares – Direct Deposit
Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.
For Classes A, B, and C Shares – Automatic Investment Plan (“AIP”)
Your Financial Professional can help you establish an AIP. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made (if none is selected, the investment will be made on the 15th of the month). If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day.
REDEMPTION OF FUND SHARES
You may redeem shares of the Fund upon request; the amount you receive will be reduced by any applicable CDSC. PFI does not impose a redemption charge. The Fund Board of Directors has determined that it is not necessary to impose a fee upon the redemption of fund shares, because the Fund has adopted transfer restrictions as described in “Exchange of Fund Shares.”
Generally, PFI sends the sale proceeds on the next business day (a day when the NYSE is open for normal business) after the sell order has been placed. Under unusual circumstances, PFI may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.
Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

For Classes A, B, and C Shares
You will be charged a $10 wire fee if you have the sale proceeds wired to your bank. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made).
Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:

•	lump sum of the entire interest in the account,

•	partial interest in the account, or

•	periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 1/2.
Sale of shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.
Generally, sales proceeds are:

•	payable to all owners on the account (as shown in the account registration) and

•	mailed to the address on the account (if not changed within last 15 days) or sent by wire or ACH to previously authorized U.S. bank account.
For other payment arrangements, please call PFI. You should also call PFI for special instructions that may apply to sales from accounts:

•	when an owner has died

•	for certain employee benefit plans; or

•	owned by corporations, partnerships, agents, or fiduciaries.
To sell shares by mail (for any amount):

•	Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account,

•	Specify the account number, and

•	Specify the number of shares or the dollar amount to be sold.
To sell shares in amounts of $100,000 or less by telephone:

•	The request may be made by a shareholder or by the shareholder’s Financial Professional.

•	The combined amount requested from all funds to which the redemption request relates is $100,000 or less.

•	The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.

•	If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.

•	If our phone lines are busy, you may need to send in a written sell order.

•	Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employer sponsored benefit plans.
Sell shares by checkwriting (Class A shares of Money Market Fund only)

•
Checkwriting must be elected on initial application or by written request to Principal Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.

•	The Fund can only sell shares after your check making the Fund investment has cleared your bank.

•	Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.

•	The rules of the bank on which the checks are drawn concerning checking accounts apply.

•
If the account does not have sufficient funds to cover the check, it is marked “Insufficient Funds” and returned (the Fund may revoke checkwriting on accounts on which “Insufficient Funds” checks are drawn).

•	Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).

•	Checkwriting is available only for non-qualified accounts.

•	Neither the Fund, the bank nor Principal shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.

•	Checkwriting may be converted to a point-of-purchase debit from your account. This only applies if such service is available at the business with which you are doing business.
Systematic withdrawal plans
You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code).
You can set up a systematic withdrawal plan by:

•	completing the applicable section of the application,

•	sending us your written instructions,

•	completing a Systematic Withdrawal Plan Request form (available on our website), or

•	calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).
Your systematic withdrawal plan continues until:

•	you instruct us to stop or

•	your Fund account balance is zero.
When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account. The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.
EXCHANGE OF FUND SHARES
An exchange between Funds is a redemption of shares of one Fund and a concurrent purchase of shares in another Fund with the redemption proceeds.
In order to prevent excessive exchanges, and under other circumstances where the Fund Board of Directors or Principal believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate this exchange privilege, limit the amount or further limit the number of exchanges, reject any exchange or close an account.
For Classes A, B, and C Shares
Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds (except Money Market).
Exchanges from Money Market Fund
Class A shares of Money Market Fund may be exchanged into:

•	Class A shares of other Funds.

•	If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.

•
If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.

•	Class C shares of other Funds – subject to the applicable CDSC.

You may exchange shares by:

•	sending a written request to PFI,

•	using our website, or

•	calling us, if you have telephone privileges on the account.
Automatic Exchange Election
This election authorizes an exchange from one fund of PFI to another fund of PFI on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:

•	completing the Automatic Exchange Election section of the application,

•	calling us if telephone privileges apply to the account from which the exchange is to be made,

•	sending us your written instructions, or

•	completing an Automatic Exchange Election form (available on our website).
Your automatic exchange continues until:

•	you instruct us to stop (by calling us if telephone privileges apply to the account or sending us your written instructions) or

•	your Fund account balance of the account from which shares are redeemed is zero.
You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.
General

•
If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.

•	All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.

•	You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

•	accounts with identical ownership,

•	an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership,

•	a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account, or

•	a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).
The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss.
Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.
For Class P Shares
A shareholder, including a beneficial owner of shares held in nominee name may exchange Fund shares under certain circumstances. You may exchange your Fund shares, without charge, for shares of any other Fund of the Principal Funds available in Class P; however, an intermediary may impose restrictions on exchanges.

DIVIDENDS AND DISTRIBUTIONS
Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to record date shareholders; this record date is the business day prior to the payment date. The payment schedule is as follows:

•
The Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, High Yield I, Income, Short-Term Income, and Tax-Exempt Bond Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.

•
The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.

•	The Global Diversified Income Fund and SAM Flexible Income Portfolio pay their net investment income monthly.

•
The Equity Income, Global Real Estate Securities, Inflation Protection, and Real Estate Securities Funds and the SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.

•	The other Funds pay their net investment income annually in December.
For more details on the payment schedule, go to www.principalfunds.com.
Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.
The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.
Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:

•	invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or

•	paid in cash, if the amount is $10 or more.
Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.
To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

Notes:

•	A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.

•	Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.

•	For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.
FREQUENT PURCHASES AND REDEMPTIONS
The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.
Frequent purchases and redemptions pose a risk to the Funds because they may:

•	Disrupt the management of the Funds by:

•	forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Funds and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the Funds; and

•	Increase expenses of the Funds due to:

•	increased broker-dealer commissions and

•	increased recordkeeping and related costs.
Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. The Funds have adopted procedures to “fair value” foreign securities owned by the Funds each day to discourage these market timing transactions in shares of the Funds.
The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying funds in which the funds of funds (for example, Principal LifeTime Funds/Accounts, Strategic Asset Management Portfolios, PVC Diversified Balanced Account, PVC Diversified Growth Account, and PVC Diversified Income Account) invest could flow through to the funds of funds as they would for any fund shareholder.
If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;

•
Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;

•	Limiting the number of exchanges during a year; and

•	Taking other such action as directed by the Fund.
The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder written notice in this instance.

TAX CONSIDERATIONS
Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.
Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2013, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.
The California Municipal and Tax-Exempt Bond Funds invest in "AMT-subject bonds," which are municipal obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax ("AMT") and will also give rise to corporate alternative minimum taxes. A portion of these Funds' distributions may, therefore, be subject to federal income taxes or to the federal alternative minimum tax.
Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.
Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.
A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.
Because of tax law requirements, you must provide the Fund with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is imposed at a rate of 28%.
Any gain resulting from the redemption or exchange of your shares will generally also be subject to tax. For shares acquired after January 1, 2012, you will need to select a cost basis method to be used to calculate your reported gains and losses prior to or at the time of any redemption or exchange. If you do not select a method, the Funds’ default method of average cost will be applied to the transactions. The cost basis method used on your account could significantly affect your taxes due and should be carefully considered. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.
Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.
Distributions designated as "exempt-interest dividends" by the Tax-Exempt Bond Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by this Fund will be taxable as described in this section.

Distributions designated as "exempt-interest dividends" by the California Municipal Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by the California Municipal Fund will be taxable as described in this section. A portion of the dividends paid by the this Fund may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in this Fund.
The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.
CHOOSING A SHARE CLASS AND THE COSTS OF INVESTING
Your Financial Professional will help you choose the share class and Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you. Financial Professionals may receive different compensation depending upon which class of shares you purchase.
Fund and share class selections must be made at the time of purchase.
Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:

•	the dollar amount you are investing,

•	the amount of time you plan to hold the investment, and

•	any plans to make additional investments in the Principal Funds.
Class B shares have higher annual expenses than Class A shares because they are subject to distribution fees for the first eight years. After the eighth year (on the first day of the ninth year), Class B shares convert automatically to Class A shares of the same Fund, typically without income tax impact. Before January 12, 2007, Class B shares originally purchased from Principal converted to Class A shares after 7 years (on the first day of the eighth year). Before January 12, 2007, Class B shares originally purchased from the WM Group of Funds converted to Class A shares after 8 years (on the first day of the ninth year).
Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.
The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in Principal Funds eligible for inclusion pursuant to Rights of Accumulation. If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds, Inc. (“PFI”) Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.
The following sections describe the fees and expenses you may pay if you invest in a Fund. You may pay both one-time fees and ongoing fees. Fees and expenses are important because they lower your earnings. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process.
There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. You may obtain more information about sales charge reductions and waivers through a link on our website, from the SAI, or from your Financial Professional.

One-Time Fee – Initial Sales Charge
Class A Shares
The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge as shown in the table below. The right-hand column in the table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares. For more information regarding compensation paid to dealers, see “Distribution Plans and Intermediary Compensation.”

CLASS A SALES CHARGES(1)
Bond & Mortgage Securities, California Municipal, Global Diversified Income, High Yield, High Yield I, Inflation Protection, Principal LifeTime 2010, Principal LifeTime Strategic Income, Tax-Exempt Bond Funds, and SAM Flexible Income Portfolio

	Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as of % of Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

Government & High Quality Bond, Income, and Short-Term Income Funds
	Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as of % of Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.25%	1.27%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

LargeCap S&P 500 Index Fund
	Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as of % of Offering Price
Less than $50,000	1.50%	1.52%	1.25%
$50,000 but less than $100,000	1.25%	1.27%	1.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 but less than $500,000	0.75%	0.76%	0.50%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	0.00%	0.00%	0.25%

All other Funds (except Money Market Fund(4)
	Sales Charge as % of
Amount of Purchase	Offering Price	Amount Invested	Dealer Allowance as of % of Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%(3)

(1)	Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.

(2)
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Class A, B, C, and J shares.

(3)
The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1,000,000 and $4,999,999, 0.50% on purchases between $5 million and $49,999,999, and 0.25% on purchases of $50 million or more. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Class A, B, C, and J shares.

(4)	There is no sales charge on purchases of Class A shares of the Money Market Fund.

Initial Sales Charge Waiver or Reduction
Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge.
To receive a reduction in your Class A initial sales charge, you or your Financial Professional must let the Fund know at the time you purchase shares that you qualify for such a reduction. It may be necessary for you to provide information and records, such as account statements. If your Financial Professional or you do not let the Fund know that you are eligible for a reduction, it is possible you will not receive a sales charge discount to which you are otherwise entitled.
Initial Sales Charge Waiver

•	No initial sales charge will apply to purchases of Fund shares if the purchase is of sufficient size as disclosed in the preceding “Class A Sales Charges” table.

•
No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the Funds (other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge) or with proceeds of redemptions from Class B shares on which a CDSC was paid, or was waived in connection with a Required Minimum Distribution, involuntary redemption or due to the death of the shareholder, within 60 days of redemption. The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

•	A Fund’s Class A shares may be purchased without an initial sales charge by the following individuals, groups, and/or entities:

•
current and former Directors of PFI, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents) and trusts created by or primarily for the benefit of these individuals;

•	Premier Credit Union when the shares are owned directly with PFI;

•	non-ERISA clients of Principal Global Investors LLC;

•	any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with the Distributor;

•
clients investing in Class A shares through a “wrap account” offered through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;

•	non-qualified plans administered by a member company of the Principal Financial Group pursuant to a written service agreement;

•
any investor who buys Class A shares through an omnibus account held by certain financial intermediaries, such as a bank, broker-dealer, or other financial institution, with special arrangements and that does not accept or charge the initial sales charge;

•
individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund (a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations and who own the shares directly with PFI;

•
clients of registered investment advisors that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;

•
retirement plans or benefit plans, or participants in such plans, where the plan’s investments in the Fund are part of an omnibus account (pursuant to a written agreement) or by other retirement plans or benefit plans with a total value of at least $500,000 or participants in such plans;

•
financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers; and

•
any investor whose account is held directly with PFI and PFI treated such account, as of May 11, 2012, as qualifying for an initial sales charge waiver based on the February 29, 2012 Prospectus for Class A Shares.

Initial Sales Charge Reduction

(1)
Rights of Accumulation.  The sales charge varies with the size of your purchase.  Purchases made by you, your spouse or domestic partner, your children (including children of your spouse or domestic partner) age 25 or under, and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C, and J shares of Principal Funds owned by such persons, to determine the applicable sales charge.  Class A shares of the Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Fund shares.  If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

(2)
Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

(3)
The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Global Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund shares.

(4)
Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction (“Employer Sponsored Plan”) established prior to March 1, 2002 with Principal Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Global Diversified Income Fund, LargeCap S&P 500 Index Fund, and Short-Term Income Fund. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who became participants on or before July 28, 2007.

Class B Shares
The offering price for Class B shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. The Distributor currently pays authorized dealers commissions of up to 4.00% of the price of Class B shares sold by them.
Class C Shares
Purchases of Class C shares are not subject to a front-end sales load. The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.
Class P Shares
Purchases of Class P shares are not subject to a front-end sales load. The offering price for Class P shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.

One-Time Fee – Contingent Deferred Sales Charge (CDSC)
If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. For Class B shares issued in connection with the WM Reorganization, the CDSC is based on the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.
If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.
Class A Shares
Class A shares purchased in amounts that are of sufficient size to qualify for a 0.00% sales charge, as disclosed in the “Class A Sales Charges” table, are generally subject to a CDSC of 1.00% (0.25% for the LargeCap S&P 500 Index Fund) if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission. The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases.
There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. Class A shares of the Money Market Fund that are obtained through an exchange of another Fund's shares are generally subject to a CDSC of 1.00% on certain redemptions made within 12 months following purchases of Fund shares that are of sufficient size to qualify for a 0.00% sales charge as disclosed in the “Class A Sales Charges” table.
The CDSC generally applicable to redemptions of Class A shares made within 12 months after purchase will not be imposed on redemptions of shares purchased through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, where no sales charge payments were advanced for purchases made through these entities.
Class B Shares
A CDSC of up to 5.00% may apply depending on the Fund and time in the investment. Shares purchased through reinvestment of dividends and capital gain distributions are not subject to a CDSC. There is no CDSC on redemptions of Class B shares held for 5 full years or longer.
Each new and subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.

Year of Redemption After Purchase	Contingent Deferred Sales Charge(1)
First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth and following	0.00%

(1)	Shares purchased on or before January 12, 2007 may be subject to different CDSC schedules as described in the SAI.
Class C Shares
Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase.

Within 60 calendar days after the sale of Class C shares, you may reinvest any amount of the sale proceeds in Class C shares and those shares purchased will not be subject to the 12 month CDSC. The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.
Contingent Deferred Sales Charge (CDSC) Waiver for Classes A, B, and C Shares
You may quality for a CDSC waiver. To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver. It may be necessary for you to provide information and records, such as account statements. If you or your Financial Professional do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.
The CDSC is waived on shares which are sold:

•	within 90 days after an account is re-registered due to a shareholder’s death;

•	due to the shareholder’s disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;

•	from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;

•	to pay surrender charges;

•	to pay retirement plan fees;

•	involuntarily from small balance accounts;

•	from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k), or 415 of the Internal Revenue Code; or

•	from retirement plans to satisfy excess contribution rules under the Internal Revenue Code.
The CDSC is also waived on redemptions of Class B shares from Predecessor Fund accounts opened prior to April 1, 2002 made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2. This CDSC waiver does not apply to a transfer of assets.
Class P Shares
Class P shares are not subject to a CDSC.
Ongoing Fees
The ongoing fees are the operating expenses of a Fund, which are described in the “Annual Fund Operating Expenses” table included in the Summary for each Fund. The ongoing operating expenses include fees paid to a Fund’s manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own. Because they are ongoing, they increase the cost of investing in the Funds.
Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.
Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

•	Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.

•
Distribution Fee—Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for its Class A (except the Money Market Fund), Class B, and Class C shares. Under the plan, Class A, Class B, and Class C shares of each Fund pay a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution and other expenses for sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

•
Other Expenses - A portion of expenses that are allocated to all classes of the Fund. An example includes a Transfer Agent Fee (Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class A, Class B, Class C, and Class P shares of the Fund. These services are currently provided at cost). Class A, Class B, Class C, and Class P shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class A, Class B, Class C, and Class P shareholders, the cost of shareholder meetings held solely for Class A, Class B, Class C, and Class P shares, and other operating expenses of the Fund.

•	Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.
DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION
Distribution and/or Service (12b-1) Fees
Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.
Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class A, Class B and Class C shares of Principal Funds. Under the 12b-1 Plans, except as noted below, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.
The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fees
Class A(1)	0.25% (0.15% for LargeCap S&P 500 Index and Short-Term Income Funds)
Class B	1.00%
Class C	1.00%
(1) Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.
Generally, to receive 12b-1 fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class B and C shares, generally these fees are not paid until such shares have been held for twelve months.
The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such sales or distribution related expenses include compensation to salespeople, including ongoing commissions payments, and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.
Payments under the 12b-1 plans will not automatically terminate for funds that are closed to new investors or to additional purchases by existing shareholders. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans if the Board directs the closure of a fund.

Commissions, Finder’s Fees, and Ongoing Payments
In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a commission of up to 1.00% on purchases of $1,000,000 or more (or $500,000 or more depending on the Fund purchased), excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See “Choosing a Share Class” for more details.
In the case of Class A shares, in lieu of commissions, the Distributor may pay intermediaries a finder’s fee on initial investment by qualified retirement plans in omnibus accounts which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial investment that the transaction is eligible for the payment of a finder’s fee. The finder’s fee on such initial investments may be up to 1.00% on initial investments between $500,000 and $4,999,999, 0.50% on initial investments between $5 million and $49,999,999, 0.25% on initial investments of $50 million or more. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The intermediary shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finder’s fee to the Distributor to the extent shares are redeemed within 12 months of the initial investment or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.
Additionally, as noted above under “Distribution and/or Service (12b-1) Fees,” the Distributor generally makes ongoing 12b-1 fee payments to your intermediary at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.
In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary equal to 4.00% of your investment. Additionally, as noted above under “Distribution and/or Service (12b-1) Fees,” the Distributor generally makes ongoing 12b-1 fee payments to your intermediary at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.
In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary equal to 1.00% of your investment. Additionally, as noted above under “Distribution and/or Service (12b-1) Fees,” the Distributor generally makes ongoing 12b-1 fee payments to your intermediary at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.
See "Choosing a Share Class and The Costs of Investing" for more details.
Additional Payments to Intermediaries
Shares of the Fund are sold primarily through intermediaries, such as brokers, dealers, investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators and insurance companies.
In addition to payments pursuant to 12b-1 plans, sales charges, commissions and finder’s fees, Principal or its affiliates enter into agreements with some intermediaries pursuant to which the intermediaries receive payments for providing services relating to Fund shares. Examples of such services are administrative, networking, recordkeeping, sub-transfer agency and shareholder services. In some situations, the Fund will reimburse Principal or its affiliates for making such payments; in others the Fund may make such additional payments directly to intermediaries.
In addition, Principal or its affiliates may pay, without reimbursement from the Fund, compensation from their own resources to certain intermediaries that support the distribution of shares of the Fund or provide services to Fund shareholders.
Such additional payments may vary, but generally do not exceed: (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average net asset value of Fund shares held by clients of such intermediary. The amounts paid to intermediaries vary by share class and by Fund.
The Distributor and its affiliates may pay a bonus or other consideration or incentive to intermediaries if an employee covered under an employer sponsored benefit program purchases a product from an affiliate of Distributor with the assistance of a registered representative of an affiliate of Distributor, if the intermediary sold the funding vehicle the employer sponsored benefit program utilizes or if the intermediary subsequently became the broker of record with regard to the employer sponsored benefit program.

The intermediary may pay to its Financial Professionals some or all of the amounts the Distributor and its affiliates pay to the intermediary.
Additionally, in some cases the Distributor and its affiliates will provide payments or reimbursements in connection with the costs of conferences, educational seminars, training and marketing efforts related to the Funds. Such activities may be sponsored by intermediaries or the Distributor. The costs associated with such activities may include travel, lodging, entertainment, and meals. In some cases the Distributor will also provide payment or reimbursement for expenses associated with transactions ("ticket") charges and general marketing expenses.
For more information, see the Statement of Additional Information (SAI).
The payments described in this prospectus may create a conflict of interest by influencing your Financial Professional or your intermediary to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your Financial Professional or visit your intermediary's website for more information about the total amounts paid to them by Principal and its affiliates, and by sponsors of other mutual funds your Financial Professional may recommend to you.
Your intermediary may charge you additional fees other than those disclosed in this prospectus. Ask your Financial Professional about any fees and commissions they charge.
FUND ACCOUNT INFORMATION
Statements
You will receive quarterly statements for the Funds you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.
Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation shortly thereafter. It summarizes all the key information – what you bought or sold, the amount of the transaction, and other important information.
Certain purchases and sales are only included on your quarterly statement. These include accounts:

•	when the only activity during the quarter are:

•	purchases of shares from reinvested dividends and/or capital gains,

•	purchases under an Automatic Investment Plan,

•	sales under a systematic withdrawal plan,

•	purchases or sales under an automatic exchange election, or

•	conversions of Class B shares into Class A shares;

•	used to fund certain individual retirement or individual pension plans; or

•	established under a payroll deduction plan.
If you need information about your account(s) at other times, you may call us or access your account on the internet.
Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

•	if you sell more than $100,000 (in the aggregate) (or 500,000 (in the aggregate) for Class P shares) from the Funds;

•
if a sales proceeds check is payable to a party other than the account shareholder(s), Principal Life, Principal Bank, a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund or Princor Financial Services Corporation payable through Pershing;

•	to change ownership of an account;

•	to add telephone transaction services and/or wire or ACH redemption privileges to an existing account if there is not a common owner between the bank account and mutual fund account;

•	to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;

•
wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;

•	to exchange or transfer among accounts with different ownership; or

•	to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.
Reservation of Rights
PFI reserves the right to amend or terminate the special plans described in this prospectus. Such plans include, for example, automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers. Shareholders will be notified of any such action to the extent required by law.
For Classes A, B, and C – Minimum Account Balance
Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.
Householding
To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each prospectus, annual and semi-annual reports will be mailed. In addition, your account information may be included with other householded accounts on the same quarterly and annual statements. The consolidation of these mailings, called householding, benefits PFI and our shareholders through reduced printing and mailing expenses. If you prefer to receive multiple copies of these materials, you may write or call PFI. Householding will be stopped within thirty (30) days after we receive your request.
Multiple Translations
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.
Financial Statements
Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.
FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects returns for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2012, which is available upon request, and incorporated by reference into the SAI.
To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
BOND & MORTGAGE SECURITIES FUND
Class A shares
2012	$10.63	$0.29	$0.49	$0.78	$(0.32)	$–	$(0.32)	$11.09	$7.49
2011	10.57	0.37	0.08	0.45	(0.38)	(0.01)	(0.39)	10.63	4.33
2010	9.69	0.41	0.81	1.22	(0.34)	–	(0.34)	10.57	12.83
2009	8.52	0.44	1.11	1.55	(0.38)	–	(0.38)	9.69	18.80
2008	10.50	0.50	(2.00)	(1.50)	(0.48)	–	(0.48)	8.52	(14.83)
Class B shares
2012	10.65	0.22	0.50	0.72	(0.25)	–	(0.25)	11.12	6.87
2011	10.60	0.30	0.07	0.37	(0.31)	(0.01)	(0.32)	10.65	3.54
2010	9.70	0.35	0.82	1.17	(0.27)	–	(0.27)	10.60	12.29
2009	8.52	0.39	1.11	1.50	(0.32)	–	(0.32)	9.70	18.15
2008	10.50	0.43	(2.00)	(1.57)	(0.41)	–	(0.41)	8.52	(15.41)
Class C shares
2012	10.63	0.20	0.50	0.70	(0.24)	–	(0.24)	11.09	6.63
2011	10.57	0.28	0.08	0.36	(0.29)	(0.01)	(0.30)	10.63	3.49
2010	9.69	0.33	0.81	1.14	(0.26)	–	(0.26)	10.57	11.93
2009	8.51	0.37	1.11	1.48	(0.30)	–	(0.30)	9.69	17.99
2008	10.50	0.41	(2.00)	(1.59)	(0.40)	–	(0.40)	8.51	(15.62)
CALIFORNIA MUNICIPAL FUND
Class A shares
2012	9.71	0.43	0.73	1.16	(0.42)	–	(0.42)	10.45	12.18
2011	10.00	0.46	(0.28)	0.18	(0.47)	–	(0.47)	9.71	2.03
2010	9.57	0.48	0.42	0.90	(0.47)	–	(0.47)	10.00	9.59
2009	8.79	0.47	0.77	1.24	(0.46)	–	(0.46)	9.57	14.66
2008	10.74	0.47	(1.95)	(1.48)	(0.47)	–	(0.47)	8.79	(14.26)
Class B shares
2012	9.71	0.33	0.73	1.06	(0.32)	–	(0.32)	10.45	11.01
2011	10.00	0.37	(0.29)	0.08	(0.37)	–	(0.37)	9.71	1.00
2010	9.57	0.40	0.41	0.81	(0.38)	–	(0.38)	10.00	8.66
2009	8.79	0.40	0.77	1.17	(0.39)	–	(0.39)	9.57	13.76
2008	10.74	0.40	(1.96)	(1.56)	(0.39)	–	(0.39)	8.79	(14.93)
Class C shares
2012	9.73	0.34	0.73	1.07	(0.33)	–	(0.33)	10.47	11.12
2011	10.01	0.37	(0.27)	0.10	(0.38)	–	(0.38)	9.73	1.15
2010	9.58	0.39	0.42	0.81	(0.38)	–	(0.38)	10.01	8.59
2009	8.79	0.38	0.78	1.16	(0.37)	–	(0.37)	9.58	13.62
2008	10.74	0.38	(1.95)	(1.57)	(0.38)	–	(0.38)	8.79	(15.01)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$127,605	0.94%(c)	– %	– %	2.65%	218.6%
130,506	0.94 (c)	–	–	3.50	265.5
134,686	0.94 (c)	–	–	4.12	357.4
126,500	0.94 (c)	–	–	5.10	365.1
116,109	0.94 (c)	–	–	5.01	302.6

3,741	1.60 (c)	–	–	2.04	218.6
6,636	1.60 (c)	–	–	2.86	265.5
10,488	1.60 (c)	–	–	3.47	357.4
12,952	1.60 (c)	–	–	4.47	365.1
14,841	1.60 (c)	–	–	4.35	302.6

8,861	1.75 (c)	–	–	1.82	218.6
7,106	1.75 (c)	–	–	2.68	265.5
5,976	1.75 (c)	–	–	3.30	357.4
3,944	1.75 (c)	–	–	4.22	365.1
2,263	1.75 (c)	–	–	4.20	302.6

212,099	0.81	0.77 (d)	–	4.26	21.9
202,248	0.86	0.81 (d)	–	4.91	45.4
255,698	0.88	0.81 (d)	0.88 (e)	4.90	32.0
266,967	0.91	0.83 (d)	0.91 (e)	5.29	57.3
250,177	1.07	0.83 (d)	1.08 (e)	4.67	41.7

1,718	1.86	1.82 (d)	2.40 (f)	3.23	21.9
2,673	1.90	1.85 (d)	1.94 (f)	3.97	45.4
13,589	1.74	1.67 (d)	1.74 (e)	4.08	32.0
39,715	1.70	1.63 (d)	1.70 (e)	4.54	57.3
61,118	1.85	1.61 (d)	1.85 (e)	3.88	41.7

10,486	1.74	1.70 (d)	–	3.33	21.9
9,786	1.82	1.77 (d)	–	3.95	45.4
13,572	1.79	1.72 (d)	1.79 (e)	3.98	32.0
12,335	1.88	1.81 (d)	1.88 (e)	4.28	57.3
8,010	1.95	1.71 (d)	2.07 (e)	3.81	41.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(e)	Excludes expense reimbursement from Manager and/or custodian.
(f)	Excludes expense reimbursement from Manager.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2012	$9.41	$0.16	$0.41	$0.57	$(0.10)	$–	$(0.10)	$9.88	6.13%
2011	9.80	0.15	(0.45)	(0.30)	(0.09)	–	(0.09)	9.41	(3.17)
2010	8.67	0.07	1.17	1.24	(0.11)	–	(0.11)	9.80	14.37
2009	7.43	0.09	1.30	1.39	(0.15)	–	(0.15)	8.67	19.13
2008	17.33	0.16	(7.97)	(7.81)	(0.12)	(1.97)	(2.09)	7.43	(50.60)
Class B shares
2012	9.36	0.06	0.42	0.48	–	–	–	9.84	5.13
2011	9.78	0.03	(0.45)	(0.42)	–	–	–	9.36	(4.29)
2010	8.66	(0.03)	1.15	1.12	–	–	–	9.78	12.98
2009	7.37	0.01	1.30	1.31	(0.02)	–	(0.02)	8.66	17.84
2008	17.21	0.05	(7.92)	(7.87)	–	(1.97)	(1.97)	7.37	(51.01)
Class C shares
2012	9.38	0.10	0.41	0.51	(0.03)	–	(0.03)	9.86	5.47
2011	9.78	0.08	(0.45)	(0.37)	(0.03)	–	(0.03)	9.38	(3.78)
2010	8.67	0.03	1.15	1.18	(0.07)	–	(0.07)	9.78	13.61
2009	7.39	0.06	1.29	1.35	(0.07)	–	(0.07)	8.67	18.50
2008	17.22	0.09	(7.95)	(7.86)	–	(1.97)	(1.97)	7.39	(50.91)
Class P shares
2012	9.38	0.20	0.41	0.61	(0.14)	–	(0.14)	9.85	6.67
2011	9.80	0.14	(0.42)	(0.28)	(0.14)	–	(0.14)	9.38	(2.93)
2010(e)	9.35	0.01	0.44	0.45	–	–	–	9.80	4.81 (f)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$235,602	1.49%	1.67%	74.2%
247,806	1.44	1.48	75.7 (c)
273,385	1.53	0.84	105.9
273,110	1.58	1.26	115.6
257,621	1.39 (d)	1.30	101.5

6,827	2.47 (d)	0.66	74.2
11,444	2.56 (d)	0.34	75.7 (c)
18,477	2.68	(0.32)	105.9
23,810	2.69	0.17	115.6
27,621	2.34 (d)	0.41	101.5

9,787	2.08 (d)	1.08	74.2
10,546	2.08 (d)	0.83	75.7 (c)
11,618	2.08 (d)	0.29	105.9
11,339	2.08 (d)	0.76	115.6
11,322	2.08 (d)	0.73	101.5

862	1.06 (d)	2.15	74.2
713	1.07 (d)	1.49	75.7 (c)
10	1.08 (d),(g)	0.84 (g)	105.9 (g)

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Portfolio turnover rate excludes approximately $86,522,000 from portfolio realignment from the acquisition of International Growth Fund.
(d) Reflects Manager's contractual expense limit.
(e) Period from September 27, 2010, date shares first offered, through October 31, 2010.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
EQUITY INCOME FUND
Class A shares
2012	$17.57	$0.50	$1.87	$2.37	$(0.47)	$–	$(0.47)	$19.47	13.64%
2011	16.91	0.49	0.63	1.12	(0.46)	–	(0.46)	17.57	6.69
2010	14.38	0.43	2.48	2.91	(0.38)	–	(0.38)	16.91	20.49
2009	13.81	0.39	0.59	0.98	(0.41)	–	(0.41)	14.38	7.45
2008	23.81	0.39	(7.96)	(7.57)	(0.39)	(2.04)	(2.43)	13.81	(35.04)
Class B shares
2012	17.42	0.33	1.85	2.18	(0.30)	–	(0.30)	19.30	12.58
2011	16.76	0.34	0.62	0.96	(0.30)	–	(0.30)	17.42	5.76
2010	14.25	0.28	2.46	2.74	(0.23)	–	(0.23)	16.76	19.33
2009	13.68	0.27	0.58	0.85	(0.28)	–	(0.28)	14.25	6.48
2008	23.62	0.23	(7.89)	(7.66)	(0.24)	(2.04)	(2.28)	13.68	(35.61)
Class C shares
2012	17.22	0.35	1.84	2.19	(0.34)	–	(0.34)	19.07	12.83
2011	16.59	0.36	0.61	0.97	(0.34)	–	(0.34)	17.22	5.87
2010	14.11	0.31	2.43	2.74	(0.26)	–	(0.26)	16.59	19.61
2009	13.55	0.29	0.58	0.87	(0.31)	–	(0.31)	14.11	6.68
2008	23.42	0.25	(7.82)	(7.57)	(0.26)	(2.04)	(2.30)	13.55	(35.55)
Class P shares
2012	17.57	0.54	1.88	2.42	(0.52)	–	(0.52)	19.47	13.91
2011	16.93	0.51	0.66	1.17	(0.53)	–	(0.53)	17.57	6.95
2010(d)	16.45	0.05	0.54	0.59	(0.11)	–	(0.11)	16.93	3.59 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$709,464	0.96%	2.66%	23.5%
607,610	0.95	2.79	16.6
622,414	1.00	2.73	22.1
594,176	1.00	3.02	35.3
712,089	0.94	2.06	75.8

68,755	1.87 (c)	1.79	23.5
88,409	1.82 (c)	1.93	16.6
117,395	1.94	1.79	22.1
139,115	1.95	2.09	35.3
177,768	1.80	1.24	75.8

112,082	1.70	1.93	23.5
100,409	1.67	2.07	16.6
101,915	1.73	2.00	22.1
106,430	1.77	2.27	35.3
134,522	1.70	1.33	75.8

50,045	0.70 (c)	2.89	23.5
32,417	0.70 (c)	2.92	16.6
10	0.72 (c),(f)	2.97 (f)	22.1 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2012	$12.98	$0.76	$1.16	$1.92	$(0.72)	$(0.04)	$(0.76)	$14.14	15.25%
2011	13.35	0.79	(0.35)	0.44	(0.70)	(0.11)	(0.81)	12.98	3.25
2010	12.72	0.73	1.71	2.44	(0.76)	(1.05)	(1.81)	13.35	21.38
2009(d)	10.00	0.65	2.72	3.37	(0.65)	–	(0.65)	12.72	35.00 (e)
Class C shares
2012	12.93	0.66	1.15	1.81	(0.62)	(0.04)	(0.66)	14.08	14.39
2011	13.30	0.69	(0.35)	0.34	(0.60)	(0.11)	(0.71)	12.93	2.55
2010	12.68	0.63	1.71	2.34	(0.67)	(1.05)	(1.72)	13.30	20.44
2009(d)	10.00	0.57	2.71	3.28	(0.60)	–	(0.60)	12.68	33.99 (e)
Class P shares
2012	12.93	0.79	1.16	1.95	(0.75)	(0.04)	(0.79)	14.09	15.59
2011	13.31	0.83	(0.36)	0.47	(0.74)	(0.11)	(0.85)	12.93	3.51
2010(g)	13.01	0.08	0.34	0.42	(0.12)	–	(0.12)	13.31	3.21 (e)
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2012	6.72	0.10	1.16	1.26	(0.15)	–	(0.15)	7.83	19.08
2011	6.83	0.08	(0.06)	0.02	(0.09)	(0.04)	(0.13)	6.72	0.28
2010	5.66	0.10	1.35	1.45	(0.28)	–	(0.28)	6.83	26.27
2009	5.04	0.11	0.77	0.88	(0.26)	–	(0.26)	5.66	18.84
2008	10.08	0.16	(5.02)	(4.86)	(0.18)	–	(0.18)	5.04	(48.89)(h)
Class C shares
2012	6.59	0.05	1.14	1.19	(0.11)	–	(0.11)	7.67	18.27
2011	6.71	0.03	(0.06)	(0.03)	(0.05)	(0.04)	(0.09)	6.59	(0.52)
2010	5.58	0.06	1.31	1.37	(0.24)	–	(0.24)	6.71	25.19
2009	4.99	0.08	0.75	0.83	(0.24)	–	(0.24)	5.58	18.05
2008	10.07	0.10	(5.05)	(4.95)	(0.13)	–	(0.13)	4.99	(49.64)
Class P shares
2012	7.07	0.14	1.20	1.34	(0.17)	–	(0.17)	8.24	19.37
2011(i)	7.35	0.11	(0.28)	(0.17)	(0.11)	–	(0.11)	7.07	(2.25)(e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$2,019,170	1.13%(c)	5.64%	50.8%
996,753	1.16 (c)	5.94	47.6
630,204	1.16 (c)	5.76	75.5
8,591	1.25 (c),(f)	6.07 (f)	182.5 (f)

1,535,844	1.89 (c)	4.87	50.8
727,143	1.90 (c)	5.22	47.6
296,132	1.92 (c)	4.98	75.5
999	2.00 (c),(f)	5.48 (f)	182.5 (f)

1,125,168	0.90 (c)	5.84	50.8
420,384	0.83 (c)	6.38	47.6
1,001	0.99 (c),(f)	7.01 (f)	75.5 (f)

20,896	1.45 (c)	1.46	87.9
13,483	1.45 (c)	1.18	78.8
16,738	1.45 (c)	1.61	194.8
5,635	1.45 (c)	2.42	131.1
2,704	1.45 (c)	2.06	100.9

5,021	2.20 (c)	0.70	87.9
2,887	2.20 (c)	0.45	78.8
1,453	2.20 (c)	0.95	194.8
1,420	2.20 (c)	1.76	131.1
932	2.20 (c)	1.23	100.9

6,970	1.09 (c)	1.78	87.9
3,378	1.10 (c),(f)	1.80 (f)	78.8 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from December 15, 2008, date shares first offered, through October 31, 2009.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(h)
During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(i)	Period from December 29, 2010, date shares first offered, through October 31, 2011.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2012	$11.26	$0.31	$0.20	$0.51	$(0.40)	$(0.40)	$11.37	4.58%	$513,204
2011	11.28	0.37	0.02	0.39	(0.41)	(0.41)	11.26	3.60	421,315
2010	10.89	0.42	0.41	0.83	(0.44)	(0.44)	11.28	7.82	422,993
2009	10.34	0.45	0.57	1.02	(0.47)	(0.47)	10.89	10.01	290,408
2008	10.54	0.46	(0.17)	0.29	(0.49)	(0.49)	10.34	2.72	83,376
Class B shares
2012	11.25	0.22	0.19	0.41	(0.30)	(0.30)	11.36	3.71	10,728
2011	11.27	0.28	0.02	0.30	(0.32)	(0.32)	11.25	2.75	17,429
2010	10.89	0.33	0.40	0.73	(0.35)	(0.35)	11.27	6.86	36,773
2009	10.34	0.37	0.57	0.94	(0.39)	(0.39)	10.89	9.18	56,957
2008	10.53	0.39	(0.17)	0.22	(0.41)	(0.41)	10.34	2.06	39,613
Class C shares
2012	11.25	0.21	0.20	0.41	(0.30)	(0.30)	11.36	3.73	113,801
2011	11.27	0.28	0.02	0.30	(0.32)	(0.32)	11.25	2.76	81,404
2010	10.88	0.33	0.42	0.75	(0.36)	(0.36)	11.27	6.97	75,290
2009	10.32	0.37	0.58	0.95	(0.39)	(0.39)	10.88	9.32	26,914
2008	10.52	0.39	(0.18)	0.21	(0.41)	(0.41)	10.32	1.99	6,118
Class P shares
2012	11.28	0.32	0.20	0.52	(0.41)	(0.41)	11.39	4.68	17,803
2011	11.28	0.37	0.05	0.42	(0.42)	(0.42)	11.28	3.87	13,022
2010(f)	11.24	0.04	0.04	0.08	(0.04)	(0.04)	11.28	0.71 (g)	10

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0.81%	0.91%(c)	2.73%	52.8%
0.82	0.92 (c)	3.30	104.7
0.84 (d)	—	3.78	51.2
0.89 (d)	—	4.16	26.6
0.91 (e)	—	4.38	5.3

1.65 (e)	—	1.92	52.8
1.65 (e)	—	2.49	104.7
1.65 (e)	—	3.01	51.2
1.65 (e)	—	3.46	26.6
1.65 (e)	—	3.64	5.3

1.63 (e)	—	1.90	52.8
1.63 (e)	—	2.48	104.7
1.63 (e)	—	2.96	51.2
1.63 (e)	—	3.43	26.6
1.63 (e)	—	3.66	5.3

0.70 (e)	—	2.83	52.8
0.70 (e)	—	3.28	104.7
0.71 (e),(h)	— (h)	3.69 (h)	51.2 (h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager, Distributor and/or custodian.
(d)	Reflects Manager's contractual expense limit and Underwriter's contractual distribution fee limit.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
HIGH YIELD FUND
Class A shares
2012	$7.72	$0.52	$0.40	$0.92	$(0.54)	$(0.26)	$(0.80)	$7.84	12.85%
2011	8.18	0.60	(0.28)	0.32	(0.63)	(0.15)	(0.78)	7.72	4.06
2010	7.61	0.65	0.58	1.23	(0.66)	–	(0.66)	8.18	16.87
2009	6.11	0.62	1.54	2.16	(0.66)	–	(0.66)	7.61	37.46
2008	8.75	0.59	(2.39)	(1.80)	(0.60)	(0.24)	(0.84)	6.11	(22.4)
Class B shares
2012	7.76	0.46	0.40	0.86	(0.48)	(0.26)	(0.74)	7.88	11.85
2011	8.22	0.54	(0.28)	0.26	(0.57)	(0.15)	(0.72)	7.76	3.24
2010	7.65	0.59	0.58	1.17	(0.60)	–	(0.60)	8.22	15.86
2009	6.15	0.57	1.54	2.11	(0.61)	–	(0.61)	7.65	36.15
2008	8.80	0.53	(2.40)	(1.87)	(0.54)	(0.24)	(0.78)	6.15	(23.06)
Class C shares
2012	7.77	0.47	0.40	0.87	(0.48)	(0.26)	(0.74)	7.90	12.07
2011	8.23	0.55	(0.29)	0.26	(0.57)	(0.15)	(0.72)	7.77	3.29
2010	7.66	0.59	0.58	1.17	(0.60)	–	(0.60)	8.23	15.91
2009	6.14	0.57	1.56	2.13	(0.61)	–	(0.61)	7.66	36.61
2008	8.79	0.53	(2.40)	(1.87)	(0.54)	(0.24)	(0.78)	6.14	(23.06)
Class P shares
2012	7.72	0.54	0.40	0.94	(0.56)	(0.26)	(0.82)	7.84	13.08
2011	8.15	0.61	(0.24)	0.37	(0.65)	(0.15)	(0.80)	7.72	4.74
2010(d)	8.00	0.06	0.15	0.21	(0.06)	–	(0.06)	8.15	2.67 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,829,010	0.91%	6.84%	82.6%
1,663,615	0.92	7.57	82.8
2,001,283	0.94	8.25	77.8
1,543,091	0.95	9.18	57.0
770,504	0.92	7.48	28.8

42,195	1.75 (c)	6.01	82.6
52,785	1.70 (c)	6.79	82.8
72,591	1.74	7.48	77.8
75,011	1.75	8.44	57.0
49,432	1.71	6.64	28.8

596,620	1.65	6.10	82.6
518,144	1.63	6.84	82.8
490,173	1.67	7.52	77.8
336,498	1.68	8.34	57.0
121,038	1.70	6.69	28.8

583,929	0.71 (c)	7.04	82.6
449,834	0.61 (c)	7.78	82.8
273	0.73 (c),(f)	8.11 (f)	77.8 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period
INCOME FUND
Class A shares
2012	$9.55	$0.41	$0.45	$0.86	$(0.43)	$–	$(0.43)	$–	$9.98
2011	9.65	0.45	(0.07)	0.38	(0.48)	–	(0.48)	–	9.55
2010	9.26	0.50	0.41	0.91	(0.52)	–	(0.52)	–	9.65
2009	7.83	0.52	1.44	1.96	(0.53)	–	(0.53)	–	9.26
2008	8.99	0.47	(1.14)	(0.67)	(0.49)	–	(0.49)	–	7.83
Class B shares
2012	9.59	0.32	0.44	0.76	(0.34)	–	(0.34)	–	10.01
2011	9.69	0.37	(0.07)	0.30	(0.40)	–	(0.40)	–	9.59
2010	9.29	0.42	0.42	0.84	(0.44)	–	(0.44)	–	9.69
2009	7.85	0.46	1.44	1.90	(0.46)	–	(0.46)	–	9.29
2008	9.02	0.41	(1.16)	(0.75)	(0.42)	–	(0.42)	–	7.85
Class C shares
2012	9.60	0.33	0.45	0.78	(0.35)	–	(0.35)	–	10.03
2011	9.70	0.38	(0.07)	0.31	(0.41)	–	(0.41)	–	9.60
2010	9.30	0.42	0.43	0.85	(0.45)	–	(0.45)	–	9.70
2009	7.85	0.46	1.45	1.91	(0.46)	–	(0.46)	–	9.30
2008	9.02	0.41	(1.16)	(0.75)	(0.42)	–	(0.42)	–	7.85
Class P shares
2012	9.57	0.43	0.45	0.88	(0.45)	–	(0.45)	–	10.00
2011	9.67	0.46	(0.06)	0.40	(0.50)	–	(0.50)	–	9.57
2010(d)	9.66	0.05	0.01	0.06	(0.05)	–	(0.05)	–	9.67
INFLATION PROTECTION FUND
Class A shares
2012	8.70	0.04	0.59	0.63	(0.01)	–	(0.01)	–	9.32
2011	8.29	0.25	0.38	0.63	(0.22)	–	(0.22)	–	8.70
2010	7.62	0.12	0.68	0.80	(0.13)	–	(0.13)	–	8.29
2009	7.15	0.12	0.36	0.48	(0.01)	–	(0.01)	–	7.62
2008	9.53	0.49	(2.04)	(1.55)	(0.72)	(0.12)	(0.84)	0.01	7.15
Class C shares
2012	8.61	(0.02)	0.57	0.55	–	–	–	–	9.16
2011	8.23	0.17	0.38	0.55	(0.17)	–	(0.17)	–	8.61
2010	7.58	0.06	0.68	0.74	(0.09)	–	(0.09)	–	8.23
2009	7.17	–	0.42	0.42	(0.01)	–	(0.01)	–	7.58
2008	9.56	0.43	(2.05)	(1.62)	(0.67)	(0.10)	(0.77)	–	7.17

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

9.23%	$338,977	0.90%	4.20%	14.1%
4.12	268,621	0.90	4.75	16.9
10.14	268,103	0.91 (c)	5.28	13.1
25.80	180,680	0.90 (c)	6.09	30.6
(7.90)	122,603	0.90 (c)	5.32	15.5

8.09	14,939	1.82 (c)	3.30	14.1
3.21	19,433	1.78 (c)	3.91	16.9
9.32	39,778	1.72 (c)	4.51	13.1
24.95	53,887	1.64 (c)	5.39	30.6
(8.67)	51,278	1.64 (c)	4.57	15.5

8.33	86,409	1.68	3.41	14.1
3.30	63,548	1.68	3.98	16.9
9.35	59,080	1.69 (c)	4.50	13.1
25.07	36,367	1.65 (c)	5.30	30.6
(8.68)	15,103	1.65 (c)	4.59	15.5

9.42	15,196	0.70 (c)	4.37	14.1
4.31	9,474	0.70 (c)	4.83	16.9
0.60 (e)	30	0.71 (c),(f)	5.07 (f)	13.1 (f)

7.24	29,440	0.90 (c)	0.41	152.9
7.74	30,170	0.90 (c)	3.00	131.9
10.58	16,234	0.90 (c)	1.55	85.3
6.71	11,568	0.90 (c)	1.60	109.5
(17.81)	6,167	0.90 (c)	5.54	32.3

6.43	9,304	1.65 (c)	(0.21)	152.9
6.85	5,840	1.65 (c)	2.13	131.9
9.76	3,195	1.65 (c)	0.79	85.3
5.81	1,488	1.65 (c)	—	109.5
(18.45)	1,808	1.65 (c)	4.89	32.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2012	$23.76	$0.20	$0.74	$0.94	$(0.18)	$–	$(0.18)	$24.52
2011	25.69	0.25	(2.16)	(1.91)	(0.02)	–	(0.02)	23.76
2010	20.73	0.08	4.93	5.01	(0.05)	–	(0.05)	25.69
2009	13.76	0.11	6.90	7.01	(0.04)	–	(0.04)	20.73
2008	39.50	0.21	(20.16)	(19.95)	(0.10)	(5.69)	(5.79)	13.76
Class B shares
2012	22.52	(0.04)	0.74	0.70	–	–	–	23.22
2011	24.60	(0.03)	(2.05)	(2.08)	–	–	–	22.52
2010	20.01	(0.17)	4.76	4.59	–	–	–	24.60
2009	13.39	(0.05)	6.67	6.62	–	–	–	20.01
2008	38.83	(0.04)	(19.71)	(19.75)	–	(5.69)	(5.69)	13.39
Class C shares
2012	22.98	(0.02)	0.73	0.71	–	–	–	23.69
2011	25.06	0.02	(2.10)	(2.08)	–	–	–	22.98
2010	20.36	(0.13)	4.83	4.70	–	–	–	25.06
2009	13.58	(0.01)	6.79	6.78	–	–	–	20.36
2008	39.30	(0.03)	(20.00)	(20.03)	–	(5.69)	(5.69)	13.58
Class P shares
2012	23.65	0.32	0.71	1.03	(0.31)	–	(0.31)	24.37
2011	25.60	0.48	(2.28)	(1.80)	(0.15)	–	(0.15)	23.65
2010(d)	24.41	–	1.19	1.19	–	–	–	25.60

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4.05%	$109,294	1.84%	0.83%	104.8%
(7.45)	113,266	1.77	0.98	88.4
24.22	137,244	1.85	0.33	102.1
51.11	111,976	2.00	0.71	133.4
(58.51)	85,229	1.81	0.78	127.6

3.11	7,108	2.78 (c)	(0.18)	104.8
(8.46)	10,392	2.82 (c)	(0.14)	88.4
22.94	16,040	2.90	(0.76)	102.1
49.44	17,515	3.08	(0.34)	133.4
(58.91)	12,272	2.72	(0.17)	127.6

3.09	12,148	2.77 (c)	(0.07)	104.8
(8.30)	12,140	2.67 (c)	0.09	88.4
23.08	13,166	2.79 (c)	(0.59)	102.1
49.93	10,583	2.80 (c)	(0.08)	133.4
(58.91)	6,248	2.79 (c)	(0.12)	127.6

4.51	2,310	1.38 (c)	1.36	104.8
(7.09)	1,919	1.38 (c)	1.94	88.4
4.88 (e)	10	1.38 (c),(f)	0.01 (f)	102.1 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
LARGECAP GROWTH FUND
Class A shares
2012	$7.87	$(0.01)	$0.82	$0.81	$–	$–	$–	$–	$8.68	10.29%
2011	7.54	(0.03)	0.36	0.33	–	–	–	–	7.87	4.38
2010	6.26	(0.04)	1.32	1.28	–	–	–	–	7.54	20.45
2009	6.09	(0.03)	0.20	0.17	–	–	–	–	6.26	2.79
2008	9.96	–	(3.70)	(3.70)	–	(0.15)	(0.02)	(0.17)	6.09	(37.78)
Class B shares
2012	7.42	(0.09)	0.77	0.68	–	–	–	–	8.10	9.16
2011	7.18	(0.10)	0.34	0.24	–	–	–	–	7.42	3.34
2010	6.03	(0.11)	1.26	1.15	–	–	–	–	7.18	19.07
2009	5.91	(0.07)	0.19	0.12	–	–	–	–	6.03	2.03
2008	9.76	(0.08)	(3.60)	(3.68)	–	(0.15)	(0.02)	(0.17)	5.91	(38.36)
Class C shares
2012	7.58	(0.08)	0.80	0.72	–	–	–	–	8.30	9.50
2011	7.33	(0.09)	0.34	0.25	–	–	–	–	7.58	3.41
2010	6.13	(0.09)	1.29	1.20	–	–	–	–	7.33	19.58
2009	6.00	(0.07)	0.20	0.13	–	–	–	–	6.13	2.17
2008	9.90	(0.07)	(3.66)	(3.73)	–	(0.15)	(0.02)	(0.17)	6.00	(38.32)
Class P shares
2012	8.06	0.03	0.83	0.86	(0.02)	–	–	(0.02)	8.90	10.72
2011	7.69	–	0.37	0.37	–	–	–	–	8.06	4.81
2010(d)	7.32	–	0.37	0.37	–	–	–	–	7.69	5.05 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$294,477	1.27%	(0.12)%	64.3%
294,825	1.22	(0.34)	64.8
323,663	1.35	(0.65)	65.5
287,902	1.38 (c)	(0.46)	86.5
321,555	1.21 (c)	(0.02)	88.8

8,495	2.25 (c)	(1.09)	64.3
12,220	2.26 (c)	(1.39)	64.8
18,486	2.42	(1.73)	65.5
22,560	2.30 (c)	(1.34)	86.5
31,802	2.13 (c)	(0.91)	88.8

10,657	2.09	(0.94)	64.3
10,769	2.03	(1.15)	64.8
11,368	2.08	(1.38)	65.5
9,067	2.13 (c)	(1.21)	86.5
9,311	2.02 (c)	(0.89)	88.8

1,482	0.83 (c)	0.32	64.3
1,144	0.84 (c)	0.06	64.8
11	0.84 (c),(f)	0.07 (f)	65.5 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
LARGECAP S&P 500 INDEX FUND
Class A shares
2012	$8.88	$0.14	$1.12	$1.26	$(0.13)	$–	$(0.13)	$10.01	14.41%
2011	8.35	0.12	0.50	0.62	(0.09)	–	(0.09)	8.88	7.46
2010	7.31	0.11	1.03	1.14	(0.10)	–	(0.10)	8.35	15.72
2009	6.85	0.11	0.48	0.59	(0.13)	–	(0.13)	7.31	9.03
2008	11.06	0.15	(4.10)	(3.95)	(0.14)	(0.12)	(0.26)	6.85	(36.55)
Class C shares
2012	8.78	0.08	1.11	1.19	(0.08)	–	(0.08)	9.89	13.71
2011	8.26	0.06	0.50	0.56	(0.04)	–	(0.04)	8.78	6.74
2010	7.25	0.06	1.03	1.09	(0.08)	–	(0.08)	8.26	15.06
2009	6.81	0.08	0.46	0.54	(0.10)	–	(0.10)	7.25	8.11
2008	10.99	0.08	(4.07)	(3.99)	(0.07)	(0.12)	(0.19)	6.81	(36.92)
LARGECAP VALUE FUND
Class A shares
2012	9.31	0.14	1.52	1.66	(0.08)	–	(0.08)	10.89	18.05
2011	8.80	0.09	0.50	0.59	(0.08)	–	(0.08)	9.31	6.65
2010	7.84	0.09	0.99	1.08	(0.12)	–	(0.12)	8.80	13.81
2009	7.93	0.14	(0.07)	0.07	(0.16)	–	(0.16)	7.84	1.01
2008	13.53	0.19	(4.59)	(4.40)	(0.16)	(1.04)	(1.20)	7.93	(35.48)
Class B shares
2012	9.23	0.04	1.52	1.56	–	–	–	10.79	16.90
2011	8.76	(0.02)	0.49	0.47	–	–	–	9.23	5.37
2010	7.80	(0.02)	0.98	0.96	–	–	–	8.76	12.35
2009	7.87	0.04	(0.07)	(0.03)	(0.04)	–	(0.04)	7.80	(0.37)
2008	13.42	0.09	(4.57)	(4.48)	(0.03)	(1.04)	(1.07)	7.87	(36.08)
Class C shares
2012	9.18	0.07	1.51	1.58	(0.02)	–	(0.02)	10.74	17.25
2011	8.70	0.02	0.49	0.51	(0.03)	–	(0.03)	9.18	5.81
2010	7.76	0.03	0.99	1.02	(0.08)	–	(0.08)	8.70	13.14
2009	7.89	0.09	(0.08)	0.01	(0.14)	–	(0.14)	7.76	0.28
2008	13.44	0.11	(4.55)	(4.44)	(0.07)	(1.04)	(1.11)	7.89	(35.81)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$164,163	0.65%(c)	1.49%	3.5%
154,105	0.62 (c)	1.37	4.3
154,529	0.70	1.35	8.0
55,393	0.79	1.69	7.6
53,542	0.65	1.57	8.2

9,111	1.30 (c)	0.84	3.5
7,082	1.30 (c)	0.68	4.3
5,898	1.30 (c)	0.75	8.0
3,898	1.30 (c)	1.20	7.6
2,428	1.30 (c)	0.92	8.2

167,425	0.99	1.39	117.4
155,664	0.97	0.92	130.9
159,592	1.03	1.05	192.9
152,407	1.11	1.91	170.2
171,897	0.97	1.78	132.1

2,403	2.00 (c)	0.37	117.4
3,916	2.14 (c)	(0.25)	130.9
6,025	2.38	(0.28)	192.9
7,575	2.42	0.62	170.2
9,598	1.96	0.80	132.1

2,130	1.70 (c)	0.68	117.4
1,858	1.70 (c)	0.19	130.9
1,581	1.70 (c)	0.36	192.9
1,300	1.70 (c)	1.31	170.2
1,130	1.70 (c)	1.02	132.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
MIDCAP FUND
Class A shares
2012	$14.05	$0.05	$2.20	$2.25	$(0.03)	$(0.81)	$(0.84)	$15.46	17.19%
2011	13.03	0.01	1.64	1.65	(0.14)	(0.49)	(0.63)	14.05	13.03
2010	10.45	0.09	2.53	2.62	(0.04)	–	(0.04)	13.03	25.12
2009	9.54	–	1.43	1.43	–	(0.52)	(0.52)	10.45	16.52
2008	15.97	(0.01)	(4.94)	(4.95)	–	(1.48)	(1.48)	9.54	(33.98)
Class B shares
2012	13.68	(0.09)	2.13	2.04	–	(0.81)	(0.81)	14.91	16.06
2011	12.69	(0.11)	1.59	1.48	–	(0.49)	(0.49)	13.68	11.95
2010	10.24	(0.03)	2.48	2.45	–	–	–	12.69	23.93
2009	9.46	(0.09)	1.39	1.30	–	(0.52)	(0.52)	10.24	15.21
2008	15.92	(0.06)	(4.92)	(4.98)	–	(1.48)	(1.48)	9.46	(34.31)
Class C shares
2012	13.54	(0.05)	2.10	2.05	–	(0.81)	(0.81)	14.78	16.31
2011	12.62	(0.10)	1.59	1.49	(0.08)	(0.49)	(0.57)	13.54	12.13
2010	10.18	–	2.46	2.46	(0.02)	–	(0.02)	12.62	24.22
2009	9.38	(0.07)	1.39	1.32	–	(0.52)	(0.52)	10.18	15.57
2008	15.86	(0.12)	(4.88)	(5.00)	–	(1.48)	(1.48)	9.38	(34.58)
Class P shares
2012	14.20	0.10	2.22	2.32	(0.08)	(0.81)	(0.89)	15.63	17.60
2011	13.18	0.04	1.66	1.70	(0.19)	(0.49)	(0.68)	14.20	13.32
2010(d)	12.58	0.01	0.59	0.60	–	–	–	13.18	4.77 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,121,880	1.08%(c)	0.37%	21.1%
668,066	1.08 (c)	0.11	33.2
542,687	1.14 (c)	0.80	26.7
435,797	1.23 (c)	0.02	12.9
362,130	1.06 (c)	(0.05)	26.8

19,533	2.09 (c)	(0.66)	21.1
28,212	2.05 (c)	(0.85)	33.2
37,441	2.13 (c)	(0.25)	26.7
42,993	2.27 (c)	(1.01)	12.9
35,769	1.50 (c)	(0.48)	26.8

127,165	1.82 (c)	(0.35)	21.1
37,997	1.88 (c)	(0.72)	33.2
21,342	1.95 (c)	0.04	26.7
10,048	1.95 (c)	(0.73)	12.9
3,639	1.95 (c)	(0.94)	26.8

515,469	0.79 (c)	0.68	21.1
50,375	0.80 (c)	0.29	33.2
91	0.86 (c),(f)	0.77 (f)	26.7 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
MONEY MARKET FUND
Class A shares
2012	$1.00	$–	$–	$–	$–	$–	$1.00	—%
2011	1.00	–	–	–	–	–	1.00	—
2010	1.00	–	–	–	–	–	1.00	—
2009	1.00	0.01	(0.01)	–	–	–	1.00	0.47
2008	1.00	0.03	–	0.03	(0.03)	(0.03)	1.00	3.02
Class B shares
2012	1.00	–	–	–	–	–	1.00	–
2011	1.00	–	–	–	–	–	1.00	–
2010	1.00	–	–	–	–	–	1.00	–
2009	1.00	–	–	–	–	–	1.00	0.16
2008	1.00	0.02	–	0.02	(0.02)	(0.02)	1.00	2.03
Class C shares
2012	1.00	–	–	–	–	–	1.00	–
2011	1.00	–	–	–	–	–	1.00	–
2010	1.00	–	–	–	–	–	1.00	–
2009	1.00	–	–	–	–	–	1.00	0.21
2008	1.00	0.02	–	0.02	(0.02)	(0.02)	1.00	2.08

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets

$458,037	0.29%	0.58%(c)	—%
516,229	0.28	0.54 (c)	—
505,252	0.35	0.54 (c)	—
637,007	0.55	0.58 (c)	0.51
775,670	0.50 (d)	–	3.19

12,264	0.29	1.75 (e)	—
23,065	0.29	1.61 (e)	—
36,068	0.35	1.63 (e)	—
66,726	0.89	1.62 (e)	0.17
87,353	1.50 (d)	–	1.87

17,320	0.29	1.68 (e)	—
27,556	0.28	1.50 (e)	—
20,638	0.35	1.68 (e)	—
30,747	0.83	1.63 (e)	0.23
42,966	1.44 (d)	–	1.84

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Reflects Manager's contractual expense limit.
(e)	Excludes expense reimbursement from Manager and/or Distributor.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2012	$38.14	$0.37	$3.99	$4.36	$(0.30)	$(0.48)	$(0.78)	$41.72	11.73%
2011	37.16	0.30	2.19	2.49	(0.40)	(1.11)	(1.51)	38.14	6.73
2010	32.55	0.50	4.50	5.00	(0.17)	(0.22)	(0.39)	37.16	15.46
2009	30.71	0.18	3.34	3.52	(0.16)	(1.52)	(1.68)	32.55	12.58
2008	49.35	0.23	(15.43)	(15.20)	(0.23)	(3.21)	(3.44)	30.71	(32.95)
Class B shares
2012	32.21	(0.02)	3.37	3.35	–	(0.48)	(0.48)	35.08	10.63
2011	31.55	(0.05)	1.86	1.81	(0.04)	(1.11)	(1.15)	32.21	5.73
2010	27.81	0.10	3.86	3.96	–	(0.22)	(0.22)	31.55	14.31
2009	26.58	(0.10)	2.85	2.75	–	(1.52)	(1.52)	27.81	11.42
2008	43.33	(0.14)	(13.40)	(13.54)	–	(3.21)	(3.21)	26.58	(33.59)
Class C shares
2012	32.29	0.02	3.40	3.42	(0.04)	(0.48)	(0.52)	35.19	10.83
2011	31.73	(0.03)	1.86	1.83	(0.16)	(1.11)	(1.27)	32.29	5.77
2010	27.94	0.16	3.85	4.01	–	(0.22)	(0.22)	31.73	14.42
2009	26.71	(0.11)	2.86	2.75	–	(1.52)	(1.52)	27.94	11.36
2008	43.53	(0.14)	(13.47)	(13.61)	–	(3.21)	(3.21)	26.71	(33.60)
Class P shares
2012	38.56	0.48	4.05	4.53	(0.38)	(0.48)	(0.86)	42.23	12.07
2011	37.62	0.38	2.22	2.60	(0.55)	(1.11)	(1.66)	38.56	6.95
2010(d)	35.97	0.02	1.63	1.65	–	–	–	37.62	4.59 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$591,255	0.97%	0.92%	8.2%
578,850	0.94	0.77	12.7
409,697	1.04	1.43	15.3
375,874	1.07	0.65	23.8
390,075	0.93	0.57	9.7

38,701	1.98 (c)	(0.07)	8.2
55,781	1.88 (c)	(0.15)	12.7
62,508	2.07	0.34	15.3
80,421	2.12	(0.39)	23.8
92,828	1.88	(0.41)	9.7

24,958	1.82 (c)	0.06	8.2
23,009	1.82 (c)	(0.10)	12.7
19,689	1.96	0.52	15.3
15,610	2.15	(0.46)	23.8
12,632	1.87	(0.40)	9.7

14,471	0.68 (c)	1.18	8.2
9,214	0.71 (c)	0.99	12.7
10	0.75 (c),(f)	0.59 (f)	15.3 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2012	$11.40	$0.20	$0.82	$1.02	$(0.24)	$–	$(0.24)	$12.18	9.19%
2011	11.19	0.25	0.21	0.46	(0.25)	–	(0.25)	11.40	4.13
2010	9.90	0.25	1.33	1.58	(0.29)	–	(0.29)	11.19	16.25
2009	9.24	0.25	1.02	1.27	(0.31)	(0.30)	(0.61)	9.90	15.03
2008	14.23	0.43	(4.75)	(4.32)	(0.44)	(0.23)	(0.67)	9.24	(31.75)
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2012	11.69	0.20	1.00	1.20	(0.23)	–	(0.23)	12.66	10.46
2011	11.52	0.21	0.18	0.39	(0.22)	–	(0.22)	11.69	3.39
2010	10.09	0.22	1.47	1.69	(0.26)	–	(0.26)	11.52	16.97
2009	9.35	0.23	1.12	1.35	(0.25)	(0.36)	(0.61)	10.09	15.75
2008	15.16	0.37	(5.49)	(5.12)	(0.40)	(0.29)	(0.69)	9.35	(35.25)
Class B shares
2012	11.69	0.14	0.96	1.10	(0.13)	–	(0.13)	12.66	9.51
2011	11.51	0.13	0.18	0.31	(0.13)	–	(0.13)	11.69	2.67
2010	10.08	0.15	1.47	1.62	(0.19)	–	(0.19)	11.51	16.21
2009	9.33	0.17	1.10	1.27	(0.16)	(0.36)	(0.52)	10.08	14.74
2008	15.12	0.32	(5.52)	(5.20)	(0.30)	(0.29)	(0.59)	9.33	(35.71)
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2012	11.49	0.19	0.99	1.18	(0.22)	–	(0.22)	12.45	10.50
2011	11.30	0.17	0.21	0.38	(0.19)	–	(0.19)	11.49	3.32
2010	9.80	0.19	1.53	1.72	(0.22)	–	(0.22)	11.30	17.79
2009	9.08	0.19	1.09	1.28	(0.20)	(0.36)	(0.56)	9.80	15.44
2008	15.30	0.36	(5.87)	(5.51)	(0.39)	(0.32)	(0.71)	9.08	(37.66)
Class B shares
2012	11.51	0.14	0.97	1.11	(0.12)	–	(0.12)	12.50	9.73
2011	11.32	0.10	0.19	0.29	(0.10)	–	(0.10)	11.51	2.55
2010	9.83	0.12	1.52	1.64	(0.15)	–	(0.15)	11.32	16.86
2009	9.08	0.14	1.08	1.22	(0.11)	(0.36)	(0.47)	9.83	14.57
2008	15.28	0.30	(5.90)	(5.60)	(0.28)	(0.32)	(0.60)	9.08	(38.04)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$38,144	0.41%(c),(d)	1.75%	28.7%
34,966	0.41 (c),(d)	2.18	16.4
38,183	0.41 (c),(d)	2.41	36.2
32,081	0.47 (c),(d)	2.89	28.4
27,444	0.50 (c),(d)	3.58	12.7

99,802	0.41 (c),(d)	1.67	21.9
85,340	0.41 (c),(d)	1.80	8.8
82,683	0.41 (c),(d)	2.02	32.0
67,298	0.46 (c),(d)	2.57	15.7
49,723	0.50 (c),(d)	2.93	7.1

6,003	1.16 (c),(d)	1.17	21.9
7,669	1.16 (c),(d)	1.11	8.8
8,573	1.16 (c),(d)	1.36	32.0
8,049	1.22 (c),(d)	1.97	15.7
7,264	1.25 (c),(d)	2.55	7.1

84,188	0.41 (c),(d)	1.63	20.0
69,285	0.41 (c),(d)	1.46	10.7
62,470	0.41 (c),(d)	1.83	32.1
49,349	0.46 (c),(d)	2.18	9.5
33,002	0.50 (c),(d)	2.85	6.6

5,326	1.16 (c),(d)	1.19	20.0
6,963	1.16 (c),(d)	0.84	10.7
7,929	1.16 (c),(d)	1.17	32.1
7,373	1.22 (c),(d)	1.58	9.5
6,193	1.25 (c),(d)	2.36	6.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Does not include expenses of the investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2012	$11.42	$0.17	$1.03	$1.20	$(0.20)	$–	$(0.20)	$12.42	10.73%
2011	11.23	0.15	0.20	0.35	(0.16)	–	(0.16)	11.42	3.08
2010	9.71	0.17	1.54	1.71	(0.19)	–	(0.19)	11.23	17.82
2009	8.99	0.16	1.07	1.23	(0.17)	(0.34)	(0.51)	9.71	14.98
2008	15.57	0.34	(6.22)	(5.88)	(0.39)	(0.31)	(0.70)	8.99	(39.41)
Class B shares
2012	11.33	0.12	0.99	1.11	(0.10)	–	(0.10)	12.34	9.90
2011	11.13	0.07	0.20	0.27	(0.07)	–	(0.07)	11.33	2.40
2010	9.64	0.10	1.51	1.61	(0.12)	–	(0.12)	11.13	16.86
2009	8.91	0.11	1.05	1.16	(0.09)	(0.34)	(0.43)	9.64	14.11
2008	15.42	0.25	(6.17)	(5.92)	(0.28)	(0.31)	(0.59)	8.91	(39.79)
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2012	11.09	0.16	1.03	1.19	(0.17)	–	(0.17)	12.11	10.98
2011	10.90	0.14	0.19	0.33	(0.14)	–	(0.14)	11.09	2.95
2010	9.38	0.15	1.53	1.68	(0.16)	–	(0.16)	10.90	18.10
2009	8.72	0.13	1.04	1.17	(0.15)	(0.36)	(0.51)	9.38	14.66
2008	15.36	0.33	(6.24)	(5.91)	(0.37)	(0.36)	(0.73)	8.72	(40.22)
Class B shares
2012	10.98	0.09	1.01	1.10	(0.07)	–	(0.07)	12.01	10.14
2011	10.79	0.06	0.18	0.24	(0.05)	–	(0.05)	10.98	2.17
2010	9.30	0.08	1.51	1.59	(0.10)	–	(0.10)	10.79	17.16
2009	8.63	0.09	1.01	1.10	(0.07)	(0.36)	(0.43)	9.30	13.78
2008	15.21	0.25	(6.20)	(5.95)	(0.27)	(0.36)	(0.63)	8.63	(40.67)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2012	11.00	0.21	0.67	0.88	(0.28)	–	(0.28)	11.60	8.17
2011	10.93	0.31	0.06	0.37	(0.30)	–	(0.30)	11.00	3.50
2010	9.95	0.32	1.00	1.32	(0.34)	–	(0.34)	10.93	13.67
2009	9.43	0.26	0.85	1.11	(0.46)	(0.13)	(0.59)	9.95	12.76
2008	12.95	0.52	(3.36)	(2.84)	(0.51)	(0.17)	(0.68)	9.43	(23.06)
Class B shares
2012	10.88	0.15	0.63	0.78	(0.17)	–	(0.17)	11.49	7.28
2011	10.81	0.23	0.06	0.29	(0.22)	–	(0.22)	10.88	2.73
2010	9.86	0.25	0.99	1.24	(0.29)	–	(0.29)	10.81	12.81
2009	9.32	0.20	0.85	1.05	(0.38)	(0.13)	(0.51)	9.86	12.08
2008	12.82	0.45	(3.36)	(2.91)	(0.42)	(0.17)	(0.59)	9.32	(23.73)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$54,432	0.41%(c),(d)	1.44%	12.5%
44,108	0.41 (c),(d)	1.28	12.6
38,484	0.41 (c),(d)	1.62	31.4
30,106	0.46 (c),(d)	1.85	5.8
19,918	0.50 (c),(d)	2.68	6.0

3,973	1.16 (c),(d)	1.01	12.5
5,195	1.16 (c),(d)	0.61	12.6
5,620	1.16 (c),(d)	1.00	31.4
5,463	1.22 (c),(d)	1.29	5.8
4,794	1.25 (c),(d)	1.99	6.0

31,354	0.41 (c),(d)	1.35	10.5
26,285	0.41 (c),(d)	1.18	15.5
23,723	0.41 (c),(d)	1.45	30.1
18,611	0.46 (c),(d)	1.63	15.2
11,391	0.50 (c),(d)	2.70	6.8

1,258	1.16 (c),(d)	0.81	10.5
1,491	1.16 (c),(d)	0.53	15.5
1,783	1.16 (c),(d)	0.83	30.1
1,762	1.22 (c),(d)	1.14	15.2
1,496	1.25 (c),(d)	2.05	6.8

29,464	0.41 (c),(d)	1.90	31.1
25,812	0.41 (c),(d)	2.87	19.8
25,982	0.41 (c),(d)	3.09	46.9
21,341	0.47 (c),(d)	2.85	35.9
17,473	0.50 (c),(d)	4.57	30.7

461	1.16 (c),(d)	1.39	31.1
798	1.16 (c),(d)	2.14	19.8
840	1.16 (c),(d)	2.43	46.9
730	1.22 (c),(d)	2.23	35.9
816	1.25 (c),(d)	3.95	30.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Does not include expenses of the investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
REAL ESTATE SECURITIES FUND
Class A shares
2012	$17.40	$0.19	$2.08	$2.27	$(0.13)	$–	$(0.13)	$19.54	13.07%
2011	15.83	0.05	1.65	1.70	(0.13)	–	(0.13)	17.40	10.81
2010	11.62	0.22	4.23	4.45	(0.24)	–	(0.24)	15.83	38.59
2009	11.83	0.28	(0.21)	0.07	(0.28)	–	(0.28)	11.62	1.30
2008	24.97	0.27	(7.39)	(7.12)	(0.29)	(5.73)	(6.02)	11.83	(36.02)
Class B shares
2012	17.23	0.04	2.04	2.08	–	–	–	19.31	12.07
2011	15.72	(0.09)	1.65	1.56	(0.05)	–	(0.05)	17.23	9.94
2010	11.53	0.12	4.19	4.31	(0.12)	–	(0.12)	15.72	37.56
2009	11.74	0.21	(0.22)	(0.01)	(0.20)	–	(0.20)	11.53	0.46
2008	24.83	0.13	(7.32)	(7.19)	(0.17)	(5.73)	(5.90)	11.74	(36.50)
Class C shares
2012	17.24	0.03	2.06	2.09	–	–	–	19.33	12.12
2011	15.74	(0.09)	1.64	1.55	(0.05)	–	(0.05)	17.24	9.90
2010	11.56	0.10	4.23	4.33	(0.15)	–	(0.15)	15.74	37.66
2009	11.77	0.21	(0.20)	0.01	(0.22)	–	(0.22)	11.56	0.62
2008	24.89	0.15	(7.36)	(7.21)	(0.18)	(5.73)	(5.91)	11.77	(36.48)
Class P shares
2012	17.40	0.25	2.07	2.32	(0.19)	–	(0.19)	19.53	13.38
2011	15.83	0.07	1.70	1.77	(0.20)	–	(0.20)	17.40	11.28
2010(d)	15.38	0.02	0.49	0.51	(0.06)	–	(0.06)	15.83	3.34 (e)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$157,471	1.36%(c)	0.98%	44.6%
121,955	1.37 (c)	0.28	29.3
107,672	1.39 (c)	1.53	52.2
63,894	1.28 (c)	2.88	57.3
64,787	1.28 (c)	1.62	47.2

5,862	2.20 (c)	0.19	44.6
8,942	2.20 (c)	(0.53)	29.3
11,944	2.16 (c)	0.85	52.2
11,502	2.08 (c)	2.18	57.3
14,551	2.08 (c)	0.81	47.2

21,622	2.20 (c)	0.14	44.6
17,554	2.17 (c)	(0.54)	29.3
12,850	2.15 (c)	0.70	52.2
5,172	1.98 (c)	2.15	57.3
4,382	1.98 (c)	0.93	47.2

22,975	1.03 (c)	1.31	44.6
18,080	1.03 (c)	0.44	29.3
10	1.03 (c),(f)	1.37 (f)	52.2 (f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SAM BALANCED PORTFOLIO
Class A shares
2012	$12.67	$0.26	$1.03	$1.29	$(0.26)	$–	$(0.26)	$13.70	10.27%
2011	12.45	0.28	0.22	0.50	(0.28)	–	(0.28)	12.67	4.03
2010	11.00	0.26	1.46	1.72	(0.27)	–	(0.27)	12.45	15.84
2009	10.84	0.30	1.06	1.36	(0.29)	(0.91)	(1.20)	11.00	14.51
2008	16.18	0.47	(4.53)	(4.06)	(0.51)	(0.77)	(1.28)	10.84	(27.01)
Class B shares
2012	12.65	0.16	1.00	1.16	(0.13)	–	(0.13)	13.68	9.29
2011	12.42	0.19	0.21	0.40	(0.17)	–	(0.17)	12.65	3.22
2010	10.97	0.17	1.45	1.62	(0.17)	–	(0.17)	12.42	14.88
2009	10.81	0.22	1.06	1.28	(0.21)	(0.91)	(1.12)	10.97	13.65
2008	16.14	0.37	(4.53)	(4.16)	(0.40)	(0.77)	(1.17)	10.81	(27.57)
Class C shares
2012	12.54	0.16	1.01	1.17	(0.16)	–	(0.16)	13.55	9.42
2011	12.33	0.19	0.21	0.40	(0.19)	–	(0.19)	12.54	3.22
2010	10.89	0.17	1.45	1.62	(0.18)	–	(0.18)	12.33	15.03
2009	10.75	0.22	1.05	1.27	(0.22)	(0.91)	(1.13)	10.89	13.62
2008	16.05	0.36	(4.49)	(4.13)	(0.40)	(0.77)	(1.17)	10.75	(27.52)
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2012	10.56	0.27	0.70	0.97	(0.26)	(0.05)	(0.31)	11.22	9.39
2011	10.46	0.30	0.10	0.40	(0.30)	–	(0.30)	10.56	3.81
2010	9.47	0.29	1.00	1.29	(0.30)	–	(0.30)	10.46	13.84
2009	8.84	0.32	0.99	1.31	(0.31)	(0.37)	(0.68)	9.47	16.04
2008	11.93	0.41	(2.65)	(2.24)	(0.44)	(0.41)	(0.85)	8.84	(20.00)
Class B shares
2012	10.55	0.18	0.70	0.88	(0.16)	(0.05)	(0.21)	11.22	8.48
2011	10.44	0.22	0.09	0.31	(0.20)	–	(0.20)	10.55	3.00
2010	9.45	0.22	0.98	1.20	(0.21)	–	(0.21)	10.44	12.89
2009	8.82	0.25	0.99	1.24	(0.24)	(0.37)	(0.61)	9.45	15.15
2008	11.91	0.33	(2.65)	(2.32)	(0.36)	(0.41)	(0.77)	8.82	(20.65)
Class C shares
2012	10.48	0.18	0.70	0.88	(0.18)	(0.05)	(0.23)	11.13	8.57
2011	10.38	0.22	0.10	0.32	(0.22)	–	(0.22)	10.48	3.07
2010	9.40	0.22	0.99	1.21	(0.23)	–	(0.23)	10.38	12.99
2009	8.78	0.26	0.98	1.24	(0.25)	(0.37)	(0.62)	9.40	15.21
2008	11.86	0.32	(2.63)	(2.31)	(0.36)	(0.41)	(0.77)	8.78	(20.62)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,675,088	0.71%(c)	1.94%	9.6%
1,580,189	0.70 (c)	2.19	29.6
1,627,536	0.71 (c)	2.21	13.2
1,550,550	0.74 (c)	3.01	5.1
1,685,305	0.67 (c)	3.39	34.8

173,375	1.55 (c),(d)	1.22	9.6
279,613	1.50 (c),(d)	1.46	29.6
437,393	1.51 (c)	1.46	13.2
572,722	1.53 (c)	2.28	5.1
748,701	1.43 (c)	2.71	34.8

554,609	1.45 (c)	1.21	9.6
541,446	1.43 (c)	1.46	29.6
576,580	1.45 (c)	1.47	13.2
575,405	1.48 (c)	2.28	5.1
639,449	1.41 (c)	2.65	34.8

382,440	0.70 (c)	2.45	6.8
335,253	0.70 (c)	2.79	21.4
313,168	0.70 (c)	2.94	11.4
274,740	0.74 (c)	3.71	9.2
247,297	0.68 (c)	3.83	27.7

32,590	1.56 (c),(d)	1.70	6.8
50,227	1.51 (c),(d)	2.05	21.4
77,135	1.51 (c)	2.17	11.4
93,923	1.54 (c)	2.96	9.2
107,873	1.44 (c)	3.12	27.7

179,925	1.44 (c)	1.72	6.8
168,814	1.44 (c)	2.06	21.4
172,782	1.45 (c)	2.20	11.4
160,228	1.48 (c)	3.00	9.2
149,913	1.42 (c)	3.07	27.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.
(d)	Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2012	$13.48	$0.19	$1.26	$1.45	$(0.20)	$–	$(0.20)	$14.73	10.92%
2011	13.13	0.19	0.35	0.54	(0.19)	–	(0.19)	13.48	4.10
2010	11.38	0.17	1.77	1.94	(0.19)	–	(0.19)	13.13	17.21
2009	11.58	0.22	0.95	1.17	(0.22)	(1.15)	(1.37)	11.38	12.30
2008	19.04	0.45	(6.36)	(5.91)	(0.47)	(1.08)	(1.55)	11.58	(33.63)
Class B shares
2012	12.94	0.09	1.21	1.30	(0.06)	–	(0.06)	14.18	10.06
2011	12.59	0.09	0.32	0.41	(0.06)	–	(0.06)	12.94	3.27
2010	10.92	0.08	1.68	1.76	(0.09)	–	(0.09)	12.59	16.22
2009	11.13	0.14	0.90	1.04	(0.10)	(1.15)	(1.25)	10.92	11.41
2008	18.36	0.34	(6.15)	(5.81)	(0.34)	(1.08)	(1.42)	11.13	(34.12)
Class C shares
2012	12.77	0.08	1.20	1.28	(0.10)	–	(0.10)	13.95	10.09
2011	12.44	0.09	0.33	0.42	(0.09)	–	(0.09)	12.77	3.38
2010	10.80	0.07	1.68	1.75	(0.11)	–	(0.11)	12.44	16.29
2009	11.03	0.14	0.90	1.04	(0.12)	(1.15)	(1.27)	10.80	11.48
2008	18.22	0.32	(6.08)	(5.76)	(0.35)	(1.08)	(1.43)	11.03	(34.16)
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2012	11.32	0.36	0.68	1.04	(0.35)	(0.02)	(0.37)	11.99	9.30
2011	11.31	0.40	0.01	0.41	(0.40)	–	(0.40)	11.32	3.64
2010	10.44	0.39	0.90	1.29	(0.42)	–	(0.42)	11.31	12.61
2009	9.50	0.41	1.18	1.59	(0.41)	(0.24)	(0.65)	10.44	17.66
2008	11.92	0.45	(2.13)	(1.68)	(0.47)	(0.27)	(0.74)	9.50	(14.96)
Class B shares
2012	11.32	0.27	0.68	0.95	(0.25)	(0.02)	(0.27)	12.00	8.43
2011	11.31	0.31	–	0.31	(0.30)	–	(0.30)	11.32	2.74
2010	10.43	0.30	0.90	1.20	(0.32)	–	(0.32)	11.31	11.69
2009	9.48	0.34	1.18	1.52	(0.33)	(0.24)	(0.57)	10.43	16.85
2008	11.91	0.38	(2.16)	(1.78)	(0.38)	(0.27)	(0.65)	9.48	(15.71)
Class C shares
2012	11.23	0.27	0.68	0.95	(0.26)	(0.02)	(0.28)	11.90	8.56
2011	11.23	0.31	–	0.31	(0.31)	–	(0.31)	11.23	2.80
2010	10.36	0.30	0.90	1.20	(0.33)	–	(0.33)	11.23	11.81
2009	9.43	0.34	1.17	1.51	(0.34)	(0.24)	(0.58)	10.36	16.87
2008	11.85	0.37	(2.14)	(1.77)	(0.38)	(0.27)	(0.65)	9.43	(15.69)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,174,694	0.72%(c)	1.32%	13.1%
1,124,629	0.71 (c)	1.42	31.9
1,178,547	0.72 (c)	1.37	15.4
1,103,246	0.77 (c)	2.15	4.2
1,204,478	0.68 (c)	2.90	32.4

132,576	1.55 (c),(d)	0.63	13.1
210,707	1.51 (c),(d)	0.70	31.9
317,492	1.52 (c)	0.64	15.4
414,345	1.55 (c)	1.43	4.2
545,926	1.44 (c)	2.26	32.4

443,838	1.47 (c)	0.59	13.1
447,955	1.46 (c)	0.68	31.9
493,019	1.48 (c)	0.64	15.4
509,044	1.52 (c)	1.42	4.2
590,888	1.43 (c)	2.16	32.4

612,795	0.69 (c)	3.08	5.5
521,730	0.69 (c)	3.48	19.6
461,662	0.70 (c)	3.56	9.5
390,778	0.74 (c)	4.34	11.4
349,745	0.67 (c)	4.09	35.1

39,066	1.53 (c),(d)	2.31	5.5
63,476	1.52 (c),(d)	2.71	19.6
105,145	1.51 (c)	2.80	9.5
143,196	1.52 (c)	3.61	11.4
175,763	1.44 (c)	3.39	35.1

224,627	1.44 (c)	2.33	5.5
188,596	1.44 (c)	2.74	19.6
193,584	1.45 (c)	2.81	9.5
171,350	1.47 (c)	3.59	11.4
139,041	1.42 (c)	3.35	35.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.
(d)	Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2012	$14.61	$0.12	$1.52	$1.64	$(0.12)	$–	$(0.12)	$16.13	11.31%
2011	14.18	0.12	0.44	0.56	(0.13)	–	(0.13)	14.61	3.96
2010	12.14	0.12	2.07	2.19	(0.15)	–	(0.15)	14.18	18.15
2009	12.26	0.18	0.93	1.11	(0.07)	(1.16)	(1.23)	12.14	10.98
2008	21.28	0.44	(7.84)	(7.40)	(0.47)	(1.15)	(1.62)	12.26	(37.46)
Class B shares
2012	13.66	0.01	1.41	1.42	–	–	–	15.08	10.40
2011	13.25	0.01	0.41	0.42	(0.01)	–	(0.01)	13.66	3.14
2010	11.35	0.03	1.92	1.95	(0.05)	–	(0.05)	13.25	17.25
2009	11.55	0.10	0.86	0.96	–	(1.16)	(1.16)	11.35	10.12
2008	20.15	0.33	(7.45)	(7.12)	(0.33)	(1.15)	(1.48)	11.55	(37.94)
Class C shares
2012	13.67	0.01	1.42	1.43	(0.01)	–	(0.01)	15.09	10.47
2011	13.27	0.01	0.42	0.43	(0.03)	–	(0.03)	13.67	3.26
2010	11.39	0.03	1.92	1.95	(0.07)	–	(0.07)	13.27	17.14
2009	11.57	0.10	0.88	0.98	–	(1.16)	(1.16)	11.39	10.30
2008	20.19	0.30	(7.43)	(7.13)	(0.34)	(1.15)	(1.49)	11.57	(37.96)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$767,482	0.76%(c)	0.78%	13.6%
726,580	0.75 (c)	0.77	37.7
754,854	0.77 (c)	0.94	15.6
705,912	0.82 (c)	1.71	3.7
729,591	0.72 (c)	2.58	32.5

97,162	1.60 (c),(d)	0.10	13.6
150,302	1.54 (c),(d)	0.07	37.7
216,781	1.56 (c)	0.23	15.6
272,702	1.60 (c)	1.01	3.7
343,364	1.47 (c)	2.04	32.5

273,694	1.51 (c)	0.06	13.6
274,978	1.49 (c)	0.05	37.7
301,333	1.52 (c)	0.21	15.6
304,256	1.57 (c)	0.98	3.7
344,700	1.46 (c)	1.88	32.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.
(d)	Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SHORT-TERM INCOME FUND(c)
Class A shares
2012	$11.97	$0.22	$0.30	$0.52	$(0.21)	$–	$(0.21)	$12.28	4.38%
2011	12.17	0.27	(0.18)	0.09	(0.29)	–	(0.29)	11.97	0.76
2010	11.84	0.33	0.33	0.66	(0.33)	–	(0.33)	12.17	5.64
2009	11.16	0.41	0.69	1.10	(0.42)	–	(0.42)	11.84	10.06
2008	11.59	0.43	(0.43)	–	(0.43)	–	(0.43)	11.16	(0.06)
Class C shares
2012	11.97	0.12	0.31	0.43	(0.11)	–	(0.11)	12.29	3.62
2011	12.18	0.17	(0.19)	(0.02)	(0.19)	–	(0.19)	11.97	(0.15)
2010	11.85	0.23	0.32	0.55	(0.22)	–	(0.22)	12.18	4.72
2009	11.17	0.30	0.71	1.01	(0.33)	–	(0.33)	11.85	9.18
2008	11.60	0.34	(0.42)	(0.08)	(0.35)	–	(0.35)	11.17	(0.78)
Class P shares
2012	11.96	0.24	0.31	0.55	(0.23)	–	(0.23)	12.28	4.64
2011	12.16	0.27	(0.16)	0.11	(0.31)	–	(0.31)	11.96	0.88
2010(f)	12.13	0.03	0.03	0.06	(0.03)	–	(0.03)	12.16	0.45 (g)
SMALLCAP BLEND FUND
Class A shares
2012	13.76	0.01	1.73	1.74	–	–	–	15.50	12.65
2011	12.99	(0.07)	0.84	0.77	–	–	–	13.76	5.93
2010	10.47	(0.04)	2.56	2.52	–	–	–	12.99	24.07
2009	10.36	–	0.11	0.11	–	–	–	10.47	1.06
2008	17.95	(0.02)	(6.14)	(6.16)	–	(1.43)	(1.43)	10.36	(36.97)
Class B shares
2012	12.91	(0.13)	1.63	1.50	–	–	–	14.41	11.62
2011	12.31	(0.20)	0.80	0.60	–	–	–	12.91	4.87
2010	10.04	(0.18)	2.45	2.27	–	–	–	12.31	22.61
2009	10.05	(0.10)	0.09	(0.01)	–	–	–	10.04	(0.1)
2008	17.60	(0.13)	(5.99)	(6.12)	–	(1.43)	(1.43)	10.05	(37.52)
Class C shares
2012	13.31	(0.09)	1.67	1.58	–	–	–	14.89	11.87
2011	12.67	(0.18)	0.82	0.64	–	–	–	13.31	5.05
2010	10.27	(0.12)	2.52	2.40	–	–	–	12.67	23.37
2009	10.22	(0.05)	0.10	0.05	–	–	–	10.27	0.49
2008	17.85	(0.12)	(6.08)	(6.20)	–	(1.43)	(1.43)	10.22	(37.44)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$359,554	0.77%(d)	1.81%	47.9%
320,548	0.76 (d)	2.27	43.6
330,516	0.76	2.75	54.7 (e)
135,394	0.83	3.54	40.8
36,725	0.95	3.67	64.5

99,524	1.58 (d)	1.01	47.9
90,899	1.59 (d)	1.44	43.6
89,598	1.64	1.89	54.7 (e)
42,128	1.67	2.58	40.8
4,892	1.67	2.95	64.5

41,798	0.61 (d)	1.95	47.9
28,420	0.63 (d)	2.26	43.6
105	0.66 (d),(h)	2.51 (h)	54.7 (e),(h)

130,282	1.37 (d)	0.08	90.2
74,604	1.40 (d)	(0.50)	76.1
73,302	1.51 (d)	(0.32)	65.2
61,823	1.65	(0.01)	89.5
66,286	1.46	(0.11)	55.6

4,378	2.31 (d)	(0.92)	90.2
3,740	2.38 (d)	(1.48)	76.1
5,809	2.74 (d)	(1.55)	65.2
7,037	2.78	(1.15)	89.5
10,021	2.33	(0.97)	55.6

7,790	2.09 (d)	(0.59)	90.2
2,342	2.20 (d)	(1.32)	76.1
1,546	2.20 (d)	(1.01)	65.2
940	2.20 (d)	(0.56)	89.5
836	2.20 (d)	(0.85)	55.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)
On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.

(d)	Reflects Manager's contractual expense limit.
(e)	Portfolio turnover rate excludes approximately $13,017,000 from portfolio realignment from the acquisition of Short-Term Bond Fund.
(f)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(g)	Total return amounts have not been annualized.
(h)	Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
TAX-EXEMPT BOND FUND
Class A shares
2012	$7.10	$0.30	$0.49	$0.79	$(0.30)	$(0.30)	$7.59	11.27%
2011	7.24	0.33	(0.14)	0.19	(0.33)	(0.33)	7.10	2.83
2010	6.98	0.35	0.24	0.59	(0.33)	(0.33)	7.24	8.66
2009	6.31	0.35	0.66	1.01	(0.34)	(0.34)	6.98	16.51
2008	7.41	0.34	(1.10)	(0.76)	(0.34)	(0.34)	6.31	(10.57)
Class B shares
2012	7.10	0.24	0.48	0.72	(0.24)	(0.24)	7.58	10.22
2011	7.24	0.28	(0.15)	0.13	(0.27)	(0.27)	7.10	2.04
2010	6.98	0.29	0.25	0.54	(0.28)	(0.28)	7.24	7.83
2009	6.31	0.31	0.66	0.97	(0.30)	(0.30)	6.98	15.71
2008	7.41	0.32	(1.10)	(0.78)	(0.32)	(0.32)	6.31	(10.94)
Class C shares
2012	7.12	0.24	0.48	0.72	(0.24)	(0.24)	7.60	10.19
2011	7.25	0.27	(0.13)	0.14	(0.27)	(0.27)	7.12	2.17
2010	6.99	0.29	0.25	0.54	(0.28)	(0.28)	7.25	7.81
2009	6.31	0.29	0.68	0.97	(0.29)	(0.29)	6.99	15.68
2008	7.42	0.28	(1.11)	(0.83)	(0.28)	(0.28)	6.31	(11.52)

FINANCIAL HIGHLIGHTS (CONTINUED)
PRINCIPAL FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$252,046	0.81%	0.78%(c)	0.81%(d)	4.11%	24.1%
221,693	0.86	0.82 (c)	0.86 (d)	4.72	24.2
249,952	0.89	0.82 (c)	0.90 (e)	4.86	31.1
244,298	0.87	0.79 (c)	0.92 (e)	5.32	75.8
220,771	1.00	0.76 (c)	1.07 (e)	4.85	65.3

2,052	1.63	1.60 (c)	2.42 (d)	3.31	24.1
2,851	1.64	1.60 (c)	2.22 (d)	3.99	24.2
5,877	1.69	1.62 (c)	2.02 (e)	4.09	31.1
9,561	1.55	1.47 (c)	1.90 (e)	4.65	75.8
11,837	1.39	1.15 (c)	1.96 (e)	4.44	65.3

11,127	1.63	1.60 (c)	1.78 (d)	3.28	24.1
6,973	1.64	1.60 (c)	1.95 (d)	3.95	24.2
8,206	1.69	1.62 (c)	1.95 (e)	4.06	31.1
6,728	1.73	1.65 (c)	2.17 (e)	4.42	75.8
3,672	1.89	1.65 (c)	2.50 (e)	3.99	65.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d)	Excludes expense reimbursement from Manager.
(e)	Excludes expense reimbursement from Manager and/or custodian.

APPENDIX A – DESCRIPTION OF BOND RATINGS
Moody’s Investors Service, Inc. Rating Definitions:
Long-Term Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.
SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”
Description of Moody’s Commercial Paper Ratings:
Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.
Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.
The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.
The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:
Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:
Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:
Debt rated "BB," "B," "CCC," and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.
Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:
Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings
A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:
Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1:
This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:
Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.
The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.
Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2	A satisfactory capacity to pay principal and interest.

SP-3	A speculative capacity to pay principal and interest.
Fitch, Inc. Long-Term Credit Ratings
Investment Grade

AAA:
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:
Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:
High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:
Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB:
Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Recovery Ratings
Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.
Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.
The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.
Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1:	Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2:	Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3:	Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4:	Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5:	Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6:	Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.
Short-Term Credit Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1:	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3:	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B:	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C:	High short-term default risk. Default is a real possibility.

RD:	Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D:	Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

ADDITIONAL INFORMATION
Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2013, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.
Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.
The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572